Franklin Investors Securities Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Adjustable U.S. Government Securities Fund
		Principal Amount	Value
	Mortgage-Backed Securities 93.2%
[a]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 19.2%
	FHLMC, 2.475%, (12-month USD LIBOR +/- MBS Margin), 5/01/45	$12,512,697	$12,743,282
	FHLMC, 4.101%, (12-month USD LIBOR +/- MBS Margin), 9/01/35	5,022,947	5,192,715
	FHLMC, 4.186% - 4.363%, (6-month USD LIBOR +/- MBS Margin), 4/01/36 - 1/01/37	1,490,641	1,545,330
	FHLMC, 4.247% - 4.584%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 - 5/01/38	6,526,326	6,831,119
	FHLMC, 4.59%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	2,739,314	2,856,324
	FHLMC, 4.596% - 4.625%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 - 10/01/38	5,796,904	6,088,886
	FHLMC, 4.625%, (12-month USD LIBOR +/- MBS Margin), 11/01/37	2,848,777	2,994,459
	FHLMC, 4.662%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	3,405,137	3,590,521
	FHLMC, 4.63% - 4.678%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 11/01/41	6,439,847	6,765,466
	FHLMC, 4.57% - 4.694%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 - 4/01/37	4,669,294	4,919,549
	FHLMC, 4.707%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	15,712,231	16,367,063
	FHLMC, 4.697% - 4.724%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 12/01/37	6,423,786	6,768,379
	FHLMC, 4.697% - 4.737%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 - 6/01/37	6,409,905	6,761,897
	FHLMC, 4.768%, (12-month USD LIBOR +/- MBS Margin), 7/01/35	6,772,630	7,143,583
	FHLMC, 4.746% - 4.772%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 - 5/01/40	6,454,061	6,797,144
	FHLMC, 4.774% - 4.80%, (12-month USD LIBOR +/- MBS Margin), 12/01/35 - 4/01/40	5,788,633	6,087,566
	FHLMC, 4.808%, (12-month USD LIBOR +/- MBS Margin), 10/01/41	3,095,844	3,259,759
	FHLMC, 4.817%, (12-month USD LIBOR +/- MBS Margin), 11/01/40	3,403,670	3,590,615
	FHLMC, 4.807% - 4.856%, (12-month USD LIBOR +/- MBS Margin), 8/01/34 - 3/01/38	6,339,797	6,698,337
	FHLMC, 4.75% - 4.874%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 - 11/01/36	6,484,304	6,849,650
	FHLMC, 4.917%, (12-month USD LIBOR +/- MBS Margin), 6/01/37	6,457,632	6,845,125
	FHLMC, 4.966%, (12-month USD LIBOR +/- MBS Margin), 3/01/37	1,770,573	1,872,516
	FHLMC, 5.034%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	3,137,603	3,346,821
	FHLMC, 6.01%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	1,785,329	1,955,560
			137,871,666
[a]	Federal National Mortgage Association (FNMA) Adjustable Rate 73.9%
	FNMA, 2.191%, (12-month USD LIBOR +/- MBS Margin), 3/01/46	7,898,554	8,076,901
	FNMA, 2.33%, (12-month USD LIBOR +/- MBS Margin), 4/01/45	4,834,115	4,948,269
	FNMA, 2.208% - 2.869%, (11th District COF +/- MBS Margin), 4/01/20 - 11/01/40	4,824,639	4,837,393
	FNMA, 3.405%, (11th District COF +/- MBS Margin), 4/01/34	16,484,131	16,796,186
	FNMA, 3.348% - 4.092%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 3/01/38	6,713,815	6,890,958
	FNMA, 4.142%, (6-month USD LIBOR +/- MBS Margin), 12/01/34	3,563,265	3,685,239
	FNMA, 3.602% - 4.16%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 10/01/37	6,662,200	6,896,548
	FNMA, 4.093% - 4.163%, (6-month USD LIBOR +/- MBS Margin), 9/01/23 - 7/01/37	6,742,741	6,976,272
	FNMA, 3.115% - 4.18%, (1-month USD LIBOR +/- MBS Margin), 10/01/26 - 10/01/34	375,470	380,495
	FNMA, 4.163% - 4.227%, (6-month USD LIBOR +/- MBS Margin), 12/01/24 - 8/01/37	6,873,850	7,117,481
	FNMA, 4.167% - 4.232%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 2/01/39	6,913,206	7,174,626
	FNMA, 4.233% - 4.279%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 7/01/38	6,635,190	6,894,650
	FNMA, 4.234% - 4.289%, (6-month USD LIBOR +/- MBS Margin), 10/01/22 - 2/01/37	6,530,604	6,772,585
	FNMA, 4.28% - 4.325%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 10/01/38	6,763,926	7,036,833
	FNMA, 4.341%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	5,385,756	5,601,765
	FNMA, 4.325% - 4.345%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 8/01/39	6,351,511	6,628,411
	FNMA, 3.35% - 4.351%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/21 - 11/01/44	6,714,023	6,837,291
	FNMA, 4.346% - 4.383%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 12/01/43	5,131,856	5,355,987
	FNMA, 4.391%, (12-month USD LIBOR +/- MBS Margin), 5/01/39	5,404,174	5,622,125
	FNMA, 4.384% - 4.41%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 9/01/37	4,586,485	4,796,547
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund (continued)
		Principal Amount	Value
	Mortgage-Backed Securities (continued)
[a]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.417%, (12-month USD LIBOR +/- MBS Margin), 3/01/37	$3,316,546	$3,463,784
	FNMA, 4.41% - 4.425%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 8/01/37	5,912,321	6,199,568
	FNMA, 4.426% - 4.442%, (12-month USD LIBOR +/- MBS Margin), 5/01/33 - 9/01/38	5,239,142	5,484,917
	FNMA, 4.449%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	3,502,955	3,667,478
	FNMA, 4.443% - 4.462%, (12-month USD LIBOR +/- MBS Margin), 5/01/33 - 11/01/39	6,303,033	6,580,819
	FNMA, 4.465%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	3,564,011	3,723,425
	FNMA, 4.472%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	3,095,797	3,244,413
	FNMA, 4.477%, (12-month USD LIBOR +/- MBS Margin), 11/01/42	9,647,343	10,103,979
	FNMA, 4.464% - 4.48%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 9/01/38	6,564,801	6,873,836
	FNMA, 4.485%, (12-month USD LIBOR +/- MBS Margin), 8/01/40	2,852,493	2,984,691
	FNMA, 4.29% - 4.495%, (6-month USD LIBOR +/- MBS Margin), 9/01/21 - 8/01/37	6,889,567	7,149,343
	FNMA, 4.351% - 4.499%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/21 - 11/01/37	6,842,889	7,127,462
	FNMA, 4.481% - 4.504%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 1/01/42	6,766,145	7,084,807
	FNMA, 4.504% - 4.514%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 3/01/42	6,336,482	6,642,760
	FNMA, 4.516% - 4.527%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 11/01/42	6,664,950	6,982,437
	FNMA, 4.527% - 4.53%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 3/01/40	4,916,733	5,166,186
	FNMA, 4.53% - 4.532%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 9/01/37	6,032,659	6,299,447
	FNMA, 4.541%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	4,533,038	4,751,706
	FNMA, 4.533% - 4.55%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 9/01/40	5,330,315	5,595,574
	FNMA, 4.55% - 4.564%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 9/01/38	6,766,081	7,092,860
	FNMA, 4.564% - 4.573%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 11/01/38	6,841,815	7,172,442
	FNMA, 4.581%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	7,174,954	7,506,973
	FNMA, 4.583%, (12-month USD LIBOR +/- MBS Margin), 4/01/40	8,772,169	9,218,719
	FNMA, 4.584%, (12-month USD LIBOR +/- MBS Margin), 9/01/40	2,797,791	2,943,172
	FNMA, 4.586%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	3,512,031	3,690,817
	FNMA, 4.589%, (12-month USD LIBOR +/- MBS Margin), 5/01/38	3,881,812	4,073,012
	FNMA, 4.574% - 4.593%, (12-month USD LIBOR +/- MBS Margin), 4/01/32 - 12/01/39	6,136,489	6,424,857
	FNMA, 4.60%, (12-month USD LIBOR +/- MBS Margin), 3/01/35	6,596,523	6,913,830
	FNMA, 4.594% - 4.605%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 12/01/40	6,716,723	7,072,806
	FNMA, 4.50% - 4.613%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/20 - 7/01/38	6,866,951	7,176,837
	FNMA, 4.616%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,244,685	3,422,316
	FNMA, 4.621%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,665,111	3,835,674
	FNMA, 4.605% - 4.624%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 10/01/38	5,339,942	5,609,922
	FNMA, 4.624% - 4.626%, (12-month USD LIBOR +/- MBS Margin), 10/01/33 - 5/01/48	6,223,369	6,548,584
	FNMA, 4.632%, (12-month USD LIBOR +/- MBS Margin), 7/01/40	3,367,831	3,556,058
	FNMA, 4.628% - 4.634%, (12-month USD LIBOR +/- MBS Margin), 4/01/34 - 9/01/39	6,469,843	6,794,041
	FNMA, 4.634%, (12-month USD LIBOR +/- MBS Margin), 8/01/35	2,851,623	3,000,582
	FNMA, 4.642%, (12-month USD LIBOR +/- MBS Margin), 1/01/39	4,793,146	5,020,255
	FNMA, 4.648%, (12-month USD LIBOR +/- MBS Margin), 2/01/43	8,305,932	8,667,235
	FNMA, 4.637% - 4.65%, (12-month USD LIBOR +/- MBS Margin), 1/01/34 - 10/01/40	5,546,150	5,829,819
	FNMA, 4.653%, (12-month USD LIBOR +/- MBS Margin), 2/01/42	3,032,728	3,188,541
	FNMA, 4.65% - 4.654%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 2/01/43	6,650,776	7,008,518
	FNMA, 4.657%, (12-month USD LIBOR +/- MBS Margin), 9/01/42	7,227,401	7,561,477
	FNMA, 4.664%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	4,045,875	4,269,943
	FNMA, 4.676%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	13,738,898	14,500,444
	FNMA, 4.654% - 4.681%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 6/01/38	6,764,315	7,086,961
  |  2

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund (continued)
		Principal Amount	Value
	Mortgage-Backed Securities (continued)
[a]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.684%, (12-month USD LIBOR +/- MBS Margin), 3/01/41	$4,261,494	$4,490,149
	FNMA, 4.687%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/36	3,164,057	3,335,502
	FNMA, 4.613% - 4.688%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/24 - 7/01/40	5,600,564	5,856,792
	FNMA, 4.691%, (12-month USD LIBOR +/- MBS Margin), 6/01/35	3,122,805	3,295,443
	FNMA, 4.694%, (12-month USD LIBOR +/- MBS Margin), 7/01/42	8,123,348	8,506,920
	FNMA, 4.682% - 4.708%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 11/01/42	6,435,149	6,755,889
	FNMA, 4.712%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	3,844,218	4,054,195
	FNMA, 4.709% - 4.73%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 1/01/37	6,802,240	7,138,854
	FNMA, 4.689% - 4.733%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/20 - 9/01/39	5,443,685	5,703,511
	FNMA, 3.466% - 4.733%, (US 5 Year CMT T-Note +/- MBS Margin), 5/01/26 - 2/01/30	107,304	112,719
	FNMA, 4.73% - 4.739%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 8/01/39	4,809,086	5,066,693
	FNMA, 4.758%, (12-month USD LIBOR +/- MBS Margin), 5/01/40	3,122,943	3,296,343
	FNMA, 4.733% - 4.78%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/24 - 12/01/40	6,460,572	6,808,449
	FNMA, 4.739% - 4.795%, (12-month USD LIBOR +/- MBS Margin), 3/01/32 - 4/01/44	6,187,823	6,498,201
	FNMA, 4.796% - 4.82%, (12-month USD LIBOR +/- MBS Margin), 2/01/32 - 5/01/38	6,030,896	6,354,539
	FNMA, 4.859%, (12-month USD LIBOR +/- MBS Margin), 5/01/40	8,007,083	8,428,658
	FNMA, 4.783% - 4.874%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/22 - 1/01/40	6,844,391	7,127,262
	FNMA, 4.82% - 4.92%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 4/01/41	6,318,721	6,661,214
	FNMA, 4.923%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,018,565	3,187,285
	FNMA, 4.923% - 4.976%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 3/01/47	5,933,409	6,271,781
	FNMA, 3.07% - 5.027%, (US 3 Year CMT T-Note +/- MBS Margin), 6/01/21 - 1/01/35	597,528	617,764
	FNMA, 5.033% - 5.516%, (12-month USD LIBOR +/- MBS Margin), 1/01/35 - 4/01/38	2,769,369	2,929,502
	FNMA, 4.536% - 5.808%, (6-month USD LIBOR +/- MBS Margin), 11/01/23 - 6/01/38	3,046,844	3,178,996
	FNMA, 4.875% - 6.821%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/22 - 4/01/38	6,766,601	7,041,323
	FNMA, 2.87% - 6.989%, (11th District COF +/- MBS Margin), 1/01/20 - 8/01/37	3,597,527	3,563,552
	FNMA, 4.469% - 7.67%, (6-month US T-Bill +/- MBS Margin), 12/01/21 - 11/01/34	185,115	187,744
			530,109,169
[a]	Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
	GNMA, 3.75% - 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36	878,823	899,637
	Total Mortgage-Backed Securities (Cost $669,648,139)		668,880,472
		Shares
	Short Term Investments 6.3%
	Money Market Funds (Cost $35,978,730) 5.0%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	35,978,730	35,978,730
  |  3

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $9,598,650) 1.3%
[d]	Joint Repurchase Agreement, 2.53%, 8/01/19 (Maturity Value $9,599,325) BNP Paribas Securities Corp. (Maturity Value $8,063,721) Deutsche Bank Securities Inc. (Maturity Value $1,213,067) HSBC Securities (USA) Inc. (Maturity Value $322,537) Collateralized by U.S. Government Agency Securities, 2.50% - 4.575%, 6/12/26 - 2/20/69; and U.S. Treasury Notes, 1.25% - 3.125%, 2/29/20 - 5/15/21 (valued at $ 9,792,939 )	9,598,650	$9,598,650
	Total Investments (Cost $715,225,519) 99.5%		714,457,852
	Other Assets, less Liabilities 0.5%		3,357,545
	Net Assets 100.0%		$717,815,397

See Abbreviations on page 114.
[a]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[b]See Note 7 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
[d]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2019, all repurchase agreements had been entered into on that date.
  |  4

Franklin Investors Securities Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Convertible Securities Fund
		Country	Shares	Value
	Common Stocks 0.8%
	Consumer Discretionary 0.6%
[a]	Alibaba Group Holding Ltd., ADR	China	129,089	$22,346,597
	Information Technology 0.2%
[a]	Palo Alto Networks Inc.	United States	43,061	9,755,039
	Total Common Stocks (Cost $18,835,183)			32,101,636
	Convertible Preferred Stocks 16.0%
	Consumer Staples 1.6%
	Bunge Ltd., 4.875%, cvt. pfd.	United States	630,000	65,205,000
	Health Care 4.8%
	Avantor Inc., 6.25%, cvt. pfd., A	United States	820,000	50,249,600
	Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	1,120,000	69,048,000
	Change Healthcare Inc., 6.00%, cvt. pfd.	United States	300,000	16,203,000
	Danaher Corp., 4.75%, cvt. pfd., A	United States	54,000	61,284,600
				196,785,200
	Industrials 3.8%
	Fortive Corp., 5.00%, cvt. pfd., A	United States	34,350	33,556,859
	Rexnord Corp., 5.75%, cvt. pfd.	United States	1,017,500	60,103,725
	Stanley Black & Decker Inc., 5.375%, cvt. pfd.	United States	592,000	60,082,080
				153,742,664
	Materials 1.6%
	International Flavors & Fragrances Inc., 6.00%, cvt. pfd.	United States	1,192,242	64,106,852
	Utilities 4.2%
	American Electric Power Co. Inc., 6.125%, cvt. pfd.	United States	440,000	23,971,200
	Aqua America Inc., 6.00%, cvt. pfd.	United States	770,000	44,028,600
	Sempra Energy, 6.00%, cvt. pfd., A	United States	567,500	63,083,300
	Sempra Energy, 6.75%, cvt. pfd., B	United States	206,000	22,958,700
	South Jersey Industries Inc., 7.25%, cvt. pfd.	United States	360,000	19,292,400
				173,334,200
	Total Convertible Preferred Stocks (Cost $609,875,501)			653,173,916
			Principal Amount*
	Convertible Bonds 77.9%
	Communication Services 8.4%
	DISH Network Corp., cvt., senior bond, 3.375%, 8/15/26	United States	$45,900,000	42,174,665
[b]	iQIYI Inc.,
	cvt., senior note, 144A, 3.75%, 12/01/23	China	43,500,000	46,117,264
	cvt., senior note, 144A, 2.00%, 4/01/25	China	26,000,000	24,807,016
[b]	Liberty Interactive LLC, cvt., senior bond, 144A, 1.75%, 9/30/46	United States	37,000,000	45,737,180
	Liberty Media Corp.,
	cvt., senior bond, 2.25%, 9/30/46	United States	39,000,000	21,337,731
	cvt., senior note, 1.375%, 10/15/23	United States	21,200,000	25,401,920
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund (continued)
		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Communication Services (continued)
	Weibo Corp., cvt., senior note, 1.25%, 11/15/22	China	$78,000,000	$73,483,410
	Zillow Group Inc.,
	cvt., senior note, 2.00%, 12/01/21	United States	34,500,000	40,498,170
	cvt., senior note, 1.50%, 7/01/23	United States	23,500,000	23,978,653
				343,536,009
	Consumer Discretionary 11.9%
	Booking Holdings Inc., cvt., senior note, 0.35%, 6/15/20	United States	35,000,000	50,632,468
	Ctrip.com International Ltd., cvt., senior note, 1.25%, 9/15/22	China	75,000,000	74,956,125
	Etsy Inc., cvt., senior note, zero cpn., 3/01/23	United States	40,000,000	78,111,600
[b]	Liberty Expedia Holdings, cvt., 144A, 1.00%, 6/30/47	United States	52,450,000	52,223,990
[b]	MercadoLibre Inc., cvt., senior note, 144A, 2.00%, 8/15/28	Argentina	57,000,000	91,490,700
	RH, cvt., senior note, zero cpn., 6/15/23	United States	56,500,000	55,936,187
	Wayfair Inc.,
	cvt., senior note, 0.375%, 9/01/22	United States	36,500,000	50,809,736
	[b] cvt., senior note, 144A, 1.125%, 11/01/24	United States	22,000,000	30,294,660
				484,455,466
	Energy 0.6%
	Oil States International Inc., cvt., senior note, 1.50%, 2/15/23	United States	28,000,000	24,416,981
	Financials 1.9%
[b]	AXA SA, cvt., senior note, 144A, 7.25%, 5/15/21	France	71,500,000	77,679,030
	Health Care 14.1%
	Assertio Therapeutics Inc., cvt., senior note, 2.50%, 9/01/21	United States	16,000,000	11,500,756
	BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20	United States	28,200,000	30,527,509
	Clovis Oncology Inc., cvt., senior note, 1.25%, 5/01/25	United States	30,000,000	16,917,681
	Dermira Inc., cvt., senior note, 3.00%, 5/15/22	United States	41,120,000	35,265,521
[b]	DexCom Inc., cvt., senior note, 144A, 0.75%, 12/01/23	United States	64,000,000	76,776,320
	Illumina Inc.,
	cvt., senior note, 0.50%, 6/15/21	United States	32,500,000	43,336,641
	[b] cvt., senior note, 144A, zero cpn., 8/15/23	United States	32,750,000	35,434,227
	Insulet Corp., cvt., senior note, 1.375%, 11/15/24	United States	51,300,000	74,581,739
	Intercept Pharmaceuticals Inc., cvt., senior note, 2.00%, 5/15/26	United States	21,000,000	18,522,453
	Jazz Investments I Ltd.,
	cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	35,811,286
	cvt., senior note, 1.50%, 8/15/24	United States	39,750,000	39,077,012
	Neurocrine Biosciences Inc., cvt., senior note, 2.25%, 5/15/24	United States	44,750,000	64,510,866
	Novavax Inc., cvt., senior note, 3.75%, 2/01/23	United States	29,000,000	11,600,000
	NuVasive Inc., cvt., senior note, 2.25%, 3/15/21	United States	12,000,000	14,462,474
	Sarepta Therapeutics Inc., cvt., senior note, 1.50%, 11/15/24	United States	30,250,000	66,307,395
				574,631,880
	Industrials 1.0%
[b]	Fortive Corp., cvt., senior note, 144A, 0.875%, 2/15/22	United States	40,270,000	41,479,988
  |  6

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund (continued)
		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Information Technology 38.9%
	Atlassian Inc., cvt., senior note, 0.625%, 5/01/23	United States	$50,000,000	$90,240,408
[b]	Coupa Software Inc., cvt., senior note, 144A, 0.125%, 6/15/25	United States	21,000,000	23,621,788
[b]	DocuSign Inc., cvt., senior note, 144A, 0.50%, 9/15/23	United States	65,000,000	68,811,275
	Electronics for Imaging Inc., cvt., senior note, 0.75%, 9/01/19	United States	22,000,000	22,031,535
	Envestnet Inc., cvt., senior note, 1.75%, 6/01/23	United States	51,500,000	63,269,583
	Guidewire Software Inc., cvt., senior note, 1.25%, 3/15/25	United States	49,000,000	55,166,748
	HubSpot Inc., cvt., senior note, 0.25%, 6/01/22	United States	43,875,000	85,709,813
	Inphi Corp., cvt., senior note, 0.75%, 9/01/21	United States	9,600,000	11,938,608
	Intel Corp., cvt., junior sub. bond, 3.25%, 8/01/39	United States	8,000,000	19,861,920
	Microchip Technology Inc., cvt., 1.625%, 2/15/27	United States	69,250,000	88,418,400
	NXP Semiconductors NV, cvt., senior note, 1.00%, 12/01/19	Netherlands	55,000,000	58,820,283
	Okta Inc., cvt., senior note, 0.25%, 2/15/23	United States	28,900,000	79,194,084
[b]	Palo Alto Networks Inc., cvt., senior note, 144A, 0.75%, 7/01/23	United States	53,000,000	58,484,166
[b]	Pluralsight Inc., cvt., senior note, 144A, 0.375%, 3/01/24	United States	19,000,000	20,700,158
	Q2 Holdings Inc., cvt., senior note, 0.75%, 2/15/23	United States	32,000,000	47,532,672
	RealPage Inc., cvt., senior note, 1.50%, 11/15/22	United States	40,850,000	64,280,016
	Red Hat Inc., cvt., senior note, 0.25%, 10/01/19	United States	29,250,000	75,647,813
	ServiceNow Inc., cvt., senior note, zero cpn., 6/01/22	United States	40,000,000	83,354,833
	Silicon Laboratories Inc., cvt., senior note, 1.375%, 3/01/22	United States	53,700,000	71,210,911
[b]	Splunk Inc., cvt., senior note, 144A, 1.125%, 9/15/25	United States	22,500,000	26,279,550
	Square Inc., cvt., senior note, 0.50%, 5/15/23	United States	65,000,000	82,935,633
	Twilio Inc., cvt., senior note, 0.25%, 6/01/23	United States	37,500,000	76,694,317
	Viavi Solutions Inc.,
	cvt., senior note, 1.75%, 6/01/23	United States	40,969,000	50,856,868
	cvt., senior note, 1.00%, 3/01/24	United States	20,000,000	25,113,907
	Wix.com Ltd., cvt., senior note, zero cpn., 7/01/23	Israel	56,500,000	71,240,285
	Workday Inc., cvt., senior note, 0.25%, 10/01/22	United States	57,500,000	84,383,622
	Zendesk Inc., cvt., senior note, 0.25%, 3/15/23	United States	56,500,000	83,015,417
				1,588,814,613
	Materials 1.1%
	Cemex SAB de CV, cvt., sub. note, 3.72%, 3/15/20	Mexico	44,250,000	44,307,973
	Total Convertible Bonds (Cost $2,579,752,216)			3,179,321,940
			Shares
	Escrows and Litigation Trusts (Cost $22,362) 0.0%
[a,c]	Motors Liquidation Co., Escrow Account	United States	376,200	—
	Total Investments before Short Term Investments (Cost $3,208,485,262)			3,864,597,492
  |  7

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund (continued)
		Country	Shares	Value
	Short Term Investments (Cost $205,836,690) 5.1%
	Money Market Funds 5.1%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	205,836,690	$205,836,690
	Total Investments (Cost $3,414,321,952) 99.8%			4,070,434,182
	Other Assets, less Liabilities 0.2%			9,951,045
	Net Assets 100.0%			$4,080,385,227

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $719,937,312, representing 17.6% of net assets.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 7 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Investors Securities Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Equity Income Fund
		Country	Shares	Value
	Common Stocks 86.6%
	Communication Services 4.9%
	Comcast Corp., A	United States	835,000	$36,046,950
	Rogers Communications Inc., B	Canada	350,000	18,161,500
	TELUS Corp.	Canada	470,000	16,894,715
	Verizon Communications Inc.	United States	875,000	48,361,250
				119,464,415
	Consumer Discretionary 3.4%
[a]	Amazon.com Inc.	United States	2,300	4,293,594
	Las Vegas Sands Corp.	United States	140,000	8,461,600
	Lowe’s Cos. Inc.	United States	129,500	13,131,300
	McDonald’s Corp.	United States	175,000	36,876,000
	Target Corp.	United States	220,000	19,008,000
				81,770,494
	Consumer Staples 10.9%
	The Coca-Cola Co.	United States	1,075,000	56,577,250
	Nestle SA	Switzerland	190,000	20,193,052
	PepsiCo Inc.	United States	415,000	53,041,150
	The Procter & Gamble Co.	United States	567,500	66,987,700
	Unilever NV, N.Y. shs.	United Kingdom	415,000	23,962,100
	Walmart Inc.	United States	380,000	41,944,400
				262,705,652
	Energy 8.3%
	Chevron Corp.	United States	485,000	59,708,350
	Exxon Mobil Corp.	United States	455,934	33,903,252
	Occidental Petroleum Corp.	United States	537,000	27,580,320
	ONEOK Inc.	United States	250,000	17,520,000
	Royal Dutch Shell PLC, A, ADR	United Kingdom	555,000	34,903,950
	Suncor Energy Inc.	Canada	970,000	27,839,000
				201,454,872
	Financials 17.8%
	Arthur J. Gallagher & Co.	United States	210,000	18,990,300
	Bank of America Corp.	United States	1,600,000	49,088,000
	BB&T Corp.	United States	1,000,000	51,530,000
	BlackRock Inc.	United States	45,500	21,279,440
	JPMorgan Chase & Co.	United States	866,000	100,456,000
	MetLife Inc.	United States	810,000	40,030,200
	Morgan Stanley	United States	1,180,000	52,580,800
	U.S. Bancorp	United States	740,000	42,291,000
	Wells Fargo & Co.	United States	1,145,000	55,429,450
				431,675,190
	Health Care 11.3%
	Baxter International Inc.	United States	355,000	29,809,350
	Eli Lilly & Co.	United States	80,000	8,716,000
	HCA Holdings Inc.	United States	100,000	13,351,000
	Johnson & Johnson	United States	380,000	49,483,600
	Medtronic PLC	United States	455,000	46,382,700
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Health Care (continued)
Merck & Co. Inc.	United States	525,000	$43,569,750
Pfizer Inc.	United States	1,184,300	45,998,212
UnitedHealth Group Inc.	United States	140,500	34,985,905
			272,296,517
Industrials 10.6%
3M Co.	United States	157,500	27,518,400
Emerson Electric Co.	United States	285,000	18,490,800
Illinois Tool Works Inc.	United States	82,500	12,723,975
Lockheed Martin Corp.	United States	95,000	34,406,150
Norfolk Southern Corp.	United States	150,000	28,668,000
Raytheon Co.	United States	215,000	39,192,350
Republic Services Inc.	United States	498,500	44,192,025
Stanley Black & Decker Inc.	United States	112,780	16,645,200
United Technologies Corp.	United States	260,000	34,736,000
			256,572,900
Information Technology 9.6%
Analog Devices Inc.	United States	115,000	13,507,900
Apple Inc.	United States	130,000	27,695,200
Cisco Systems Inc.	United States	629,233	34,859,509
Intel Corp.	United States	328,402	16,600,721
Microsoft Corp.	United States	660,000	89,938,200
Oracle Corp.	United States	290,500	16,355,150
Texas Instruments Inc.	United States	262,000	32,752,620
			231,709,300
Materials 1.3%
BASF SE	Germany	87,500	5,860,439
Dow Inc.	United States	160,000	7,750,400
DuPont de Nemours Inc.	United States	138,333	9,982,109
International Paper Co.	United States	175,000	7,684,250
			31,277,198
Real Estate 2.7%
Equity Residential	United States	300,000	23,667,000
Host Hotels & Resorts Inc.	United States	1,400,000	24,346,000
Prologis Inc.	United States	215,000	17,331,150
			65,344,150
Utilities 5.8%
Duke Energy Corp.	United States	500,000	43,360,000
NextEra Energy Inc.	United States	255,300	52,890,501
Xcel Energy Inc.	United States	723,500	43,127,835
			139,378,336
Total Common Stocks (Cost $1,435,308,673)			2,093,649,024
  |  10

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund (continued)
		Country	Shares	Value
	Equity-Linked Securities 9.0%
	Consumer Discretionary 3.1%
[b]	Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 6.50%, 144A	United States	17,500	$31,468,803
[b]	JPMorgan Chase Bank NA into TXJ Co., 5.50%, 144A	United States	326,000	17,996,269
[b]	Wells Fargo Bank National Assn. into Dollar General Corp., 6.50%, 144A	United States	205,000	24,769,370
				74,234,442
	Energy 0.6%
[b]	Citigroup Global Markets Holdings Inc. into Anadarko Petroleum Corp., 8.00%, 144A	United States	250,000	14,536,110
	Financials 1.8%
[b]	Goldman Sachs International into The Charles Schwab Corp., 7.00%, 144A	United States	436,000	19,022,373
[b]	Morgan Stanley BV into Bank of America Corp., 6.50%, 144A	United States	800,000	24,707,490
				43,729,863
	Health Care 0.8%
[b]	Goldman Sachs International into HCA Holdings Inc., 6.00%, 144A	United States	140,200	19,095,134
	Information Technology 2.7%
[b]	Barclays Bank PLC into Broadcom Inc., 10.00%, 144A	United States	67,000	19,542,959
[b]	Goldman Sachs International into Intel Corp., 8.00%, 144A	United States	230,000	11,658,485
[b]	Merrill Lynch International & Co. CV into Analog Devices Inc., 7.00%, 144A	United States	235,000	23,149,104
[b]	Merrill Lynch International & Co. CV into Cisco System Inc., 7.00%, 144A	United States	225,000	12,181,668
				66,532,216
	Total Equity-Linked Securities (Cost $204,036,217)			218,127,765
	Convertible Preferred Stocks 2.8%
	Health Care 1.8%
	Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	700,000	43,155,000
	Industrials 0.5%
	Fortive Corp., 5.00%, cvt. pfd., A	United States	11,950	11,674,074
	Materials 0.5%
	International Flavors & Fragrances Inc., 6.00%, cvt. pfd.	United States	257,476	13,844,485
	Total Convertible Preferred Stocks (Cost $62,928,574)			68,673,559
	Total Investments before Short Term Investments (Cost $1,702,273,464)			2,380,450,348
  |  11

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund (continued)
		Country	Shares	Value
	Short Term Investments (Cost $40,067,326) 1.7%
	Money Market Funds 1.7%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	40,067,326	$40,067,326
	Total Investments (Cost $1,742,340,790) 100.1%			2,420,517,674
	Other Assets, less Liabilities (0.1)%			(1,330,854)
	Net Assets 100.0%			$2,419,186,820

See Abbreviations on page 114.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $218,127,765, representing 9.0% of net assets.
[c]See Note 7 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  12

Franklin Investors Securities Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Floating Rate Daily Access Fund
		Country	Shares	Value
	Common Stocks 1.0%
	Diversified Support Services 0.1%
[a,b]	Remington Outdoor Co. Inc.	United States	1,808,932	$3,843,980
	Forest Products 0.5%
[a,b,c,d]	Appvion Operations Inc.	United States	1,219,956	13,948,586
	Oil & Gas Exploration & Production 0.4%
[a]	Samson Resources II LLC	United States	432,778	10,548,964
	Total Common Stocks (Cost $87,820,268)			28,341,530
	Management Investment Companies (Cost $67,471,246) 2.1%
	Other Diversified Financial Services 2.1%
[e]	Franklin Floating Rate Income Fund	United States	6,837,495	58,870,829
			Principal Amount*
	Corporate Bonds (Cost $18,430,328) 0.6%
	Industrial Machinery 0.6%
[f]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$21,096,262	16,349,603
[g]	Senior Floating Rate Interests 80.9%
	Aerospace & Defense 3.0%
	Delos Finance S.A.R.L. (AerCap), New Loans, 4.08%, (3-month USD LIBOR + 1.75%), 10/06/23	Luxembourg	33,009,015	33,129,366
	Doncasters U.S. Finance LLC,
	Second Lien Term Loans, 10.58%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	8,951,314	2,678,994
	Term B Loans, 5.83%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	26,917,631	20,423,753
	Flying Fortress Holdings LLC (ILFC), New Loan, 4.08%, (3-month USD LIBOR + 1.75%), 10/30/22	United States	25,762,778	25,840,993
				82,073,106
	Air Freight & Logistics 0.4%
	XPO Logistics Inc., Refinanced Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 2/24/25	United States	10,200,000	10,227,622
	Airlines 1.9%
	Air Canada, Term Loan, 4.241%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	20,946,796	21,034,081
	Allegiant Travel Co., Class B Term Loans, 7.065%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	17,755,500	17,810,986
	American Airlines Inc., 2018 Replacement Term Loans, 4.061%, (3-month USD LIBOR + 1.75%), 6/27/25	United States	13,600,000	13,357,757
				52,202,824
	Apparel Retail 1.6%
	Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	72,317,596	44,656,115
	Application Software 0.7%
	TIBCO Software Inc., Term B-2 Loans, 6.39%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	19,844,370	19,903,804
	Auto Parts & Equipment 2.2%
	Adient US LLC,
	Initial Term Loans, 6.815%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	3,546,698	3,419,248
	Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	10,640,096	10,257,744
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  13

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Auto Parts & Equipment (continued)
	American Axle & Manufacturing, Inc.,
	Tranche B Term Loan, 4.52%, (1-month USD LIBOR + 2.25%), 4/06/24	United States	$2,554,029	$2,513,724
	Tranche B Term Loan, 4.53%, (3-month USD LIBOR + 2.25%), 4/06/24	United States	634,996	624,975
	Panther BF Aggregator 2 LP, Initial Dollar Term Loan, 5.734%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	16,901,359	16,927,556
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	27,566,480	27,532,022
				61,275,269
	Automobile Manufacturers 0.6%
	Thor Industries Inc., Initial USD Term Loans, 6.188%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	15,141,488	14,999,537
	Automotive Retail 0.1%
	Wand NewCo. 3 Inc., First Lien Term Loan, 5.86%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	3,500,000	3,526,250
	Broadcasting 4.2%
[h,i]	Diamond Sports Group LLC, Term Loan, TBD, 9/30/26	United States	20,949,399	21,023,246
	Gray Television Inc.,
	Term B-2 Loan, 4.582%, (3-month USD LIBOR + 2.25%), 2/07/24	United States	26,687,491	26,704,170
	Term C Loan, 4.832%, (3-month USD LIBOR + 2.50%), 1/02/26	United States	5,733,006	5,755,508
	Mission Broadcasting Inc., Term B-3 Loan, 4.652%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	2,066,239	2,059,782
	Nexstar Broadcasting Inc.,
	Term A-4 Loan, 3.902%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	12,888,738	12,759,851
	Term B-3 Loan, 4.491%, (1-month USD LIBOR + 2.25%), 7/17/24	United States	10,372,313	10,339,899
	[h,i] Term B-4 Loan, TBD, 7/31/26	United States	1,665,034	1,665,554
	Sinclair Television Group Inc., Tranche B Term Loans, 4.49%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	35,801,532	35,823,908
	WXXA-TV LLC and WLAJ-TV LLC, Term A-4 Loan, 3.902%, (1-month USD LIBOR + 1.50%), 10/26/23	United States	356,721	354,715
				116,486,633
	Building Products 0.7%
	Resideo Funding Inc.,
	Tranche A Term Loan, 4.33%, (3-month USD LIBOR + 2.00%), 10/25/23	United States	16,965,000	16,975,179
	Tranche B Term Loan, 4.33%, (3-month USD LIBOR + 2.00%), 10/25/25	United States	1,710,967	1,715,231
				18,690,410
	Cable & Satellite 2.0%
	Charter Communications Operating LLC, Term B Loan, 4.33%, (3-month USD LIBOR + 2.00%), 4/30/25	United States	5,924,812	5,941,994
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.575%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	41,622,628	41,327,441
	Mediacom Illinois LLC, Tranche N Term Loan, 4.10%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	7,408,863	7,436,557
				54,705,992
  |  14

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Casinos & Gaming 3.1%
	Aristocrat Technologies Inc., Term B-3 Loans, 4.028%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	$16,043,318	$16,069,388
	Boyd Gaming Corp.,
	Refinancing Term B Loans, 4.624%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	13,524,737	13,554,924
	Term A Loans, 4.624%, (1-week USD LIBOR + 2.25%), 9/15/21	United States	4,286,578	4,275,861
	Caesars Resort Collection LLC, Term B Loans, 4.984%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	12,540,852	12,453,330
	CEOC LLC, Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 10/06/24	United States	8,794,370	8,786,411
	Eldorado Resorts Inc., Initial Term Loan, 4.563% - 4.688%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	15,873,438	15,866,819
	Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.73%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	2,751,210	2,764,966
	Station Casinos LLC, Term B Facility Loans, 4.74%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	11,541,543	11,583,266
				85,354,965
	Coal & Consumable Fuels 3.1%
	Foresight Energy LLC, Term Loans, 8.272%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	54,667,452	41,000,589
	Wolverine Fuels Holding LLC,
	First Lien Initial Term Loan, 8.272%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	31,480,947	30,995,605
	Second Lien Initial Term Loan, 13.272%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	13,774,236	13,051,088
				85,047,282
	Commodity Chemicals 0.8%
	Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.258%, (2-month USD LIBOR + 2.00%), 3/31/24	United States	21,472,701	21,157,309
	Communications Equipment 0.8%
	Ciena Corp., 2018 Term Loan, 4.272%, (1-month USD LIBOR + 2.00%), 9/28/25	United States	9,214,693	9,250,686
	CommScope Inc., Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	11,419,428	11,453,264
				20,703,950
	Data Processing & Outsourced Services 1.9%
	Iron Mountain Information Management LLC, Term B Loan, 3.984%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	9,176,059	9,049,888
	Neustar Inc.,
	TLB4, 5.734%, (1-month USD LIBOR + 3.50%), 8/08/24	United States	3,092,132	3,012,911
	TLB5, 6.734%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	16,505,051	16,305,588
	WEX Inc., Term B-3 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	23,714,601	23,788,709
				52,157,096
	Diversified Chemicals 0.9%
	Chemours Co., Tranche B-2 US$ Term Loan, 3.99%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	18,180,393	17,305,244
	Univar USA Inc., Term B-3 Loans, 4.484%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	6,648,371	6,660,836
				23,966,080
  |  15

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Diversified Support Services 0.7%
[h]	Ventia Pty Ltd., Term B Loans, 5.842%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	$19,049,390	$19,097,013
	Electric Utilities 0.5%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 5.49%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	3,779,501	3,770,052
	Term B Advance, 5.58%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	9,602,362	9,578,356
				13,348,408
	Food Distributors 1.2%
	Aramark Corp., U.S. Term B-3 Loan, 4.08%, (3-month USD LIBOR + 1.75%), 3/11/25	United States	18,524,719	18,563,158
	Nutraceutical International Corp., Term Loan B, 5.484%, (1-month USD LIBOR + 3.25%), 8/22/23	United States	5,031,291	4,949,532
	U.S. Foods Inc., Initial Term Loans, 4.234%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	8,642,851	8,644,200
				32,156,890
	Food Retail 1.1%
	BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.772%, (3-month USD LIBOR + 5.25%), 5/31/22	United States	27,625,000	27,348,750
[h,i]	Whatabrands LLC (Whataburger), Term Loan B, TBD, 8/02/26	United States	4,003,143	4,019,656
				31,368,406
	Forest Products 1.6%
[b]	Appvion Operations, Inc.,
	Term Loan, 8.32%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	2,812,943	2,798,878
	Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	42,511,633	42,299,075
				45,097,953
	General Merchandise Stores 1.3%
[f]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 8.83% - 9.022%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	17,886,791	16,131,650
	First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	21,724,021	19,592,351
				35,724,001
	Health Care Distributors 0.6%
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 5.08%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	17,940,597	15,294,359
	Health Care Facilities 0.3%
	HCA Inc., Term Loan B10, 4.33%, (3-month USD LIBOR + 2.00%), 3/13/25	United States	8,057,802	8,098,808
	Health Care Services 1.2%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.484%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	18,602,403	17,982,329
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	8,064,367	8,107,979
	National Mentor Holdings Inc.,
	Initial Term C Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	321,346	323,506
	Initial Term Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	5,160,746	5,195,421
				31,609,235
  |  16

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Health Care Technology 0.6%
	IQVIA Inc.,
	Term B-1 Dollar Loans, 4.33%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	$8,470,833	$8,501,540
	Term B-3 Dollar Loans, 4.008%, (2-month USD LIBOR + 1.75%), 6/11/25	United States	8,712,000	8,719,257
				17,220,797
	Hotels, Resorts & Cruise Lines 0.3%
	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 4.016%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	7,807,860	7,844,464
	Industrial Machinery 3.9%
	Altra Industrial Motion Corp., Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	13,997,375	13,933,099
	Harsco Corp., Term Loan B-2, 4.50%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	8,514,574	8,539,335
	Navistar Inc., Tranche B Term Loan, 5.83%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	61,430,307	61,560,539
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.766%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	15,430,073	15,237,196
	RBS Global Inc. (Rexnord), Term B Loan, 4.234%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	7,884,375	7,926,257
				107,196,426
	Integrated Telecommunication Services 1.8%
	Global Tel*Link Corp.,
	[h] First Lien Term Loan, 6.484%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	11,599,363	11,054,193
	Second Lien Term Loan, 10.484%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	7,895,149	7,658,295
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.83%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	8,954,546	8,171,023
	Second Lien Initial Loan, 10.58%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	4,911,521	4,453,114
	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	17,093,325	17,112,914
				48,449,539
	Interactive Media & Services 0.8%
	Ancestry.com Operations Inc., Term Loans, 5.49%, (1-month USD LIBOR + 3.25%), 10/19/23	United States	7,503,358	7,508,985
	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	13,395,255	13,451,784
				20,960,769
	Internet Services & Infrastructure 0.5%
[h]	Carbonite Inc., Initial Term Loan, 6.006%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	5,874,699	5,886,936
	LegalZoom.com Inc., 2018 Term Loans, 6.734%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	7,694,708	7,730,680
				13,617,616
	Investment Banking & Brokerage 0.4%
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.484%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	11,840,182	11,771,118
  |  17

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Leisure Facilities 1.5%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.734%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	$19,561,235	$19,597,912
	Equinox Holdings Inc., Term B-1 Loans, 5.234%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	12,366,339	12,406,270
[h,i]	NASCAR Holdings Inc., Term Loan B, TBD, 9/26/26	United States	8,042,028	8,085,592
				40,089,774
	Life Sciences Tools & Services 0.4%
	Syneos Health Inc., Initial Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	10,078,842	10,080,152
	Marine 0.7%
	International Seaways Operating Corp., Initial Term Loans, 8.24%, (3-month USD LIBOR + 6.00%), 6/22/22	United States	7,302,118	7,302,117
	Navios Maritime Partners LP, Initial Term Loan, 7.44%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	11,054,291	11,012,838
				18,314,955
	Metal & Glass Containers 1.3%
	Berry Global Inc.,
	Term U Loans, 4.902%, (3-month USD LIBOR + 2.50%), 7/01/26	United States	23,022,857	23,030,040
	Term Q Loan, 4.629%, (1-month USD LIBOR + 2.25%), 10/01/22	United States	13,400,204	13,410,107
				36,440,147
	Mortgage REITs 0.1%
	Blackstone Mortgage Trust Inc., Initial Term Loans, 4.741%, (1-month USD LIBOR + 2.50%), 4/23/26	United States	1,528,069	1,539,530
	Movies & Entertainment 0.9%
	Lions Gate Capital Holdings LLC, Term A Loan, 3.984%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	23,866,298	23,677,396
	Office Services & Supplies 0.4%
	West Corp., Term B Loans, 6.522%, (3-month USD LIBOR + 4.00%), 10/10/24	United States	12,867,342	12,036,330
	Oil & Gas Exploration & Production 6.5%
[c]	Cantium LLC, Commitment, 8.24%, (1-month USD LIBOR + 6.00%), 6/13/20	United States	18,565,149	18,559,394
	Fieldwood Energy LLC, Closing Date Loans, 7.506%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	142,454,139	131,770,078
	Utex Industries Inc.,
	First Lien Initial Term Loan, 6.234%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	30,852,177	28,795,355
	Second Lien Initial Term Loan, 9.484%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	253,504	231,006
				179,355,833
	Oil & Gas Storage & Transportation 0.9%
	Centurion Pipeline Co. LLC, Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	6,469,644	6,487,163
	Strike LLC, Term Loan, 10.651%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	17,154,546	17,133,103
				23,620,266
  |  18

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Other Diversified Financial Services 0.6%
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 5.234%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	$7,230,767	$7,254,867
	Replacement B-6 Term Loans, 5.234%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	9,257,804	9,288,179
	Second Lien Replacement B-2 Term Loans, 8.734%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	169,002	172,171
				16,715,217
	Packaged Foods & Meats 3.8%
	CSM Bakery Supplies LLC,
	Second Lien Term Loan, 10.04%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	15,995,244	14,888,901
	Term Loans, 6.29%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	21,563,389	20,610,999
	JBS USA Lux SA, New Term Loans, 4.734%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	38,745,751	38,846,645
	Post Holdings Inc., Series A Incremental Term Loans, 4.27%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	28,527,609	28,560,730
				102,907,275
	Paper Packaging 0.3%
	Reynolds Group Holdings Inc., U.S. Term Loans, 4.984%, (1-month USD LIBOR + 2.75%), 2/05/23	United States	8,704,600	8,720,146
	Personal Products 2.2%
[c]	FGI Operating Co. LLC (Freedom Group),
	[f] Term Loan, PIK, 12.518%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	47,010,869	45,326,523
	Term Loan FILO, 10.018% - 10.022%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	13,405,115	13,372,369
[h,i]	Sunshine Luxembourg VII SARL, Term Loan B, TBD, 7/17/26	Luxembourg	2,700,000	2,711,813
				61,410,705
	Pharmaceuticals 3.3%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	26,090,693	23,722,962
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.599%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	30,426,651	30,538,378
	Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.938%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	18,951,094	18,986,628
	Innoviva Inc., Initial Term Loan, 7.022%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	172,970	170,375
	Valeant Pharmaceuticals International, Initial Term Loans, 5.379%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	17,006,033	17,053,854
				90,472,197
	Research & Consulting Services 0.1%
	Nielsen Finance LLC, Class B-4 Term Loans, 4.367%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	3,283,206	3,281,666
  |  19

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Restaurants 1.0%
	1011778 B.C. ULC, Term B-3 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 2/17/24	Canada	$3,283,206	$3,290,987
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 4.05%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	19,447,694	19,471,906
	NPC International Inc., Second Lien Initial Term Loan, 9.819%, (3-month USD LIBOR + 7.50%), 4/20/25	United States	8,228,426	4,895,914
				27,658,807
	Security & Alarm Services 0.4%
	Prime Security Services Borrower LLC, Term B-1 Loans, 4.984%, (1-month USD LIBOR + 2.75%), 5/02/22	United States	11,519,066	11,524,825
	Semiconductor Equipment 0.2%
	MKS Instruments Inc., Tranche B-5 Term Loans, 4.484%, (1-month USD LIBOR + 2.25%), 2/01/26	United States	5,382,038	5,399,695
	Semiconductors 1.0%
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.984%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	28,274,740	28,233,515
	Specialized Consumer Services 2.4%
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.24%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	30,378,956	30,366,348
	NVA Holdings Inc.,
	Term B-3 Loan, 4.984%, (1-month USD LIBOR + 2.75%), 2/02/25	United States	20,630,467	20,634,759
	Term B-4 Loan, 5.734%, (1-month USD LIBOR + 3.50%), 2/02/25	United States	2,025,783	2,027,050
	Sabre GLBL Inc.,
	2017 Other Term A Loans, 4.234%, (1-month USD LIBOR + 2.00%), 7/01/22	United States	12,291,936	12,245,841
	2018 Other Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/22/24	United States	1,854,163	1,861,116
				67,135,114
	Specialized Finance 0.5%
	Trans Union LLC, 2017 Replacement Term A-2 Loans, 3.734%, (1-month USD LIBOR + 1.50%), 8/09/22	United States	13,494,737	13,486,303
	Specialty Chemicals 2.3%
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.08%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	32,093,410	31,980,602
	Oxbow Carbon LLC,
	Second Lien Term Loan, 9.734%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	9,168,867	9,191,789
	Tranche A Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 1/04/22	United States	11,900,000	11,840,500
	Tranche B Term Loan, 5.984%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	10,258,250	10,322,364
				63,335,255
	Specialty Stores 4.1%
	General Nutrition Centers Inc.,
	FILO Term Loan (ABL), 9.24%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	19,678,686	19,890,921
	[h] Tranche B-2 Term Loans, 10.99%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	42,922,055	41,162,250
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.734%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	6,602,468	6,504,804
	Jo-Ann Stores, Inc.,
	Initial Loans, 7.261%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	417,423	361,767
	Initial Loans, 7.259%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	11,014,038	9,545,503
  |  20

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Specialty Stores (continued)
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.737% - 4.769%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	$27,608,508	$26,780,253
[h]	PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.506%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	11,669,303	9,105,193
[h]	PetSmart Inc., Amended Loan, 6.38%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	140,117	137,801
				113,488,492
	Technology Hardware, Storage & Peripherals 0.2%
	Western Digital Corp., U.S. Term B-4 Loan, 4.012%, (1-month USD LIBOR + 1.75%), 4/29/23	United States	5,565,940	5,557,207
	Trucking 1.0%
	Hertz Corp., Tranche B-1 Term Loan, 4.99%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	28,678,201	28,624,430
	Total Senior Floating Rate Interests (Cost $2,296,263,985)			2,219,095,278
	Asset-Backed Securities 13.3%
	Multi-Sector Holdings 0.5%
[j,k]	Atrium IX, 9A, CR, 144A, FRN, 5.071%, (3-month USD LIBOR + 2.55%), 5/28/30	United States	3,511,200	3,513,904
[j,k]	Gilbert Park CLO Ltd., 2017-1A, C, 144A, FRN, 4.253%, (3-month USD LIBOR + 1.95%), 10/15/30	United States	350,000	341,803
[j,k]	Madison Park Funding XXIII Ltd., 2017-23A, C, 144A, FRN, 4.606%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	3,000,000	2,994,630
[j,l]	Race Point X CLO Ltd., 2016-10A, C1R, 144A, FRN, 4.276%, 7/25/31	United States	7,000,000	6,750,380
				13,600,717
	Other Diversified Financial Services 12.8%
[j,k]	Alinea CLO Ltd., 2018-1A, C, 144A, FRN, 4.178%, (3-month USD LIBOR + 1.90%), 7/20/31	United States	10,475,000	10,167,768
[j,l]	AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, FRN, 4.603%, 1/15/32	United States	4,500,000	4,421,430
[j,k]	AMMC CLO XII Ltd., 2013-12A, CR, 144A, FRN, 4.445%, (3-month USD LIBOR + 1.90%), 11/10/30	United States	1,493,000	1,436,893
[j,k]	Annisa CLO Ltd., 2016-2A, CR, 144A, FRN, 4.278%, (3-month USD LIBOR + 2.00%), 7/20/31	United States	1,800,000	1,743,822
[j,l]	ARES XLIX CLO Ltd., 2018-49A, C, 144A, FRN, 4.228%, 7/22/30	United States	10,000,000	9,694,200
[j,k]	ARES XLVIII CLO Ltd., 2018-48A, C, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 7/20/30	United States	6,270,000	6,039,515
[j,k]	ARES XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 4.103%, (3-month USD LIBOR + 1.80%), 10/15/30	United States	4,908,000	4,745,202
[j,l]	Atrium XIV LLC,
	14A, B, 144A, FRN, 4.022%, 8/23/30	United States	6,300,000	6,292,251
	14A, C, 144A, FRN, 4.272%, 8/23/30	United States	6,000,000	5,843,760
[j,l]	Atrium XV, 15A, C, 144A, FRN, 4.459%, 1/23/31	United States	14,000,000	13,770,960
[j,k]	Betony CLO 2 Ltd., 2018-1A, B, 144A, FRN, 4.116%, (3-month USD LIBOR + 1.85%), 4/30/31	United States	5,700,000	5,531,394
[j,l]	BlueMountain CLO XXII Ltd.,
	2018-1A, B, 144A, FRN, 3.966%, 7/30/30	United States	10,330,510	10,311,812
	2018-1A, C, 144A, FRN, 4.316%, 7/30/30	United States	3,750,000	3,656,362
  |  21

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)
	Other Diversified Financial Services (continued)
[j,k]	Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.723%, (3-month USD LIBOR + 1.42%), 4/15/29	United States	$40,000,000	$40,020,000
[j,k]	Carlyle U.S. CLO Ltd., 2017-4A, B, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 1/15/30	United States	1,493,000	1,446,836
[j,l]	Cole Park CLO Ltd., 2015-1A, CR, 144A, FRN, 4.278%, 10/20/28	United States	2,500,000	2,493,550
[j,l]	Dryden 40 Senior Loan Fund, 2015-40A, CR, 144A, FRN, 4.618%, 8/15/31	United States	2,000,000	1,965,140
[j,k]	Dryden 42 Senior Loan Fund, 2016-42A, CR, 144A, FRN, 4.353%, (3-month USD LIBOR + 2.05%), 7/15/30	United States	6,200,000	6,057,462
[j,k]	Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 4.103%, (3-month USD LIBOR + 1.80%), 7/17/31	United States	11,000,000	10,556,260
[j,l]	Dryden 70 CLO Ltd.,
	2018-70A, B, 144A, FRN, 4.022%, 1/16/32	United States	5,880,435	5,820,455
	2018-70A, C, 144A, FRN, 4.472%, 1/16/32	United States	7,500,000	7,374,675
[j,l]	Eaton Vance CLO Ltd., 2014-1RA, C, 144A, FRN, 4.403%, 7/15/30	United States	5,136,585	5,012,177
[j]	Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	3,600,000	3,601,584
[j,k]	Galaxy XVIII CLO Ltd., 2018-28A, C, 144A, FRN, 4.253%, (3-month USD LIBOR + 1.95%), 7/15/31	United States	5,300,000	5,127,909
[j,l]	Galaxy XXV CLO Ltd.,
	2018-25A, B, 144A, FRN, 3.926%, 10/25/31	United States	4,000,000	3,970,200
	2018-25A, C, 144A, FRN, 4.276%, 10/25/31	United States	500,000	485,645
[j,l]	Galaxy XXVI CLO Ltd., 2018-26A, C, 144A, FRN, 4.673%, 11/22/31	United States	1,200,000	1,176,240
[j,l]	Harbor Parl CLO Ltd., 1A, C, 144A, FRN, 4.378%, 1/20/31	United States	6,700,000	6,576,117
[j,l]	LCM Loan Income Fund I Income Note Issuer Ltd., 2027A, C, 144A, FRN, 4.272%, 7/16/31	United States	10,050,000	9,716,139
[j,k]	LCM XV LP, 2015-A, CR, 144A, FRN, 4.678%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	6,500,000	6,507,605
[j,l]	LCM XVI LP,
	2016A, BR2, 144A, FRN, 4.053%, 10/15/31	United States	6,399,083	6,377,006
	2016A, CR2, 144A, FRN, 4.453%, 10/15/31	United States	5,100,000	4,986,678
[j,k]	LCM XXIV Ltd., 24A, A, 144A, FRN, 3.588%, (3-month USD LIBOR + 1.31%), 3/20/30	United States	17,000,000	17,015,300
[j,k]	Madison Park Funding Ltd.,
	2016-21A, A1, 144A, FRN, 3.806%,(3-month USD LIBOR + 1.53%), 7/25/29	United States	5,400,000	5,427,702
	2018-28A, C, 144A, FRN, 4.153%,(3-month USD LIBOR + 1.85%), 7/15/30	United States	13,350,000	12,916,792
[j,k]	Madison Park Funding XI Ltd., 2013-11, CR, 144A, FRN, 4.459%, (3-month USD LIBOR + 2.20%), 7/23/29	United States	2,040,000	2,022,578
[j,k]	Madison Park Funding XXIV Ltd., 2016-24A, C1, 144A, FRN, 4.878%, (3-month USD LIBOR + 2.60%), 1/20/28	United States	1,875,000	1,881,506
[j,k]	Neuberger Berman CLO Ltd., 2017-26A, C, 144A, FRN, 4.05%, (3-month USD LIBOR + 1.75%), 10/18/30	United States	746,000	713,154
[j,k]	Newark BSL CLO 2 Ltd., 2017-1A, B, 144A, FRN, 4.626%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	9,671,118	9,674,503
[j,k]	Octagon Investment Partners 26 Ltd., 2016-1A, CR, 144A, FRN, 4.103%, (3-month USD LIBOR + 1.80%), 7/15/30	United States	10,220,000	9,847,890
[j,l]	Octagon Investment Partners 27 Ltd., 2016-1A, CR, 144A, FRN, 4.403%, 7/15/30	United States	7,435,000	7,284,590
[j,k]	Octagon Investment Partners 37 Ltd., 2018-2A, B, 144A, FRN, 4.026%, (3-month USD LIBOR + 1.75%), 7/25/30	United States	10,875,000	10,442,066
[j,l]	Octagon Investment Partners 38, 2018-1A, A3A, 144A, FRN, 3.948%, 7/20/30	United States	3,484,000	3,464,072
  |  22

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)
	Other Diversified Financial Services (continued)
[j,k]	Octagon Investment Partners XVI Ltd., 2013-1A, CR, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 7/17/30	United States	$12,500,000	$12,113,000
[j,k]	Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 4.178%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	3,000,000	2,905,620
[j]	Voya CLO Ltd.,
	[l] 2016-3A, BR, 144A, FRN, 4.50%, 10/18/31	United States	10,000,000	9,813,300
	[k] 2017-3A, B, 144A, FRN, 4.628%,(3-month USD LIBOR + 2.35%), 7/20/30	United States	8,362,537	8,311,024
	[l] 2018-4A, B, 144A, FRN, 4.153%, 1/15/32	United States	14,285,714	14,311,714
	[l] 2018-4A, C1, 144A, FRN, 4.853%, 1/15/32	United States	10,000,000	10,003,900
				351,075,758
	Total Asset-Backed Securities (Cost $370,898,857)			364,676,475
			Units
	Escrows and Litigation Trusts (Cost $—) 0.0%
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	170,300	—
	Total Investments before Short Term Investments (Cost $2,840,884,684)			2,687,333,715
			Shares
	Short Term Investments (Cost $46,248,367) 1.7%
	Money Market Funds 1.7%
[e,m]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	46,248,367	46,248,367
	Total Investments (Cost $2,887,133,051) 99.6%			2,733,582,082
	Other Assets, less Liabilities 0.4%			11,171,745
	Net Assets 100.0%			$2,744,753,827
  |  23

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]See Note 7 regarding investments in affiliated management investment companies.
[f]Income may be received in additional securities and/or cash.
[g]The coupon rate shown represents the rate at period end.
[h]A portion or all of the security purchased on a delayed delivery basis.
[i]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[j]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $364,676,475, representing 13.3% of net assets.
[k]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[l]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[m]The rate shown is the annualized seven-day effective yield at period end.
At July 31, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection[a]
Traded Index
CDX.NA.HY.26	(5.00)%	Quarterly	6/20/21	$48,128,000	$(2,695,458)	$(1,735,121)	$(960,337)

[a]Performance triggers for settlement of contract include failure to pay or bankruptcy of the underlying securities for traded index swaps.
See Abbreviations on page 114.
  |  24

Franklin Investors Securities Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Low Duration Total Return Fund
		Country	Shares/Warrants		Value
	Common Stocks and Other Equity Interests 0.0%†
	Commercial & Professional Services 0.0%†
[a]	Remington Outdoor Co. Inc.	United States	170,787		$362,923
	Energy 0.0%†
[a]	Halcon Resources Corp.	United States	98,168		11,093
[a]	Halcon Resources Corp., wts., 9/09/20	United States	8,753		175
[a]	Riviera Resources Inc.	United States	2,835		32,347
[a]	Roan Resources Inc.	United States	2,964		3,557
					47,172
	Materials 0.0%†
[a,b,c]	Appvion Operations Inc.	United States	24,739		282,862
[a]	Verso Corp., A	United States	1,387		22,442
[a]	Verso Corp., wts., 7/25/23	United States	146		277
					305,581
	Retailing 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	South Africa	12,326,925		8,578
[a,b,c]	K2016470219 South Africa Ltd., B	South Africa	1,226,701		854
					9,432
	Total Common Stocks and Other Equity Interests (Cost $6,174,514)				725,108

	Management Investment Companies 2.4%
	Diversified Financials 2.4%
[d]	Franklin Floating Rate Income Fund	United States	2,389,308		20,571,938
	Invesco Senior Loan ETF	United States	2,514,000		57,369,480
	Total Management Investment Companies (Cost $80,988,911)				77,941,418
			Principal Amount*
	Corporate Bonds 25.5%
	Banks 7.4%
[e]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	2,200,000		2,047,507
[e]	ANZ New Zealand International Ltd. of London, senior note, 144A, 2.85%, 8/06/20	New Zealand	7,500,000		7,539,124
[f]	Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.875%, 4/16/59	Italy	6,300,000	EUR	7,291,335
	Bank of America Corp.,
	senior note, 2.151%, 11/09/20	United States	6,600,000		6,589,726
	senior note, 2.369% to 7/20/20, FRN thereafter, 7/21/21	United States	6,800,000		6,792,228
	senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	8,950,000		9,245,432
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  25

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Banks (continued)
	Barclays PLC, senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23	United Kingdom	6,300,000		$6,500,119
	BPCE SA, senior note, 2.65%, 2/03/21	France	6,700,000		6,732,026
	Citibank NA, senior note, 3.165% to 2/19/22, FRN thereafter, 2/19/22	United States	5,950,000		6,016,387
	Citigroup Inc.,
	senior note, 2.40%, 2/18/20	United States	11,300,000		11,321,259
	senior note, 2.65%, 10/26/20	United States	5,000,000		5,015,364
	senior note, 2.35%, 8/02/21	United States	5,400,000		5,399,392
	senior note, 2.90%, 12/08/21	United States	6,000,000		6,071,212
	senior note, 2.75%, 4/25/22	United States	5,800,000		5,847,958
	Credit Suisse of New York, senior note, 4.375%, 8/05/20	Switzerland	12,000,000		12,243,840
	HSBC Holdings PLC,
	senior note, 3.40%, 3/08/21	United Kingdom	3,300,000		3,345,194
	senior note, 2.95%, 5/25/21	United Kingdom	14,500,000		14,623,902
	Industrial & Commercial Bank of China Ltd.,
	senior note, 3.231%, 11/13/19	China	5,400,000		5,409,072
	senior note, 2.957%, 11/08/22	China	9,400,000		9,452,452
	JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	21,400,000		21,393,980
	PHH Corp., senior note, 7.375%, 9/01/19	United States	1,800,000		1,800,720
	Regions Financial Corp., senior note, 3.20%, 2/08/21	United States	9,300,000		9,398,132
	Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	6,300,000		6,291,208
[e]	Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	10,000,000		10,213,050
	SunTrust Bank of Atlanta, senior note, 3.525% to 10/25/20, FRN thereafter, 3.525%, 10/26/21	United States	5,000,000		5,065,862
[e]	The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	12,700,000		12,723,228
[f]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	1,800,000	EUR	1,987,318
[g]	Wells Fargo & Co., senior note, FRN, 3.158%, (3-month USD LIBOR + 0.88%), 7/22/20	United States	13,700,000		13,795,084
[e]	Westpac Banking Corp.,
	secured note, 144A, 2.10%, 2/25/22	Australia	9,700,000		9,693,016
	senior secured note, 144A, 2.25%, 11/09/21	Australia	6,300,000		6,305,639
					236,150,766
	Capital Goods 0.6%
	Caterpillar Financial Services Corp., senior note, 1.70%, 8/09/21	United States	4,600,000		4,561,311
	CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	5,100,000		5,230,866
[h]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	347,593		269,385
	United Technologies Corp., senior note, 4.50%, 4/15/20	United States	7,500,000		7,608,342
					17,669,904
	Consumer Services 0.4%
[e]	1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	4,000,000		4,102,000
	Marriott International Inc., senior note, 2.875%, 3/01/21	United States	10,000,000		10,053,238
					14,155,238
  |  26

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Diversified Financials 4.6%
	American Express Co., senior note, 3.70%, 8/03/23	United States	6,800,000		$7,112,298
[g]	Bank of New York Mellon Corp., senior note, FRN, 3.395%, (3-month USD LIBOR + 0.87%), 8/17/20	United States	6,400,000		6,456,557
	Capital One Financial Corp.,
	senior note, 2.50%, 5/12/20	United States	3,900,000		3,900,498
	senior note, 3.45%, 4/30/21	United States	6,800,000		6,903,299
	senior note, 3.05%, 3/09/22	United States	13,600,000		13,777,381
[g]	CIA Securitizadora de Creditos Financeiros Vert-Fintech, senior secured note, FRN, 5.96%, (BZDIOVRA + 5.75%), 2/14/24	Brazil	920[i]	BRL	242,109
[g]	Deutsche Bank AG, senior note, FRN, 3.83%, (3-month USD LIBOR + 1.31%), 8/20/20	Germany	7,500,000		7,494,075
[e]	Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	4,550,000		4,587,788
	GE Capital International Funding Co., senior note, 2.342%, 11/15/20	United States	2,000,000		1,991,551
	The Goldman Sachs Group Inc.,
	senior note, 2.625%, 4/25/21	United States	12,000,000		12,027,958
	senior note, 2.35%, 11/15/21	United States	4,000,000		3,987,727
	[g] senior note, FRN, 3.61%, (3-month USD LIBOR + 1.20%), 9/15/20	United States	23,000,000		23,215,705
	Morgan Stanley,
	senior note, 2.65%, 1/27/20	United States	4,000,000		4,004,180
	senior note, 2.80%, 6/16/20	United States	6,600,000		6,622,161
	[g] senior note, FRN, 3.396%, (3-month USD LIBOR + 1.14%), 1/27/20	United States	22,400,000		22,508,090
	Navient Corp.,
	senior bond, 8.00%, 3/25/20	United States	1,150,000		1,188,812
	senior note, 5.00%, 10/26/20	United States	2,000,000		2,046,250
[e]	Pricoa Global Funding I,
	secured note, 144A, 2.55%, 11/24/20	United States	5,600,000		5,618,012
	secured note, 144A, 3.45%, 9/01/23	United States	7,200,000		7,483,748
[e]	Protective Life Global Funding, secured note, 144A, 2.262%, 4/08/20	United States	7,000,000		6,993,368
[e,g]	Seven and Seven Ltd., senior note, 144A, FRN, 3.683%, (6-month USD LIBOR + 1.00%), 9/11/19	South Korea	200,000		199,761
					148,361,328
	Energy 1.7%
[e]	Aker BP ASA, senior note, 144A, 4.75%, 6/15/24	Norway	1,800,000		1,854,000
	Anadarko Petroleum Corp., senior note, 4.85%, 3/15/21	United States	4,857,000		5,011,068
[e]	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,656,000		1,159,200
	Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	7,500,000		7,499,706
[e]	Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	1,900,000		2,010,148
	Kinder Morgan Inc.,
	senior note, 3.05%, 12/01/19	United States	4,500,000		4,504,908
	senior note, 3.15%, 1/15/23	United States	9,300,000		9,469,824
  |  27

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
	Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 2/01/21	United States	10,400,000	$10,773,539
	Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000	123,500
	Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	4,500,000	4,588,650
	Total Capital International SA, senior note, 2.75%, 6/19/21	France	5,800,000	5,868,150
	The Williams Cos. Inc., senior note, 4.125%, 11/15/20	United States	1,700,000	1,727,647
				54,590,340
	Food & Staples Retailing 0.2%
	The Kroger Co., senior note, 2.60%, 2/01/21	United States	7,500,000	7,517,145
	Food, Beverage & Tobacco 0.8%
	BAT Capital Corp., senior note, 2.764%, 8/15/22	United Kingdom	3,000,000	3,002,054
	Bunge Ltd. Finance Corp., senior note, 3.50%, 11/24/20	United States	3,100,000	3,135,846
	Coca-Cola Femsa SAB de CV, senior note, 4.625%, 2/15/20	Mexico	1,400,000	1,415,610
[e]	Imperial Brands Finance PLC, senior note, 144A, 2.95%, 7/21/20	United Kingdom	6,000,000	6,016,683
	Kraft Heinz Foods Co.,
	senior note, 3.50%, 7/15/22	United States	5,700,000	5,829,981
	senior note, 4.00%, 6/15/23	United States	5,000,000	5,234,579
				24,634,753
	Health Care Equipment & Services 1.7%
	Anthem Inc., senior note, 2.50%, 11/21/20	United States	7,800,000	7,814,168
	Centene Corp., senior note, 4.75%, 5/15/22	United States	4,000,000	4,062,240
[e]	CHS/Community Health Systems Inc., senior note, 144A, 8.125%, 6/30/24	United States	1,500,000	1,151,250
[e]	Cigna Corp.,
	senior note, 144A, 3.40%, 9/17/21	United States	5,800,000	5,901,174
	senior secured note, 144A, 3.75%, 7/15/23	United States	3,900,000	4,054,791
	CVS Health Corp.,
	senior note, 2.80%, 7/20/20	United States	2,800,000	2,810,670
	senior note, 2.125%, 6/01/21	United States	4,100,000	4,074,639
	senior note, 3.70%, 3/09/23	United States	7,000,000	7,233,687
	DaVita Inc., senior note, 5.75%, 8/15/22	United States	1,900,000	1,924,700
	Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	6,700,000	7,031,175
	Zimmer Holdings Inc., senior note, 2.70%, 4/01/20	United States	7,500,000	7,508,037
				53,566,531
	Household & Personal Products 0.1%
	The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	3,200,000	3,179,669
	Insurance 1.0%
[e]	Jackson National Life Global Funding, secured note, 144A, 3.30%, 2/01/22	United States	12,000,000	12,234,470
	Marsh & McLennan Cos. Inc., senior note, 3.50%, 12/29/20	United States	3,400,000	3,451,825
[e]	Metropolitan Life Global Funding I,
	secured note, 144A, 3.375%, 1/11/22	United States	8,400,000	8,607,715
	senior secured bond, 144A, 3.875%, 4/11/22	United States	5,900,000	6,131,421
				30,425,431
  |  28

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials 0.6%
[e]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 4.25%, 9/15/22	Luxembourg	4,000,000	$4,070,000
[e]	FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%, 5/15/22	Australia	4,900,000	5,016,375
[e]	Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	3,500,000	3,663,987
[e]	Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22	Switzerland	2,200,000	2,205,961
[e]	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	4,000,000	4,320,000
				19,276,323
	Media & Entertainment 1.2%
[e]	Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	2,000,000	2,095,000
	Baidu Inc., senior note, 4.375%, 5/14/24	China	6,000,000	6,367,170
	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.125%, 2/15/23	United States	4,000,000	4,065,000
	Comcast Corp., senior note, 3.45%, 10/01/21	United States	12,000,000	12,307,364
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	3,000,000	3,043,560
[e]	Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	2,100,000	2,166,780
[e]	Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23	China	8,000,000	8,086,600
				38,131,474
	Pharmaceuticals, Biotechnology & Life Sciences 1.1%
	Allergan Funding SCS, senior note, 3.45%, 3/15/22	United States	10,500,000	10,705,782
[e]	Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23	Germany	5,400,000	5,579,727
	Biogen Inc., senior note, 2.90%, 9/15/20	United States	11,500,000	11,554,399
	Celgene Corp., senior note, 2.25%, 8/15/21	United States	7,900,000	7,857,089
				35,696,997
	Real Estate 0.1%
	Equinix Inc., senior bond, 5.375%, 4/01/23	United States	4,500,000	4,592,835
	Retailing 1.1%
	Alibaba Group Holding Ltd.,
	senior note, 2.50%, 11/28/19	China	11,900,000	11,899,762
	senior note, 3.125%, 11/28/21	China	5,400,000	5,469,795
	Amazon.com Inc., senior note, 2.40%, 2/22/23	United States	4,150,000	4,181,732
	Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	8,800,000	9,089,794
[b,c,h]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	976,985	1,218
[b,c,h]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	232,121	2,274
[e]	PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,100,000	2,906,250
				33,550,825
	Software & Services 0.5%
	Fiserv Inc., senior note, 2.70%, 6/01/20	United States	11,300,000	11,321,162
	Symantec Corp., senior note, 4.20%, 9/15/20	United States	4,000,000	4,064,506
				15,385,668
  |  29

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Technology Hardware & Equipment 0.0%†
	Juniper Networks Inc., senior note, 3.30%, 6/15/20	United States	500,000		$502,385
	Tech Data Corp., senior note, 3.70%, 2/15/22	United States	800,000		811,288
					1,313,673
	Telecommunication Services 0.4%
[e]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien, 144A, 3.36%, 3/20/23	United States	1,406,250		1,416,094
	Telefonica Emisiones SA, senior bond, 5.134%, 4/27/20	Spain	10,400,000		10,601,084
	T-Mobile USA Inc., senior note, 4.00%, 4/15/22	United States	1,800,000		1,836,000
					13,853,178
	Transportation 0.9%
[e]	American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	1,780,000		1,787,120
[e]	DAE Funding LLC, senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	4,100,000		4,135,875
	FedEx Corp.,
	senior note, 0.50%, 4/09/20	United States	7,100,000	EUR	7,888,321
	senior note, 3.40%, 1/14/22	United States	3,900,000		3,994,429
[e]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	3,200,000		4,114,080
[e]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	2,000,000		1,993,620
[f]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	3,200,000		3,402,688
					27,316,133
	Utilities 1.1%
[e]	Calpine Corp., senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	4,000,000		4,100,000
	Dominion Energy Inc., junior sub. note, 2.579%, 7/01/20	United States	5,200,000		5,203,143
[e]	Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23	South Korea	3,300,000		3,457,311
	PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	7,700,000		7,761,071
	The Southern Co., senior note, 2.35%, 7/01/21	United States	6,500,000		6,484,262
[e]	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 2.75%, 5/04/22	China	9,400,000		9,418,518
					36,424,305
	Total Corporate Bonds (Cost $811,216,408)				815,792,516
[g]	Senior Floating Rate Interests 3.2%
	Automobiles & Components 0.2%
	Adient US LLC,
	Initial Term Loans, 6.815%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	517,500		498,904
	Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	1,552,500		1,496,711
  |  30

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Automobiles & Components (continued)
	Allison Transmission Inc., Initial Term Loans, 4.261%, (1-month USD LIBOR + 2.00%), 3/29/26	United States	531,465	$535,259
	Thor Industries Inc., Initial USD Term Loans, 6.188%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	2,037,153	2,018,054
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	1,211,535	1,210,021
				5,758,949
	Capital Goods 0.0%†
	Altra Industrial Motion Corp., Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	593,326	590,602
	Doncasters U.S. Finance LLC, Second Lien Term Loans, 10.58%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	881,575	263,842
	Harsco Corp., Term Loan B-2, 4.50%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	63,826	64,012
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.766%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	254,234	251,055
				1,169,511
	Commercial & Professional Services 0.2%
	United Rentals North America Inc., Initial Term Loans, 3.984%, (1-month USD LIBOR + 1.75%), 10/31/25	United States	4,695,360	4,710,033
	Consumer Services 0.3%
	Aristocrat Technologies Inc., Term B-3 Loans, 4.028%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	3,237,791	3,243,052
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.24%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	1,524,629	1,523,996
	Eldorado Resorts Inc., Initial Term Loan, 4.563% - 4.688%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	1,587,555	1,586,893
	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 4.016%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	1,650,000	1,657,735
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 4.05%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,795,454	1,797,690
				9,809,366
	Diversified Financials 0.1%
	Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.734%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	47,559	48,451
	First Eagle Holdings Inc., Initial Term Loans, 5.08%, (3-month USD LIBOR + 2.75%), 12/01/24	United States	872,709	874,345
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.484%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	339,126	337,148
	Trans Union LLC, 2017 Replacement Term A-2 Loans, 3.734%, (1-month USD LIBOR + 1.50%), 8/09/22	United States	996,017	995,394
				2,255,338
  |  31

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Energy 0.3%
	Fieldwood Energy LLC, Closing Date Loans, 7.506%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	6,760,617	$6,253,571
	Foresight Energy LLC, Term Loans, 8.272%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	1,620,690	1,215,518
	Utex Industries Inc.,
	First Lien Initial Term Loan, 6.234%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	686,395	640,635
	Second Lien Initial Term Loan, 9.484%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	71,339	65,007
	Wolverine Fuels Holding LLC,
	First Lien Initial Term Loan, 8.272%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	1,440,083	1,417,881
	Second Lien Initial Term Loan, 13.272%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	427,667	405,215
				9,997,827
	Food & Staples Retailing 0.0%†
	Aramark Corp., U.S. Term B-3 Loan, 4.08%, (3-month USD LIBOR + 1.75%), 3/11/25	United States	95,905	96,104
	Food, Beverage & Tobacco 0.2%
	CSM Bakery Supplies LLC, Second Lien Term Loan, 10.04%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	772,194	718,784
	JBS USA Lux SA, New Term Loans, 4.734%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	3,795,299	3,805,182
	Post Holdings Inc., Series A Incremental Term Loans, 4.27%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	1,426,159	1,427,815
				5,951,781
	Health Care Equipment & Services 0.2%
	HCA Inc., Term Loan B11, 4.08%, (3-month USD LIBOR + 1.75%), 3/18/23	United States	1,316,152	1,320,429
	IQVIA Inc., Term B-2 Dollar Loans, 4.33%, (3-month USD LIBOR + 2.00%), 1/20/25	United States	3,541,205	3,554,485
				4,874,914
	Household & Personal Products 0.1%
[b]	FGI Operating Co. LLC (Freedom Group),
	[h] Term Loan, PIK, 12.518%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	1,074,382	1,035,888
	Term Loan FILO, 10.018% - 10.022%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	2,140,156	2,134,928
				3,170,816
	Materials 0.4%
	Appvion Operations, Inc.,
	Term Loan, 8.32%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	34,803	34,629
	Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	525,968	523,338
  |  32

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Materials (continued)
	Ashland LLC, Term B Loan, 3.984% - 4.019%, (1-month USD LIBOR + 1.75%), 5/17/24	United States	4,184,305	$4,184,305
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.08%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	1,795,455	1,789,144
	Chemours Co., Tranche B-2 US$ Term Loan, 3.99%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,753,100	1,668,711
	Crown Americas LLC, Dollar Term B Loan, 4.369%, (1-month USD LIBOR + 2.00%), 4/03/25	United States	1,052,971	1,059,405
	Oxbow Carbon LLC,
	Second Lien Term Loan, 9.734%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	200,295	200,796
	Tranche A Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 1/04/22	United States	1,173,000	1,167,135
	Tranche B Term Loan, 5.984%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	555,000	558,469
				11,185,932
	Media & Entertainment 0.3%
	Charter Communications Operating LLC, Term A-2 Loan, 3.83%, (3-month USD LIBOR + 1.50%), 3/31/23	United States	1,146,294	1,143,786
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.575%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	2,198,501	2,182,909
	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	1,354,799	1,360,516
	Gray Television Inc., Term C Loan, 4.832%, (3-month USD LIBOR + 2.50%), 1/02/26	United States	376,867	378,347
	Lions Gate Capital Holdings LLC, Term A Loan, 3.984%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	146,619	145,458
	Live Nation Entertainment Inc., Term B-3 Loans, 4.00%, (1-month USD LIBOR + 1.75%), 10/31/23	United States	1,795,408	1,797,652
	Mediacom Illinois LLC, Tranche N Term Loan, 4.10%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	3,503,365	3,516,461
				10,525,129
	Pharmaceuticals, Biotechnology & Life Sciences 0.3%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	3,385,736	3,078,480
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.599%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	1,424,146	1,429,376
[j]	Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.938%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	1,452,527	1,455,251
	Syneos Health Inc., Initial Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	2,751,305	2,751,662
	Valeant Pharmaceuticals International,
	First Incremental Term Loan, 5.129%, (1-month USD LIBOR + 2.75%), 11/27/25	United States	1,875,000	1,876,406
	Initial Term Loans, 5.379%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	499,098	500,501
				11,091,676
  |  33

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Retailing 0.2%
[h]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 8.83% - 9.022%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	202,825	$182,923
	First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	246,336	222,164
	Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	2,946,294	1,819,337
	General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.99%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	1,166,711	1,118,876
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.734%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	2,538,548	2,500,998
	Jo-Ann Stores, Inc.,
	Initial Loans, 7.261%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	71,417	61,895
	Initial Loans, 7.259%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	1,884,407	1,633,153
	PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.506%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	141,214	110,147
[j]	PetSmart Inc., Amended Loan, 6.38%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	39,430	38,778
	Wand NewCo. 3 Inc., First Lien Term Loan, 5.86%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	213,851	215,455
				7,903,726
	Semiconductors & Semiconductor Equipment 0.1%
	MKS Instruments Inc.,
	Tranche B-4 Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 4/29/23	United States	96,301	96,530
	Tranche B-5 Term Loans, 4.484%, (1-month USD LIBOR + 2.25%), 2/01/26	United States	427,466	428,868
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.984%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	3,234,379	3,229,663
				3,755,061
	Software & Services 0.1%
[j]	Carbonite Inc., Initial Term Loan, 6.006%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	156,768	157,094
	LegalZoom.com Inc., 2018 Term Loans, 6.734%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	230,695	231,774
	TIBCO Software Inc., Term B-2 Loans, 6.39%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	1,380,000	1,384,133
	WEX Inc., Term B-3 Loan, 4.484%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	381,225	382,417
				2,155,418
	Technology Hardware & Equipment 0.0%†
	CommScope Inc., Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	914,212	916,921
  |  34

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*		Value
[g]	Senior Floating Rate Interests (continued)
	Telecommunication Services 0.1%
	Global Tel*Link Corp.,
	[j] First Lien Term Loan, 6.484%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	955,534		$910,624
	Second Lien Term Loan, 10.484%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	242,354		235,083
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.83%, (3-month USD LIBOR + 4.50%), 11/01/24	United States	349,114		318,567
	Second Lien Initial Loan, 10.58%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	790,636		716,843
[j]	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	1,196,939		1,198,311
					3,379,428
	Transportation 0.1%
	Air Canada, Term Loan, 4.241%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	34,747		34,892
	Allegiant Travel Co., Class B Term Loans, 7.065%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	310,278		311,248
	International Seaways Operating Corp., Initial Term Loans, 8.24%, (3-month USD LIBOR + 6.00%), 6/22/22	United States	737,175		737,175
	Navios Maritime Midstream Partners LP, Initial Term Loan, 6.89%, (3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	1,187,964		1,170,144
	Navios Maritime Partners LP, Initial Term Loan, 7.44%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	1,497,772		1,492,156
					3,745,615
	Utilities 0.0%†
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 5.49%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	40,424		40,323
	Term B Advance, 5.58%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	102,702		102,445
					142,768
	Total Senior Floating Rate Interests (Cost $105,307,198)				102,596,313
	Marketplace Loans (Cost $21,317,668) 0.6%
	Diversified Financials 0.6%
[b]	Lending Club, 6.00%-27.27%, 9/19/21-12/13/23	United States	21,317,668		20,165,133
	Foreign Government and Agency Securities 5.9%
[e]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	7,400,000		7,918,222
[f]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	7,300,000	EUR	8,010,690
[e]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	283,400,000	DOP	5,629,635
	The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	11,200,000		11,194,344
	Government of Canada, 1.50%, 9/01/24	Canada	43,200,000	CAD	32,744,929
  |  35

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	11,800,000,000	COP	$4,592,567
	senior bond, 5.00%, 6/15/45	Colombia	5,800,000		6,450,267
[e]	Government of Gabon, 144A, 6.375%, 12/12/24	Gabon	8,000,000		7,961,200
[e]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	8,000,000		7,973,440
[e]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	3,500,000		4,060,735
	Government of Mexico, senior note, 4.15%, 3/28/27	Mexico	7,600,000		7,932,614
	Government of Peru, 6.55%, 3/14/37	Peru	2,200,000		3,130,105
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	115,300,000	ZAR	6,797,063
[e,f]	Government of Spain, senior note, 144A, Reg S, 0.25%, 7/30/24	Spain	22,500,000	EUR	25,552,265
[e]	Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32	Ukraine	8,100,000		8,244,909
[k]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	217,755,532	UYU	6,769,860
[f]	Italy Buoni Poliennali Del Tesoro, Reg S, 1.75%, 7/01/24	Italy	23,200,000	EUR	26,830,349
	The Korea Development Bank, senior note, 3.375%, 3/12/23	South Korea	6,500,000		6,721,942
	Nota do Tesouro Nacional, 10.00%, 1/01/21	Brazil	2,350[i]	BRL	651,240
	Total Foreign Government and Agency Securities (Cost $188,427,639)				189,166,376
	U.S. Government and Agency Securities 17.6%
	U.S. Treasury Note,
	2.125%, 1/31/21	United States	55,500,000		55,642,002
	2.625%, 5/15/21	United States	33,000,000		33,409,922
	2.25%, 7/31/21	United States	39,000,000		39,278,789
	2.00%, 8/31/21	United States	108,000,000		108,265,782
	2.125%, 9/30/21	United States	117,000,000		117,628,418
	2.00%, 10/31/21	United States	94,000,000		94,280,898
	[k] Index Linked, 1.375%, 1/15/20	United States	25,886,189		25,789,116
	[k] Index Linked, 0.125%, 4/15/21	United States	19,448,118		19,219,031
	[k] Index Linked, 0.125%, 1/15/22	United States	40,730,293		40,372,521
	[k] Index Linked, 0.125%, 7/15/22	United States	31,179,289		31,025,743
	Total U.S. Government and Agency Securities (Cost $561,333,027)				564,912,222
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 41.4%
	Automobiles & Components 0.0%†
[l]	Countrywide Asset-Backed Certificates, 2002-3, 1A1, FRN, 3.006%, (1-month USD LIBOR + 0.74%), 5/25/32	United States	1,292		1,262
	Banks 0.2%
[m]	Commercial Mortgage Trust,
	2006-GG7, AJ, FRN, 5.821%, 7/10/38	United States	1,908,000		1,768,060
	2006-GG7, AM, FRN, 5.821%, 7/10/38	United States	144,957		145,944
  |  36

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Banks (continued)
[l]	CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 3.016%, (1-month USD LIBOR + 0.75%), 3/25/34	United States	145,311	$146,453
[m,n]	GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	United States	858,348	784,805
[l]	Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 3.006%, (1-month USD LIBOR + 0.74%), 3/25/28	United States	221,603	220,550
[l]	Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 3.001%, (1-month USD LIBOR + 0.735%), 1/25/35	United States	36,920	37,255
[m]	Wells Fargo Mortgage Backed Securities Trust,
	2005-AR, 1A1, FRN, 5.084%, 2/25/35	United States	670,436	697,153
	2005-AR9, 2A2, FRN, 4.719%, 10/25/33	United States	91,906	92,982
				3,893,202
	Diversified Financials 41.2%
[e,l]	Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 7/20/31	United States	3,000,000	2,965,380
	American Express Credit Account Master Trust,
	2017-1, B, 2.10%, 9/15/22	United States	13,480,000	13,451,367
	2017-6, A, 2.04%, 5/15/23	United States	16,300,000	16,280,339
	2018-1, A, 2.67%, 10/17/22	United States	12,000,000	12,026,412
[l]	American Home Mortgage Investment Trust,
	2004-3, 4A, FRN, 4.044%, (6-month USD LIBOR + 1.50%), 10/25/34	United States	1,515,964	1,516,621
	2005-1, 6A, FRN, 4.22%, (6-month USD LIBOR + 2.00%), 6/25/45	United States	793,226	811,115
[e]	American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52	United States	5,664,714	5,844,971
[l]	Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-R4, M1, FRN, 3.091%, (1-month USD LIBOR + 0.825%), 6/25/34	United States	421,629	425,230
[e,m]	AMMC CLO 15 Ltd.,
	2014-15A, ARR, 144A, FRN, 3.563%, 1/15/32	United States	4,700,000	4,692,151
	2014-15A, BRR, 144A, FRN, 4.103%, 1/15/32	United States	1,494,355	1,487,033
[e]	AMMC CLO XI Ltd.,
	[m] 2012-11A, A1R2, 144A, FRN, 3.276%, 4/30/31	United States	2,750,000	2,725,112
	[l] 2012-11A, BR2, 144A, FRN, 3.866%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	1,700,000	1,668,346
	[l] 2012-11A, CR2, 144A, FRN, 4.166%, (3-month USD LIBOR + 1.90%), 4/30/31	United States	450,000	432,081
	[l] 2012-11A, DR2, 144A, FRN, 5.116%, (3-month USD LIBOR + 2.85%), 4/30/31	United States	400,000	376,064
[e,l]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	5,400,000	5,245,182
[e,l]	ARES CLO Ltd., 2018-48A, B, 144A, FRN, 3.858%, (3-month USD LIBOR + 1.58%), 7/20/30	United States	1,000,000	992,900
[e,m]	ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 4.003%, 1/15/32	United States	4,000,000	3,982,840
[e,m]	ARES LII CLO Ltd., 2019-52A, C, 144A, FRN, 4.958%, 4/22/31	United States	1,000,000	998,980
[l]	Argent Securities Inc. Asset-Backed Pass-Through Certificates, 2005-W2, A2C, FRN, 2.626%, (1-month USD LIBOR + 0.36%), 10/25/35	United States	338,307	339,830
  |  37

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,l]	Atrium IX, 9A, AR, 144A, FRN, 3.761%, (3-month USD LIBOR + 1.24%), 5/28/30	United States	2,000,000	$1,999,040
[e,m]	Atrium XII, 2012A, CR, 144A, FRN, 3.108%, 4/22/27	United States	9,000,000	8,986,410
[e,l]	Atrium XIII,
	2013A, B, 144A, FRN, 3.759%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	1,000,000	993,750
	2013A, C, 144A, FRN, 4.059%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	1,000,000	966,130
[e,m]	Atrium XIV LLC, 14A, B, 144A, FRN, 4.022%, 8/23/30	United States	2,400,000	2,397,048
[e,m]	Atrium XV, 15A, B, 144A, FRN, 4.009%, 1/23/31	United States	2,000,000	1,992,620
[e,l]	Bain Capital Credit CLO, 2018-1A, A1, 144A, FRN, 3.219%, (3-month USD LIBOR + 0.96%), 4/23/31	United States	2,000,000	1,978,560
[e]	BAMLL Commercial Mortgage Securities Trust, 2012-PARK, A, 144A, 2.959%, 12/10/30	United States	3,200,000	3,279,884
[m,o]	Bank, 2018-BN13, XA, IO, FRN, 0.665%, 8/15/61	United States	106,971,459	3,701,844
[e,m]	BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.428%, 10/20/30	United States	2,100,000	2,075,325
[l]	Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 3.146%, (1-month USD LIBOR + 0.88%), 11/25/34	United States	5,882	5,890
[e,l]	Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.866%, (1-month USD LIBOR + 1.60%), 4/25/28	Bermuda	5,870,000	5,887,845
[e,l]	Betony CLO 2 Ltd.,
	2018-1A, A2, 144A, FRN, 3.866%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	3,500,000	3,438,505
	2018-1A, C, 144A, FRN, 5.166%, (3-month USD LIBOR + 2.90%), 4/30/31	United States	300,000	288,426
[e,m]	BlueMountain CLO Ltd.,
	2012-2A, AR2, 144A, FRN, 3.57%, 11/20/28	United States	2,841,775	2,839,985
	2012-2A, BR2, 144A, FRN, 3.97%, 11/20/28	United States	2,051,917	2,045,905
	2014-2A, A2R2, 144A, FRN, 3.678%, 10/20/30	United States	974,225	958,014
	2014-2A, CR2, 144A, FRN, 4.478%, 10/20/30	United States	1,000,000	973,120
	2018-3A, B, 144A, FRN, 4.046%, 10/25/30	United States	4,000,000	3,994,240
	2018-3A, C, 144A, FRN, 4.476%, 10/25/30	United States	1,785,715	1,750,376
[e,m]	BlueMountain CLO XXIV Ltd.,
	2019-24A, A2, 144A, FRN, 4.224%, 4/20/31	United States	4,687,500	4,708,922
	2019-24A, C, 144A, FRN, 5.324%, 4/20/31	United States	1,750,000	1,754,042
[e,l]	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.628%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	1,361,000	1,354,331
[e,l]	BlueMountain Fuji U.S. CLO II Ltd.,
	2017-2A, A1A, 144A, FRN, 3.478%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	3,500,000	3,502,520
	2017-2A, B, 144A, FRN, 4.428%, (3-month USD LIBOR + 2.15%), 10/20/30	United States	1,000,000	988,120
[e,l]	BlueMountain Fuji U.S. CLO III Ltd.,
	2017-3A, A2, 144A, FRN, 3.453%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	1,000,000	975,240
	2017-3A, C, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	500,000	478,900
  |  38

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e]	BRAVO Residential Funding Trust, 2019-1, A1C, 144A, 3.50%, 3/25/58	United States	7,120,082	$7,222,833
[e]	Burnham Park CLO Ltd.,
	[l] 2016-1A, A, 144A, FRN, 3.708%, (3-month USD LIBOR + 1.43%), 10/20/29	United States	2,240,000	2,243,830
	[m] 2016-1A, BR, 144A, FRN, 3.778%, 10/20/29	United States	2,321,575	2,296,293
[e,m]	BX Commercial Mortgage Trust, 2018-IND, A, 144A, FRN, 3.075%, 11/15/35	United States	5,757,957	5,763,688
	Capital One Multi-Asset Execution Trust, 2017-A4, A4, 1.99%, 7/17/23	United States	14,230,000	14,203,425
[e,l]	Carlyle Global Market Strategies CLO Ltd.,
	2014-1A, A2R2, 144A, FRN, 3.433%, (3-month USD LIBOR + 1.13%), 4/17/31	United States	1,200,000	1,167,888
	2014-4RA, A2, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 7/15/30	United States	12,000,000	11,871,840
[e,m]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.503%, 10/15/31	United States	6,500,000	6,446,310
[e,l]	Carlyle U.S. CLO Ltd.,
	2017-1A, A1A, 144A, FRN, 3.578%, (3-month USD LIBOR + 1.30%), 4/20/31	United States	1,000,000	1,000,780
	2017-2A, B, 144A, FRN, 4.678%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	2,110,000	2,094,639
	2017-3A, B, 144A, FRN, 4.628%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	1,250,000	1,234,450
	2017-5A, B, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 1/20/30	United States	2,200,000	2,119,238
[e,l]	Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 5.25%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	3,011,300	3,012,474
[e]	Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	United States	263,968	262,395
[e,m]	CIM Trust,
	2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	7,940,821	8,242,299
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	15,209,960	15,763,019
	Citibank Credit Card Issuance Trust,
	2017-A3, A3, 1.92%, 4/07/22	United States	11,000,000	10,970,266
	2018-A1, A1, 2.49%, 1/20/23	United States	13,700,000	13,771,998
[e,m]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.878%, 10/20/28	United States	1,714,286	1,702,680
[e,m]	Columbia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 3.876%, 10/25/28	United States	1,538,462	1,526,847
[e,m]	COMM Mortgage Trust, 2014-277P, A, 144A, FRN, 3.732%, 8/10/49	United States	2,980,000	3,157,340
[m]	Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	612,714	664,413
	Conseco Financial Corp., 1998-6, A8, 6.66%, 6/01/30	United States	2,961,986	3,075,795
[e,m]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2018-14, PT, 144A, FRN, 9.811%, 9/16/41	United States	3,216,730	3,199,573
	2018-29, PT, 144A, FRN, 28.216%, 12/15/43	United States	830,839	699,580
	2018-8, 144A, FRN, 9.03%, 6/17/41	United States	2,448,565	2,404,300
	2019-26, PT, 144A, FRN, 21.457%, 8/15/44	United States	2,707,434	2,630,302
	2019-S1, PT, 144A, FRN, 16.69%, 4/15/44	United States	2,417,863	2,234,525
  |  39

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,m]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I, (continued)
	2019-S2, PT, 144A, FRN, 15.136%, 5/16/44	United States	1,706,788	$1,604,187
	2019-S3, PT, 144A, FRN, 13.369%, 6/15/44	United States	994,670	935,836
	2019-S4, PT, 144A, FRN, 14.291%, 8/15/44	United States	2,108,187	1,970,317
[e,l]	Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 3.423%, (3-month USD LIBOR + 1.12%), 4/17/30	United States	1,000,000	991,560
[e]	Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	12,678,992	12,907,509
[m]	Countrywide Home Loans, 2004-11, 2A1, FRN, 3.847%, 7/25/34	United States	1,348,365	1,367,258
	Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 9/25/19	United States	167,665	151,542
[e,m]	CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44	United States	1,774,912	1,806,736
	Discover Card Execution Note Trust,
	2018-A4, A4, 3.11%, 1/16/24	United States	8,230,000	8,390,984
	[m] 2019-A2, A, FRN, 2.54%, 12/15/23	United States	9,250,000	9,268,413
[e,l]	Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 3.273%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	3,025,000	2,989,759
[e,m]	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, FRN, 4.503%, 10/15/30	United States	625,000	614,844
[e,l]	Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 4.65%, (3-month USD LIBOR + 2.35%), 7/18/30	United States	870,000	863,953
[e,l]	Dryden 50 Senior Loan Fund,
	2017-50A, A1, 144A, FRN, 3.523%, (3-month USD LIBOR + 1.22%), 7/15/30	United States	2,640,000	2,635,010
	2017-50A, C, 144A, FRN, 4.553%, (3-month USD LIBOR + 2.25%), 7/15/30	United States	2,150,000	2,150,623
[e,l]	Dryden 55 CLO Ltd.,
	2018-55A, A1, 144A, FRN, 3.323%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	3,000,000	2,974,410
	2018-55A, C, 144A, FRN, 4.203%, (3-month USD LIBOR + 1.90%), 4/15/31	United States	600,000	580,572
	2018-55A, D, 144A, FRN, 5.153%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	300,000	285,240
[e,l]	Dryden 58 CLO Ltd.,
	2018-58A, A2, 144A, FRN, 3.553%, (3-month USD LIBOR + 1.25%), 7/17/31	United States	1,600,000	1,573,184
	2018-58A, B, 144A, FRN, 3.803%, (3-month USD LIBOR + 1.50%), 7/17/31	United States	11,000,000	10,842,590
	2018-58A, D, 144A, FRN, 5.003%, (3-month USD LIBOR + 2.70%), 7/17/31	United States	1,000,000	953,970
[e,l]	Dryden 64 CLO Ltd.,
	2018-64A, A, 144A, FRN, 3.27%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	6,500,000	6,444,815
	2018-64A, D, 144A, FRN, 4.95%, (3-month USD LIBOR + 2.65%), 4/18/31	United States	500,000	478,145
  |  40

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,m]	Dryden 70 CLO Ltd., 2018-70A, B, 144A, FRN, 4.022%, 1/16/32	United States	560,580	$554,862
[e,m]	Eaton Vance CLO Ltd., 2014-1RA, C, 144A, FRN, 4.403%, 7/15/30	United States	789,030	769,920
[e,l]	Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	3,400,000	3,384,700
	FHLMC Structured Agency Credit Risk Debt Notes,
	[l] 2013-DN2, M2, FRN, 6.516%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	6,744,588	7,298,563
	[l] 2014-DN1, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	951,177	967,391
	[l] 2014-DN2, M3, FRN, 5.866%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	14,350,000	15,328,403
	[l] 2014-DN3, M3, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	2,009,639	2,150,831
	[l] 2014-DN4, M3, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	7,812,980	8,392,707
	[l] 2014-HQ1, M3, FRN, 6.366%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	10,997,210	11,770,125
	[l] 2014-HQ2, M3, FRN, 6.016%, (1-month USD LIBOR + 3.75%), 9/25/24	United States	12,060,000	13,194,841
	[l] 2014-HQ3, M3, FRN, 7.016%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	3,580,345	3,828,943
	[l] 2015-DN1, M3, FRN, 6.416%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	14,004,887	14,648,400
	[l] 2015-DNA1, M2, FRN, 4.116%, (1-month USD LIBOR + 1.85%), 10/25/27	United States	6,596,062	6,665,499
	[l] 2015-DNA1, M3, FRN, 5.566%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	4,500,000	4,835,630
	[l] 2015-DNA2, M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 12/25/27	United States	3,077,647	3,102,968
	[l] 2015-DNA2, M3, FRN, 6.166%, (1-month USD LIBOR + 3.90%), 12/25/27	United States	18,171,000	19,088,174
	[l] 2015-DNA3, M2, FRN, 5.116%, (1-month USD LIBOR + 2.85%), 4/25/28	United States	3,781,633	3,842,925
	[l] 2015-DNA3, M3, FRN, 6.966%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	6,970,000	7,781,512
	[l] 2015-HQ1, M3, FRN, 6.066%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	11,541,421	11,958,358
	[l] 2015-HQ2, M3, FRN, 5.516%, (1-month USD LIBOR + 3.25%), 5/25/25	United States	6,860,000	7,335,760
	[l] 2015-HQA1, M2, FRN, 4.916%, (1-month USD LIBOR + 2.65%), 3/25/28	United States	3,096,408	3,119,484
	[l] 2015-HQA1, M3, FRN, 6.966%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	18,500,000	19,987,744
	[l] 2015-HQA2, M2, FRN, 5.066%, (1-month USD LIBOR + 2.80%), 5/25/28	United States	4,255,034	4,309,800
	[l] 2016-DNA1, M2, FRN, 5.304%, (1-month USD LIBOR + 2.90%), 7/25/28	United States	160,324	161,939
	[l] 2016-DNA1, M3, FRN, 7.954%, (1-month USD LIBOR + 5.55%), 7/25/28	United States	17,210,000	19,379,221
  |  41

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, (continued)
	[l] 2016-DNA2, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 10/25/28	United States	345,245	$346,069
	[l] 2016-DNA2, M3, FRN, 6.916%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	14,197,000	15,360,488
	[l] 2016-HQA1, M2, FRN, 5.016%, (1-month USD LIBOR + 2.75%), 9/25/28	United States	437,351	441,101
	[l] 2016-HQA2, M2, FRN, 4.516%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	584,833	590,315
	[l] 2016-HQA2, M3, FRN, 7.416%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	9,640,000	10,680,523
	[l] 2016-HQA3, M2, FRN, 3.616%, (1-month USD LIBOR + 1.35%), 3/25/29	United States	218,889	219,999
	[l] 2017-DNA3, M2, FRN, 4.766%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	8,350,000	8,551,868
	[m] 2017-HQA1, M2, FRN, 5.816%, 8/25/29	United States	15,764,156	16,713,188
	[l] 2018-HQA1, M1, FRN, 2.966%, (1-month USD LIBOR + 0.70%), 9/25/30	United States	6,248,250	6,254,044
[e,l]	Flagship CLO VIII Ltd.,
	2014-8A, ARR, 144A, FRN, 3.172%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	5,109,299	5,101,430
	2014-8A, DR, 144A, FRN, 5.372%, (3-month USD LIBOR + 3.05%), 1/16/26	United States	2,000,000	1,932,860
[e,m]	Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	United States	8,028,421	8,224,794
	FNMA Connecticut Avenue Securities,
	[l] 2013-C01, M2, FRN, 7.516%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	18,020,233	20,061,789
	[l] 2014-C01, M1, FRN, 3.866%, (1-month USD LIBOR + 1.60%), 1/25/24	United States	700,332	700,878
	[l] 2014-C02, 1M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	13,468,717	14,052,006
	[l] 2014-C02, 2M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	1,286,476	1,337,980
	[l] 2014-C03, 1M2, FRN, 5.266%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	18,010,346	19,061,761
	[l] 2014-C03, 2M2, FRN, 5.166%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	19,699,504	20,675,236
	[l] 2014-C04, 1M1, FRN, 7.166%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	11,490,592	12,738,353
	[l] 2014-C04, 2M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	5,333,127	5,811,814
	[l] 2015-C01, 1M2, FRN, 6.566%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	11,711,293	12,591,358
	[l] 2015-C01, 2M2, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	6,088,691	6,394,236
	[l] 2015-C02, 1M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	12,377,739	13,161,771
	[l] 2015-C02, 2M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	7,441,491	7,760,933
  |  42

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FNMA Connecticut Avenue Securities, (continued)
	[l] 2015-C03, 1M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	11,246,210	$12,275,122
	[l] 2015-C03, 2M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	7,053,719	7,526,630
	[m] 2016-C01, 2M2, FRN, 9.216%, 8/25/28	United States	8,663,542	9,692,591
	[m] 2016-C04, 1M2, FRN, 6.516%, 1/25/29	United States	15,320,000	16,358,077
	[l] 2017-C01, 1M2, FRN, 5.816%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	20,305,000	21,464,050
	[m] 2017-C06, 1M2, FRN, 4.916%, 2/25/30	United States	12,970,000	13,356,378
	[l] 2018-C02, 2M1, FRN, 2.916%, (1-month USD LIBOR + 0.65%), 8/25/30	United States	4,443,787	4,444,788
[e,m]	Galaxy XVIII CLO Ltd., 2018-28A, A2, 144A, FRN, 3.373%, 7/15/31	United States	6,500,000	6,488,105
[e,m]	Galaxy XXV CLO Ltd., 2018-25A, B, 144A, FRN, 3.926%, 10/25/31	United States	2,000,000	1,985,100
[e,m]	Galaxy XXVI CLO Ltd.,
	2018-26A, A, 144A, FRN, 3.723%, 11/22/31	United States	3,429,602	3,422,743
	2018-26A, B, 144A, FRN, 4.223%, 11/22/31	United States	2,100,000	2,096,325
	2018-26A, D, 144A, FRN, 5.573%, 11/22/31	United States	293,478	285,249
[e,l]	Galaxy XXVII CLO Ltd.,
	2018-27A, A, 144A, FRN, 3.545%, (3-month USD LIBOR + 1.02%), 5/16/31	United States	1,500,000	1,482,465
	2018-27A, C, 144A, FRN, 5.275%, (3-month USD LIBOR + 2.75%), 5/16/31	United States	250,000	233,543
[m]	Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%, 10/15/26	United States	391,330	414,005
[l]	GSAA Home Equity Trust,
	2005-5, M3, FRN, 3.211%, (1-month USD LIBOR + 0.945%), 2/25/35	United States	2,157,247	2,196,105
	2005-6, A3, FRN, 2.636%, (1-month USD LIBOR + 0.37%), 6/25/35	United States	78,082	78,317
[l]	GSAMP Trust, 2005-HE3, M2, FRN, 3.271%, (1-month USD LIBOR + 1.005%), 6/25/35	United States	113,372	113,695
[m]	GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 4.813%, 1/25/35	United States	245,826	250,513
[e,l]	Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 7/21/31	United States	5,000,000	4,887,500
[e,m]	Harbor Park CLO Ltd.,
	1A, A2, 144A, FRN, 3.678%, 1/20/31	United States	1,710,526	1,697,372
	1A, B1, 144A, FRN, 3.978%, 1/20/31	United States	466,667	463,876
[e,l]	HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 4.056%, (3-month USD LIBOR + 1.80%), 4/28/31	United States	5,200,000	5,122,676
[e,m]	HPS Loan Management Ltd.,
	2013A-18, A2, 144A, FRN, 3.753%, 10/15/30	United States	1,400,000	1,388,016
	2013A-18, C, 144A, FRN, 4.453%, 10/15/30	United States	500,000	491,265
  |  43

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e]	Invitation Homes Trust,
	[l] 2017-SFR2, A, 144A, FRN, 3.164%, (1-month USD LIBOR + 0.85%), 12/17/36	United States	13,440,048		$13,432,165
	[l] 2018-SFR3, A, 144A, FRN, 3.314%, (1-month USD LIBOR + 1.00%), 7/17/37	United States	11,161,133		11,192,230
	[m] 2018-SFR4, A, 144A, FRN, 3.414%, 1/17/38	United States	9,215,509		9,296,786
[m]	JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 4.908%, 2/25/34	United States	37,734		39,662
[e,l]	LCM 26 Ltd.,
	26A, B, 144A, FRN, 3.678%, (3-month USD LIBOR + 1.40%), 1/20/31	United States	4,500,000		4,401,495
	26A, C, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 1/20/31	United States	2,000,000		1,931,920
[e,m]	LCM XV LP, 2015-A, AR, 144A, FRN, 3.518%, 7/20/30	United States	1,250,000		1,250,437
[e,m]	LCM XVI LP,
	2016A, A2R, 144A, FRN, 3.483%, 10/15/31	United States	1,083,333		1,080,029
	2016A, BR2, 144A, FRN, 4.053%, 10/15/31	United States	1,756,602		1,750,542
[e,m]	LCM XXII Ltd., 22A, A2R, 144A, FRN, 3.728%, 10/20/28	United States	5,000,000		4,915,300
[e,l]	LCM XXIII Ltd., 23A, A2, 144A, FRN, 4.128%, (3-month USD LIBOR + 1.85%), 10/20/29	United States	1,000,000		1,000,370
[e,l]	LCM XXV Ltd., 25A, A, 144A, FRN, 3.488%, (3-month USD LIBOR + 1.21%), 7/20/30	United States	274,000		273,795
[l]	Lehman XS Trust, 2005-4, 1A4, FRN, 2.826%, (1-month USD LIBOR + 0.56%), 10/25/35	United States	418,672		415,165
[e,l]	Long Point Park CLO Ltd.,
	2017-1A, A2, 144A, FRN, 3.678%, (3-month USD LIBOR + 1.375%), 1/17/30	United States	2,400,000		2,348,232
	2017-1A, B, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	1,000,000		957,900
[e,m]	Mach One ULC, 2004-1A, M, 144A, FRN, 5.45%, 5/28/40	United States	222,111		220,831
[e,m]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	4,200,000	EUR	4,660,187
[e,l]	Madison Park Funding Ltd., 2018-28A, B, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 7/15/30	United States	2,000,000		1,986,080
[e,l]	Madison Park Funding XI Ltd., 2013-11, CR, 144A, FRN, 4.459%, (3-month USD LIBOR + 2.20%), 7/23/29	United States	1,910,000		1,893,689
[e,m]	Madison Park Funding XIV Ltd.,
	2014-14A, BRR, 144A, FRN, 3.978%, 10/22/30	United States	1,000,000		994,400
	2014-14A, CRR, 144A, FRN, 4.478%, 10/22/30	United States	375,000		369,525
[e,l]	Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.956%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	4,000,000		3,993,120
	2017-23A, C, 144A, FRN, 4.606%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	1,300,000		1,297,673
[e,m]	Madison Park Funding XXIX Ltd.,
	2018-29A, A2, 144A, FRN, 3.75%, 10/18/30	United States	7,945,455		7,873,866
	2018-29A, B, 144A, FRN, 4.05%, 10/18/30	United States	4,000,000		3,992,160
	2018-29A, C, 144A, FRN, 4.50%, 10/18/30	United States	995,968		983,688
	2018-29A, D, 144A, FRN, 5.30%, 10/18/30	United States	800,000		774,784
  |  44

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,l]	Madison Park Funding XXVI Ltd., 2017-26A, AR, 144A, FRN, 3.456%, (3-month USD LIBOR + 1.20%), 7/29/30	United States	4,400,000	$4,403,124
[e,l]	Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN, 3.408%, (3-month USD LIBOR + 1.13%), 4/20/30	United States	3,061,000	3,017,258
[e,l]	Madison Park Funding XXVIII Ltd., 2018-28A, D, 144A, FRN, 5.003%, (3-month USD LIBOR + 2.70%), 7/15/30	United States	500,000	475,765
[e,m]	Madison Park Funding XXXI Ltd.,
	2018-31A, A2A, 144A, FRN, 3.759%, 1/23/31	United States	2,250,000	2,234,250
	2018-31A, B, 144A, FRN, 3.959%, 1/23/31	United States	3,000,000	2,995,350
	2018-31A, C, 144A, FRN, 4.409%, 1/23/31	United States	650,000	637,903
[e,m]	Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 3.42%, 10/18/31	United States	11,000,000	10,949,840
	MASTR Alternative Loan Trust,
	2003-1, 3A1, 5.00%, 6/25/23	United States	13,308	13,976
	2003-6, 2A1, 5.00%, 8/25/20	United States	23,768	23,769
	[m] 2004-11, 2A1, FRN, 5.496%, 11/25/19	United States	2,326	2,326
[l]	Merrill Lynch Mortgage Investors Trust, 2005-A10, A, FRN, 2.476%, (1-month USD LIBOR + 0.21%), 2/25/36	United States	2,009,183	1,963,904
[l]	Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN, 2.886%, (1-month USD LIBOR + 0.62%), 10/25/28	United States	501,713	505,609
[e,m]	Mill City Mortgage Loan Trust,
	2016-1, A, 144A, FRN, 2.50%, 4/25/57	United States	6,519,408	6,507,290
	2017-3, A1, 144A, FRN, 2.75%, 1/25/61	United States	7,113,263	7,148,693
	2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	13,260,478	13,460,314
	2018-2, A1, 144A, FRN, 3.50%, 5/25/58	United States	4,625,145	4,715,919
	2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	9,680,000	9,923,194
[e,m]	Morgan Stanley Capital I Trust, 2011-C1, A4, 144A, FRN, 5.033%, 9/15/47	United States	3,515,125	3,580,849
[e,m]	Mountain View Funding CLO XIV Ltd., 2019-1A, A1, 144A, FRN, 4.058%, 4/15/29	United States	4,500,000	4,507,020
[e,m]	Neuberger Berman CLO Ltd.,
	2016-22A, A2R, 144A, FRN, 3.703%, 10/17/30	United States	1,400,000	1,388,618
	2016-22A, BR, 144A, FRN, 3.953%, 10/17/30	United States	900,000	892,125
[e,m]	Neuberger Berman CLO XVIII Ltd.,
	2014-18A, A1BR, 144A, FRN, 3.678%, 10/21/30	United States	2,295,000	2,262,044
	2014-18A, BR2, 144A, FRN, 4.428%, 10/21/30	United States	250,000	244,688
[e,l]	Neuberger Berman CLO XVI-S Ltd.,
	2017-16SA, B, 144A, FRN, 3.553%, (3-month USD LIBOR + 1.25%), 1/15/28	United States	400,000	392,332
	2017-16SA, C, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 1/15/28	United States	400,000	388,156
[e]	Neuberger Berman Loan Advisers CLO Ltd.,
	[l] 2017-26A, B, 144A, FRN, 3.80%, (3-month USD LIBOR + 1.50%), 10/18/30	United States	1,078,945	1,065,717
	[l] 2018-27A, C, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	500,000	480,015
	[m] 2019-32A, B, 144A, FRN, 4.153%, 1/19/32	United States	4,800,000	4,800,528
	[m] 2019-32A, C, 144A, FRN, 4.953%, 1/19/32	United States	6,000,000	5,998,320
  |  45

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[l]	New York Mortgage Trust, 2005-3, M1, FRN, 2.941%, (1-month USD LIBOR + 0.675%), 2/25/36	United States	199,736	$187,760
[e,l]	Newark BSL CLO 2 Ltd., 2017-1A, B, 144A, FRN, 4.626%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	583,989	584,193
[e,l]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.071%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	6,600,000	6,502,650
[e]	OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	United States	5,834,000	5,884,434
[e,l]	OBX Trust, 2018-1, A2, 144A, FRN, 2.916%, (1-month USD LIBOR + 0.65%), 6/25/57	United States	3,255,898	3,246,542
[e]	Octagon Investment Partners 18-R Ltd.,
	[m] 2018-18A, A1A, 144A, FRN, 3.282%, 4/16/31	United States	1,000,000	989,710
	[l] 2018-18A, C, 144A, FRN, 5.022%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	1,000,000	939,280
[e,l]	Octagon Investment Partners 26 Ltd.,
	2016-1A, A2R, 144A, FRN, 3.653%, (3-month USD LIBOR + 1.35%), 7/15/30	United States	1,600,000	1,573,168
	2016-1A, BR, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 7/15/30	United States	2,000,000	1,977,560
[e,m]	Octagon Investment Partners 28 Ltd.,
	2016-1A, A2R, 144A, FRN, 3.733%, 10/24/30	United States	4,000,000	3,952,600
	2016-1A, BR, 144A, FRN, 4.083%, 10/24/30	United States	1,186,282	1,187,136
[e,l]	Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.678%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	280,761	280,688
[e,l]	Octagon Investment Partners 35 Ltd., 2018-1A, A1B, 144A, FRN, 3.378%, (3-month USD LIBOR + 1.10%), 1/20/31	United States	2,000,000	1,954,600
[e,l]	Octagon Investment Partners 37 Ltd., 2018-2A, A2, 144A, FRN, 3.856%, (3-month USD LIBOR + 1.58%), 7/25/30	United States	1,000,000	990,870
[e,l]	Octagon Investment Partners XVI Ltd., 2013-1A, BR, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 7/17/30	United States	4,000,000	3,955,400
[e,l]	Octagon Investment Partners XXIII Ltd.,
	2015-1A, CR, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 7/15/27	United States	250,000	247,938
	2015-1A, DR, 144A, FRN, 4.853%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	300,000	297,177
[e,m]	Octagon Loan Funding Ltd., 2014-1A, ARR, 144A, FRN, 3.70%, 11/18/31	United States	3,300,000	3,290,496
[e]	Progress Residential Trust,
	2015-SFR2, A, 144A, 2.74%, 6/12/32	United States	860,454	858,779
	2017-SFR1, A, 144A, 2.768%, 8/17/34	United States	408,504	408,805
	2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	2,967,000	3,035,368
[l]	RAAC, 2004-SP1, AII, FRN, 2.966%, (1-month USD LIBOR + 0.70%), 3/25/34	United States	315,167	311,986
[e,m]	Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 3.926%, 7/25/31	United States	700,000	693,231
[e,l]	Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.666%, (1-month USD LIBOR + 1.40%), 3/25/28	United States	4,897,502	4,910,682
[e,m]	Sequoia Mortgage Trust, 2016-2, A4, 144A, FRN, 3.50%, 8/25/46	United States	13,432,099	13,699,009
  |  46

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,p,q]	Sound Point Euro CLO II Funding DAC,
	2A, A, 144A, FRN, 10/26/32	Ireland	8,200,000	EUR	$9,073,300
	2A, B1, 144A, FRN, 10/26/32	Ireland	4,300,000	EUR	4,757,950
[m]	Structured ARM Loan Trust, 2004-12, 3A1, FRN, 4.547%, 9/25/34	United States	1,446,187		1,476,139
[l]	Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A, FRN, 2.998%, (1-month USD LIBOR + 0.70%), 2/19/35	United States	1,182,724		1,155,064
[e,l]	TCI-Flatiron CLO Ltd., 2017-1A, C, 144A, FRN, 4.375%, (3-month USD LIBOR + 1.85%), 11/18/30	United States	500,000		482,285
	Thornburg Mortgage Securities Trust,
	[l] 2004-3, A, FRN, 3.006%, (1-month USD LIBOR + 0.74%), 9/25/44	United States	732,838		734,159
	[m] 2005-1, A3, FRN, 4.61%, 4/25/45	United States	186,011		187,097
[e]	Towd Point Mortgage Trust,
	[m] 2015-1, 144A, FRN, 2.75%, 11/25/60	United States	529,431		530,372
	2015-1, AE, 144A, 3.00%, 10/25/53	United States	3,657,908		3,684,988
	[m] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	611,019		616,702
	[m] 2015-3, A1A, 144A, FRN, 3.50%, 3/25/54	United States	2,265,175		2,281,044
	[m] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	United States	1,046,024		1,048,542
	[m] 2016-1, A1, 144A, FRN, 3.50%, 2/25/55	United States	8,413,133		8,506,381
	[m] 2016-2, A1A, 144A, FRN, 2.75%, 8/25/55	United States	853,795		856,794
	[m] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	8,915,539		8,894,316
	[m] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	13,081,214		12,990,114
	[m] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	4,154,870		4,142,480
	[m] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	12,345,814		12,425,997
	[m] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	12,396,031		12,441,056
	[m] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	13,100,545		13,136,423
	[l] 2017-5, A1, 144A, FRN, 2.866%, (1-month USD LIBOR + 0.60%), 2/25/57	United States	3,014,899		3,012,623
	[m] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	3,015,925		3,037,589
	[m] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	United States	7,059,341		7,163,452
	[m] 2018-3, A1, 144A, FRN, 3.75%, 5/25/58	United States	14,831,546		15,394,072
	[m] 2018-4, A1, 144A, FRN, 3.00%, 6/25/58	United States	17,581,661		17,743,992
	[m] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	United States	4,009,720		4,066,583
	[m] 2018-6, A1A, 144A, FRN, 3.75%, 3/25/58	United States	7,271,505		7,483,838
	[m] 2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	13,926,496		14,496,084
[e,m]	Upgrade Master Pass-Thru Trust, 2019-PT1, A, 144A, FRN, 12.101%, 6/15/25	United States	1,225,089		1,232,891
[e]	Voya CLO Ltd.,
	[l] 2012-4A, A2R, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 10/15/28	United States	7,660,000		7,692,095
	[l] 2013-2A, A1R, 144A, FRN, 3.246%, (3-month USD LIBOR + 0.97%), 4/25/31	United States	4,500,000		4,445,505
	[l] 2013-2A, CR, 144A, FRN, 5.026%, (3-month USD LIBOR + 2.75%), 4/25/31	United States	375,000		353,415
	[l] 2014-1A, CR2, 144A, FRN, 5.10%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	600,000		570,018
	[m] 2016-3A, A1R, 144A, FRN, 3.49%, 10/18/31	United States	1,800,000		1,796,904
  |  47

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e]	Voya CLO Ltd., (continued)
	[m] 2016-3A, A2R, 144A, FRN, 3.70%, 10/18/31	United States	818,182	$808,577
	[m] 2016-3A, CR, 144A, FRN, 5.55%, 10/18/31	United States	1,698,113	1,651,466
	[l] 2017-3A, B, 144A, FRN, 4.628%, (3-month USD LIBOR + 2.35%), 7/20/30	United States	507,690	504,563
	[l] 2018-2A, A2, 144A, FRN, 3.553%, (3-month USD LIBOR + 1.25%), 7/15/31	United States	2,500,000	2,453,675
	[l] 2018-2A, D, 144A, FRN, 5.053%, (3-month USD LIBOR + 2.75%), 7/15/31	United States	300,000	285,762
	[m] 2018-4A, B, 144A, FRN, 4.153%, 1/15/32	United States	948,052	949,777
[l]	WaMu Mortgage Pass-Through Certificates,
	2005-AR19, A1A1, FRN, 2.536%, (1-month USD LIBOR + 0.27%), 12/25/45	United States	2,169,311	2,196,388
	2005-AR8, 1A1A, FRN, 2.846%, (1-month USD LIBOR + 0.58%), 7/25/45	United States	843,998	840,028
[e,l]	Webster Park CLO Ltd., 2015-1A, A2R, 144A, FRN, 3.878%, (3-month USD LIBOR + 1.60%), 7/20/30	United States	1,750,000	1,733,165
	Wells Fargo Commercial Mortgage Trust, 2016-NXS6, A2, 2.399%, 11/15/49	United States	6,534,000	6,533,169
[e,m]	Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%, 7/25/47	United States	5,653,032	5,769,815
[m]	Wells Fargo Mortgage Backed Securities Trust,
	2004-W, A9, FRN, 4.863%, 11/25/34	United States	60,433	63,015
	2005-AR10, 2A3, FRN, 4.969%, 6/25/35	United States	347,091	355,549
[e,l]	West CLO Ltd.,
	2014-1A, A2R, 144A, FRN, 3.65%, (3-month USD LIBOR + 1.35%), 7/18/26	United States	1,360,000	1,356,369
	2014-1A, BR, 144A, FRN, 4.15%, (3-month USD LIBOR + 1.85%), 7/18/26	United States	2,410,000	2,398,504
				1,321,254,498
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $1,335,680,908)			1,325,148,962
	Mortgage-Backed Securities 0.6%
[r]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 4.745% - 4.917%, (12-month USD LIBOR +/- MBS Margin), 10/01/36 - 6/01/37	United States	1,539,801	1,629,499
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%†
	FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	80,268	82,478
	FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	10,910	11,151
	FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	109,435	119,395
				213,024
  |  48

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
[r]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.5%
	FNMA, 3.475% - 3.668%, (1-month USD LIBOR +/- MBS Margin), 4/01/28 - 7/01/34	United States	264,608	$271,924
	FNMA, 4.25%, (Federal COF +/- MBS Margin), 8/01/29	United States	3,413	3,461
	FNMA, 2.884% - 4.461%, (US 3 Year CMT T-Note +/- MBS Margin), 3/01/21 - 6/01/34	United States	60,718	61,895
	FNMA, 4.733%, (US 5 Year CMT T-Note +/- MBS Margin), 2/01/30	United States	57,565	61,292
	FNMA, 4.007% - 5.065%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 2/01/44	United States	10,018,523	10,514,809
	FNMA, 5.125%, (6-month US T-Bill +/- MBS Margin), 8/01/32	United States	89,341	91,341
	FNMA, 3.71% - 5.165%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/21 - 10/01/44	United States	2,339,209	2,410,800
	FNMA, 2.208% - 5.625%, (11th District COF +/- MBS Margin), 10/01/19 - 12/01/36	United States	111,833	113,789
	FNMA, 3.55% - 5.808%, (6-month USD LIBOR +/- MBS Margin), 9/01/22 - 8/01/37	United States	1,063,424	1,089,624
				14,618,935
	Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
	FNMA 15 Year, 3.50%, 10/01/25	United States	703,117	726,424
	FNMA 15 Year, 4.00%, 12/01/25	United States	1,040,688	1,083,664
	FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	749,638	779,880
	FNMA 30 Year, 5.00%, 3/01/38	United States	22,385	24,352
				2,614,320
[r]	Government National Mortgage Association (GNMA) Adjustable Rate 0.0%†
	GNMA, 3.75% - 3.875%, (US 1 Year CMT T-Note +/- MBS Margin), 4/20/26 - 9/20/26	United States	15,592	15,920
	Total Mortgage-Backed Securities (Cost $19,114,181)			19,091,698
	Municipal Bonds 0.7%
	Industry Public Facilities Authority Tax Allocation Revenue, Transportation District, Industrial Redevelopment Project No. 2, Refunding, Series B, AGMC Insured, 3.389%, 1/01/20	United States	5,900,000	5,920,945
	Pennsylvania State GO, Refunding, Second Series, 5.00%, 1/15/20	United States	6,500,000	6,616,220
	San Jose RDA Successor Agency Tax Allocation,
	Senior, Refunding, Series A-T, 2.48%, 8/01/21	United States	1,595,000	1,604,299
	Senior, Refunding, Series A-T, 2.63%, 8/01/22	United States	5,320,000	5,387,298
	Texas State GO, Transportation Commission Highway Improvement, Series A, 5.00%, 4/01/21	United States	2,685,000	2,858,988
	Total Municipal Bonds (Cost $22,256,674)			22,387,750
  |  49

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country	Shares/Units	Value
	Escrows and Litigation Trusts 0.0%
[a,b]	NewPage Corp., Escrow Account	United States	500,000	$ —
[a,b,c]	Remington Outdoor Co. Inc., Litigation Units	United States	16,078	—
[a,b]	T-Mobile USA Inc., Escrow Account	United States	1,800,000	—
	Total Escrows and Litigation Trusts (Cost $—)			—
	Total Investments before Short Term Investments (Cost $3,151,817,128)			3,137,927,496
			Principal Amount*
	Short Term Investments 2.9%
	Corporate Bonds (Cost $2,037,861) 0.1%
	Telecommunication Services 0.1%
[e]	Sprint Communications Inc., senior note, 144A, , 7.00%, , 3/01/20	United States	2,000,000	2,047,500
	Total Investments before Money Market Funds (Cost $3,153,854,989)			3,139,974,996
			Shares

	Money Market Funds (Cost $90,098,231) 2.8%
[d,s]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	90,098,231	90,098,231
	Total Investments (Cost $3,243,953,220) 100.8%			3,230,073,227
	Other Assets, less Liabilities (0.8)%			(24,111,074)
	Net Assets 100.0%			$3,205,962,153
  |  50

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]See Note 7 regarding investments in affiliated management investment companies.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $989,550,089, representing 30.9% of net assets.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $73,074,645, representing 2.3% of net assets.
[g]The coupon rate shown represents the rate at period end.
[h]Income may be received in additional securities and/or cash.
[i]Principal amount is stated in 1,000 Brazilian Real Units.
[j]A portion or all of the security purchased on a delayed delivery basis.
[k]Principal amount of security is adjusted for inflation.
[l]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[m]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[n]The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
[o]Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
[p]Security purchased on a when-issued basis.
[q]The coupon rate will be determined at time of issue.
[r]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[s]The rate shown is the annualized seven-day effective yield at period end.
At July 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
30 Day Federal Funds	Short	780	$319,045,522	12/31/19	$440,340
Australian 3 Yr. Bond	Long	725	57,221,591	9/16/19	242,149
Australian 10 Yr. Bond	Long	200	19,856,167	9/16/19	230,453
Canadian 10 Yr. Bond	Long	175	18,870,430	9/19/19	125,838
CME Ultra Long Term U.S. Treasury Bond	Short	5	887,812	9/19/19	(7,664)
U.S. Treasury 2 Yr. Note	Long	3,746	803,165,812	9/30/19	81,597
U.S. Treasury 5 Yr. Note	Short	370	43,495,234	9/30/19	(75,128)
U.S. Treasury 10 Yr. Note	Short	219	27,905,391	9/19/19	(109,800)
U.S. Treasury 30 Yr. Bond	Short	150	23,339,062	9/19/19	(251,776)
Ultra 10 Yr. U.S. Treasury Note	Short	137	18,884,594	9/19/19	(143,307)
Total Futures Contracts					$532,702

*As of period end.

  |  51

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
At July 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Mexican Peso	JPHQ	Buy	109,400,000	$5,571,967	8/08/19	$130,775	$ —
Mexican Peso	JPHQ	Sell	60,750,000	3,145,501	8/08/19	—	(21,241)
Canadian Dollar	JPHQ	Sell	3,300,000	2,467,991	9/18/19	—	(34,872)
Euro	BZWS	Sell	194,860	222,643	9/18/19	6,151	—
Euro	CITI	Sell	391,262	446,880	9/18/19	12,183	—
Euro	DBAB	Sell	3,367,136	3,844,326	9/18/19	103,399	—
Euro	GSCO	Sell	420,000	479,661	9/18/19	13,036	—
Euro	JPHQ	Sell	16,683,130	18,866,047	9/18/19	330,890	—
Norwegian Krone	JPHQ	Buy	83,000,000	9,537,883	9/18/19	—	(161,304)
Polish Zloty	JPHQ	Buy	7,680,000	2,020,505	9/18/19	—	(37,619)
Polish Zloty	JPHQ	Sell	7,680,000	2,038,595	9/18/19	55,710	—
Swedish Krona	JPHQ	Buy	17,720,000	1,905,039	9/18/19	—	(64,572)
Swedish Krona	JPHQ	Sell	77,520,000	8,245,600	9/18/19	194,078	—
Chinese Yuan Renminbi	JPHQ	Buy	12,200,000	1,817,832	9/27/19	—	(53,223)
Chinese Yuan Renminbi	JPHQ	Sell	24,450,000	3,639,259	9/27/19	102,808	—
Chinese Yuan Renminbi	JPHQ	Sell	42,700,000	6,176,054	9/27/19	—	(80)
South Korean Won	JPHQ	Sell	2,920,000,000	2,580,417	9/27/19	119,363	—
Brazilian Real	JPHQ	Sell	950,000	251,024	10/10/19	3,348	—
Australian Dollar	JPHQ	Sell	11,520,000	8,029,681	10/11/19	134,542	—
Brazilian Real	JPHQ	Buy	380,000	96,877	10/11/19	2,185	—
Brazilian Real	JPHQ	Sell	380,000	95,214	10/11/19	—	(3,848)
Turkish Lira	JPHQ	Buy	9,910,000	1,524,498	10/18/19	196,945	—
Indonesian Rupiah	JPHQ	Buy	31,065,000,000	2,120,912	12/16/19	38,069	—
Japanese Yen	JPHQ	Buy	342,000,000	3,199,177	1/29/20	—	(10,307)
Canadian Dollar	JPHQ	Sell	43,606,003	33,187,715	1/30/20	52,753	—
Euro	JPHQ	Sell	47,777,702	54,046,609	1/30/20	365,350	—
Total Forward Exchange Contracts						$1,861,585	$(387,066)
Net unrealized appreciation (depreciation)						$1,474,519

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.NA.HY.24	5.00%	Quarterly		6/20/20	$28,536,250	$828,425	$697,510	$130,915	Non-
									Investment Grade
  |  52

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
CDX.NA.HY.30	5.00%	Quarterly		6/20/23	$6,926,400		$593,626	$326,867	$266,759	Non-
										Investment Grade
CDX.NA.IG.31	1.00%	Quarterly		12/20/21	74,600,000		1,732,479	970,299	762,180	Investment
										Grade
ITRX.EUR.XOVER.31	1.00%	Quarterly		6/20/24	4,250,000	EUR	552,795	551,122	1,673	Investment
										Grade
Total Centrally Cleared Swap Contracts							$3,707,325	$2,545,798	$1,161,527
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/24	$11,000,000		$(2,130,530)	$(1,701,924)	$(428,606)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/19	1,780,000		(43,521)	(28,497)	(15,024)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	4,100,000		(1,107)	34,732	(35,839)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	900,000		1,709	16,352	(14,643)
Nabors Industries Inc.	(1.00)%	Quarterly	CITI	12/20/21	5,150,000		261,108	179,457	81,651
Navient Corp.	(5.00)%	Quarterly	JPHQ	3/20/20	1,150,000		(40,663)	(26,720)	(13,943)
PHH Corp.	(5.00)%	Quarterly	GSCO	9/20/19	1,800,000		(22,343)	648	(22,991)
Contracts to Sell Protection[d,e]
Single Name
American Tower Corp.	1.00%	Quarterly	GSCO	3/20/21	6,500,000		11,475	(39,866)	51,341	BBB-
The Goldman Sachs Group Inc.	1.00%	Quarterly	JPHQ	6/20/24	11,000,000		222,261	73,773	148,488	BBB+
Government of Argentina	5.00%	Quarterly	BZWS	6/20/23	1,135,000		(139,734)	19,402	(159,136)	B
Government of Argentina	5.00%	Quarterly	BZWS	6/20/23	2,000,000		(246,228)	(393,664)	147,436	B
Government of Argentina	5.00%	Quarterly	CITI	6/20/23	1,950,000		(240,072)	(39,118)	(200,954)	B
Government of Argentina	5.00%	Quarterly	CITI	12/20/23	2,000,000		(266,547)	(99,435)	(167,112)	B
Government of Indonesia	1.00%	Quarterly	CITI	6/20/24	5,225,000		57,562	(16,653)	74,215	BBB
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	4,100,000		(62,051)	(152,305)	90,254	NR
Government of Russia	1.00%	Quarterly	BNDP	6/20/24	3,700,000		6,642	(46,923)	53,565	BBB-
Government of Spain	1.00%	Quarterly	CITI	6/20/24	4,400,000		127,487	114,145	13,342	NR
Morgan Stanley	1.00%	Quarterly	JPHQ	6/20/24	11,000,000		242,445	148,496	93,949	BBB+
Nabors Industries Inc.	1.00%	Quarterly	CITI	12/20/23	5,150,000		(793,997)	(677,140)	(116,857)	BB
  |  53

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index
[f]BNP Paribas Bespoke Rodez Index, Mezzanine Tranche 5-7%	2.00%	Quarterly	BNDP	12/20/20	$3,600,000	$5,456	$ —	$5,456	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	2,000,000	46,119	—	46,119	Non-
									Investment Grade
[f]Citibank Bespoke Cambridge Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	2,200,500	(142,754)	(70,075)	(72,679)	Non-
									Investment Grade
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	4,200,000	53,831	—	53,831	Non-
									Investment Grade
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	2,800,000	45,346	—	45,346	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	5,000,000	(791,375)	(621,211)	(170,164)	Non-
									Investment Grade
[f]Citibank Bespoke Sydney Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	798,913	(142,411)	(113,317)	(29,094)	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	1,711,500	(71,271)	(66,902)	(4,369)	Non-
									Investment Grade
  |  54

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Verona Index, Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	$4,000,000	$4,750	$ —	$4,750	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	2,900,000	10,536	—	10,536	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	2,900,000	55,907	—	55,907	Non-
									Investment Grade
Total OTC Swap Contracts						$(3,981,970)	$(3,506,745)	$(475,225)
Total Credit Default Swap Contracts						$(274,645)	$(960,947)	$686,302

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BZWS	$500,000
CITI	1,670,000
JPHQ	610,000
Total collateral	$2,780,000

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The fund enters contracts to sell protection to create a long credit position.
[f]Represents acustom index comprised of a basket of underlying instruments.

  |  55

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
At July 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Fixed 2.393%	Semi-Annual			7,916,500	USD
Pay Fixed 0.50%	Annual	JPHQ	4/09/20	7,100,000	EUR	$46,885
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			1,743,000	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	1,500,000	EUR	85,800
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			4,704,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	4,200,000	EUR	57,257
Total Cross Currency Swap Contracts						$189,942

At July 31, 2019, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity	8/31/24	$25,200,000	$38,223
Total Inflation Index Swap Contracts				$38,223

At July 31, 2019, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Euribor 3 Month	3-month EUR LIBOR	Quarterly	JPHQ	12/20/19	8,500,000	EUR	$43,837
Markit iboxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	CITI	9/20/19	5,050,000		105,548
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	CITI	9/20/19	7,000,000		190,500
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	9/20/19	4,300,000		89,873
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	9/20/19	8,600,000		133,733
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	9/20/19	6,000,000		426,355
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	12/20/19	1,300,000		14,437
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	MSCO	12/20/19	1,700,000		29,678
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	3/20/20	1,600,000		23,803
  |  56

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Total Return Swap Contracts (continued)
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Long[a] (continued)
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	2,600,000	$49,099
Total Total Return Swap Contracts						$1,106,863

*In U.S. dollars unless otherwise indicated.
[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 114.
  |  57

Franklin Investors Securities Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Managed Income Fund
		Country	Shares	Value
	Common Stocks 36.5%
	Communication Services 2.7%
	AT&T Inc.	United States	1,000,000	$34,050,000
	Verizon Communications Inc.	United States	850,000	46,979,500
	Vodafone Group PLC	United Kingdom	10,000,000	18,232,469
				99,261,969
	Consumer Discretionary 1.5%
	Daimler AG	Germany	500,000	25,944,658
	Ford Motor Co.	United States	3,000,000	28,590,000
				54,534,658
	Consumer Staples 3.7%
	The Coca-Cola Co.	United States	650,200	34,220,026
	Nestle SA	Switzerland	500,000	52,470,000
	PepsiCo Inc.	United States	187,200	23,926,032
	Philip Morris International Inc.	United States	300,000	25,083,000
				135,699,058
	Energy 4.0%
[a]	Chevron Corp.	United States	400,000	49,244,000
	Exxon Mobil Corp.	United States	550,000	40,898,000
	Occidental Petroleum Corp.	United States	450,000	23,112,000
	Royal Dutch Shell PLC, A, ADR	United Kingdom	545,000	34,275,050
				147,529,050
	Financials 5.9%
	Bank of America Corp.	United States	1,496,715	45,919,216
	Barclays PLC	United Kingdom	5,000,000	9,359,204
	JPMorgan Chase & Co.	United States	500,000	58,000,000
	Morgan Stanley	United States	625,000	27,850,000
	The Toronto-Dominion Bank	Canada	415,000	24,252,600
	Wells Fargo & Co.	United States	1,100,000	53,251,000
				218,632,020
	Health Care 6.3%
	AbbVie Inc.	United States	500,000	33,310,000
	AstraZeneca PLC, ADR	United Kingdom	1,100,000	47,751,000
	Bristol-Myers Squibb Co.	United States	1,000,000	44,410,000
	CVS Health Corp.	United States	700,000	39,109,000
	Johnson & Johnson	United States	200,000	26,044,000
	Pfizer Inc.	United States	1,150,000	44,666,000
				235,290,000
	Industrials 5.6%
	3M Co.	United States	200,000	34,944,000
	FedEx Corp.	United States	200,000	34,106,000
	General Dynamics Corp.	United States	150,000	27,891,000
[a]	General Electric Co.	United States	2,438,104	25,478,187
	Northrop Grumman Corp.	United States	105,000	36,284,850
	Raytheon Co.	United States	260,000	47,395,400
				206,099,437
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  58

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Information Technology 3.9%
[a]	Analog Devices Inc.	United States	350,000	$41,111,000
	Intel Corp.	United States	685,000	34,626,750
	International Business Machines Corp.	United States	124,972	18,525,849
	NVIDIA Corp.	United States	165,000	27,838,800
	Texas Instruments Inc.	United States	197,000	24,626,970
				146,729,369
	Materials 0.9%
	BASF SE	Germany	400,000	26,790,577
	Dow Inc.	United States	183,333	8,880,650
				35,671,227
	Real Estate 0.7%
	Host Hotels & Resorts Inc.	United States	1,500,000	26,085,000
	Utilities 1.3%
	Dominion Energy Inc.	United States	528,200	39,239,978
	Sempra Energy	United States	59,000	7,990,370
				47,230,348
	Total Common Stocks (Cost $1,131,050,714)			1,352,762,136
	Equity-Linked Securities 11.2%
	Communication Services 2.0%
[b]	Goldman Sachs International into Alphabet Inc., 7.00%, A, 144A	United States	15,000	17,532,758
[b]	Royal Bank of Canada into Comcast Corp., 7.50%, A, 144A	United States	1,485,000	57,648,851
				75,181,609
	Consumer Discretionary 1.0%
[b]	Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 9.00%, 144A	United States	20,000	37,565,836
	Financials 0.9%
[b]	Barclays Bank PLC into The Charles Schwab Corp., 6.00%, 144A	United States	755,000	33,317,421
	Information Technology 7.3%
[b]	Barclays Bank PLC into Broadcom Inc., 10.00%, 144A	United States	130,000	37,919,175
[b]	Citigroup Global Markets Holdings Inc. into Cisco Systems Inc., 7.00%, 144A	United States	743,000	41,737,757
[b]	JPMorgan Chase Bank NA into Apple Inc., 7.00%, 144A	United States	320,000	66,579,250
[b]	Merrill Lynch International & Co. C.V. into Microsoft Corp., 6.00%, 144A	United States	340,000	45,640,427
[b]	Royal Bank of Canada into Intel Corp., 8.00%, 144A	United States	800,000	39,032,200
[b]	Wells Fargo Bank National Assn. into Texas Instruments Inc., 7.50%, 144A	United States	300,000	37,192,231
				268,101,040
	Total Equity-Linked Securities (Cost $396,767,825)			414,165,906
	Convertible Preferred Stocks (Cost $10,227,000) 0.3%
	Utilities 0.3%
	Sempra Energy, 6.00%, cvt. pfd., A	United States	100,000	11,116,000
	Preferred Stocks (Cost $15,000,000) 0.4%
	Financials 0.4%
	JPMorgan Chase & Co., 6.00%, pfd., EE, 6/01/67	United States	600,000	16,686,000
  |  59

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Units	Value
	Index-Linked Notes (Cost $33,147,500) 0.9%
	Financials 0.9%
[b,c]	Morgan Stanley Finance LLC, senior note, 144A, 7.07%, 10/03/19	United States	250,000	$33,837,500
			Principal Amount*
	Convertible Bonds (Cost $3,456,629) 0.1%
	Energy 0.1%
	Chesapeake Energy Corp., cvt., senior note, 5.50%, 9/15/26	United States	$5,000,000	3,578,893
	Corporate Bonds 35.2%
	Communication Services 2.2%
[b]	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.125%, 5/01/27	United States	15,000,000	15,506,250
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	12,000,000	12,174,240
[b]	Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25	United States	15,000,000	15,618,750
	Sprint Corp., senior note, 7.625%, 2/15/25	United States	10,000,000	11,100,300
[b]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	25,000,000	26,312,500
				80,712,040
	Consumer Discretionary 2.5%
	Dollar General Corp., senior bond, 3.875%, 4/15/27	United States	10,000,000	10,543,680
	Dollar Tree Inc., senior note, 4.00%, 5/15/25	United States	15,000,000	15,647,757
	Ford Motor Credit Co. LLC, senior note, 5.113%, 5/03/29	United States	25,000,000	25,477,734
	Las Vegas Sands Corp., senior bond, 3.90%, 8/08/29	United States	10,000,000	10,144,552
	NIKE Inc., senior bond, 2.375%, 11/01/26	United States	20,000,000	20,007,862
[b]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	10,000,000	10,512,500
				92,334,085
	Consumer Staples 4.0%
	Anheuser-Busch Cos. LLC/InBev Worldwide Inc., senior bond, 4.90%, 2/01/46	Belgium	10,000,000	11,389,841
	BAT Capital Corp., senior note, 3.557%, 8/15/27	United Kingdom	15,000,000	14,966,414
	The Clorox Co., senior bond, 3.10%, 10/01/27	United States	15,000,000	15,535,283
	Costco Wholesale Corp., senior note, 2.75%, 5/18/24	United States	15,000,000	15,379,877
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	15,000,000	14,759,687
	The Procter & Gamble Co., senior note, 2.70%, 2/02/26	United States	25,000,000	25,691,413
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	15,000,000	15,920,541
	Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,100,000	12,803,267
	Walmart Inc., senior bond, 3.25%, 7/08/29	United States	20,000,000	21,289,153
				147,735,476
	Energy 1.5%
	Chesapeake Energy Corp., senior note, 8.00%, 1/15/25	United States	7,500,000	6,450,000
	Nabors Industries Inc., senior note, 5.50%, 1/15/23	United States	25,000,000	23,500,000
	The Williams Cos. Inc.,
	senior note, 3.60%, 3/15/22	United States	15,000,000	15,375,852
	senior note, 4.55%, 6/24/24	United States	10,000,000	10,733,004
				56,058,856
  |  60

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Financials 8.5%
	Bank of America Corp.,
	senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	$15,000,000	$15,446,408
	sub. bond, 4.183%, 11/25/27	United States	10,000,000	10,633,903
	Barclays PLC, senior note, 3.65%, 3/16/25	United Kingdom	15,000,000	15,090,975
[d]	BB&T Corp., junior sub. bond, 4.80% to 9/01/24, FRN thereafter, Perpetual	United States	25,000,000	24,843,750
	BBVA USA, sub. note, 3.875%, 4/10/25	United States	15,000,000	15,486,775
	Capital One Financial Corp.,
	senior bond, 3.80%, 1/31/28	United States	20,000,000	20,718,295
	senior note, 3.75%, 3/09/27	United States	10,000,000	10,400,875
	sub. note, 3.75%, 7/28/26	United States	10,000,000	10,256,043
	Citigroup Inc.,
	[d] junior sub. bond, P, 5.95% to 5/15/25, FRN thereafter, Perpetual	United States	10,000,000	10,671,050
	sub. bond, 4.125%, 7/25/28	United States	20,000,000	21,172,876
	The Goldman Sachs Group Inc., senior note, 3.50%, 11/16/26	United States	15,000,000	15,403,400
	HSBC Holdings PLC, senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	20,000,000	21,232,200
[d]	JPMorgan Chase & Co., junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	15,000,000	15,033,750
[b]	Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,499,531
	Morgan Stanley,
	senior note, 3.125%, 1/23/23	United States	20,000,000	20,395,249
	senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	16,101,214
	Navient Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	15,843,750
[d]	PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter, Perpetual	United States	12,000,000	12,191,760
	Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter, 9/15/48	United States	20,000,000	21,743,600
[d]	Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	15,000,000	16,437,825
				316,603,229
	Health Care 7.2%
	Anthem Inc., senior bond, 3.65%, 12/01/27	United States	10,000,000	10,368,659
[b]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	6,300,000	6,463,485
	senior note, 144A, 5.875%, 5/15/23	United States	3,429,000	3,466,548
	senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	10,000,000	10,437,500
[b]	Bayer U.S. Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	15,000,000	15,769,945
	Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,342,995
[b]	Bristol-Myers Squibb Co.,
	senior bond, 144A, 3.40%, 7/26/29	United States	10,000,000	10,457,679
	senior bond, 144A, 4.25%, 10/26/49	United States	10,000,000	10,959,833
	CHS/Community Health Systems Inc.,
	[b] senior secured note, 144A, 8.00%, 3/15/26	United States	10,000,000	9,612,500
	senior secured note, first lien, 6.25%, 3/31/23	United States	25,000,000	24,031,250
[b]	Cigna Corp., senior secured note, 144A, 3.75%, 7/15/23	United States	20,000,000	20,793,802
	CVS Health Corp.,
	senior bond, 5.05%, 3/25/48	United States	15,000,000	16,328,198
	senior note, 3.875%, 7/20/25	United States	15,000,000	15,679,606
  |  61

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care (continued)
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	$9,700,000	$10,617,520
	Express Scripts Holding Co., senior bond, 3.40%, 3/01/27	United States	15,000,000	15,288,571
	HCA Inc., senior note, 5.375%, 9/01/26	United States	25,000,000	27,125,000
	Mylan Inc., senior bond, 4.55%, 4/15/28	United States	19,000,000	20,046,776
	Mylan NV, senior note, 3.95%, 6/15/26	United States	10,000,000	10,234,550
	Tenet Healthcare Corp., senior secured note, first lien, 4.625%, 7/15/24	United States	20,000,000	20,450,000
				268,474,417
	Industrials 2.3%
[b]	Air Canada 2013-1A Pass Through Trust, first lien, 144A, 4.125%, 11/15/26	Canada	5,163,768	5,453,197
[b]	Ashtead Capital Inc., second lien, 144A, 4.125%, 8/15/25	United Kingdom	21,000,000	21,308,438
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	15,000,000	15,212,700
	Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	20,000,000	21,351,031
[b]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	2,600,000	2,733,250
	United Rentals North America Inc., senior note, 4.625%, 10/15/25	United States	20,000,000	20,350,000
				86,408,616
	Information Technology 2.3%
[b]	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	20,000,000	16,875,000
[b]	Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	18,000,000	18,539,877
	Fiserv Inc., senior bond, 4.20%, 10/01/28	United States	20,000,000	21,862,546
	Microchip Technology Inc., senior secured note, 4.333%, 6/01/23	United States	15,000,000	15,603,335
	Xilinx Inc., senior note, 2.95%, 6/01/24	United States	11,000,000	11,156,573
				84,037,331
	Materials 1.2%
	DuPont de Nemours Inc., senior note, 4.493%, 11/15/25	United States	20,000,000	21,871,181
[b]	Syngenta Finance NV, senior note, 144A, 5.182%, 4/24/28	Switzerland	20,000,000	20,935,960
				42,807,141
	Real Estate 2.1%
	American Tower Corp., senior bond, 3.375%, 10/15/26	United States	15,000,000	15,377,316
	HCP Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	23,029,390
	Healthcare Trust of America Holdings LP, senior note, 3.375%, 7/15/21	United States	10,000,000	10,134,879
	Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,840,188
	Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	15,904,079
				77,285,852
	Utilities 1.4%
	Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	20,000,000	20,465,564
[b,d]	EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	10,000,000	10,270,850
[b]	Vistra Operations Co. LLC, senior secured bond, first lien, 144A, 4.30%, 7/15/29	United States	20,000,000	20,143,188
				50,879,602
	Total Corporate Bonds (Cost $1,239,703,460)			1,303,336,645
  |  62

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Principal Amount*	Value
	U.S. Government and Agency Securities 6.9%
	U.S. Treasury Note,
	2.25%, 3/31/20	United States	$50,000,000	$50,042,969
	2.75%, 9/30/20	United States	100,000,000	100,851,562
	2.75%, 9/15/21	United States	50,000,000	50,927,735
	2.875%, 10/31/23	United States	50,000,000	52,113,281
	Total U.S. Government and Agency Securities (Cost $249,686,560)			253,935,547
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $12,330,388) 0.2%
	Puts - Exchange-Traded
	SPDR S&P 500 ETF Trust, December Strike Price $290, Expires 12/20/19	10,000	1,000,000	8,130,000
	Total Investments before Short Term Investments (Cost $3,091,370,076)			3,397,548,627
		Country	Principal Amount*
	Short Term Investments 7.8%

	U.S. Government and Agency Securities (Cost $74,895,705) 2.0%
	U.S. Treasury Note, 1.75%, 9/30/19	United States	$75,000,000	74,950,675
	Total Investments before Money Market Funds (Cost $3,166,265,781)			3,472,499,302
			Shares

	Money Market Funds (Cost $213,624,571) 5.8%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	213,624,571	213,624,571
	Total Investments (Cost $3,379,890,352) 99.5%			3,686,123,873
	Options Written (0.1)%			(3,110,000)
	Other Assets, less Liabilities 0.6%			19,813,649
	Net Assets 100.0%			$3,702,827,522
		Number of Contracts	Notional Amount*
	Options Written (0.1)%
	Calls - Exchange-Traded
	Analog Devices Inc., September Strike Price $120, Expires 9/20/19	3,500	350,000	(1,330,000)
	Chevron Corp., September Strike Price $130, Expires 9/20/19	4,000	400,000	(272,000)
	General Electric Co., August Strike Price $11, Expires 8/16/19	24,300	2,430,000	(243,000)
				(1,845,000)
  |  63

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
	Number of Contracts	Notional Amount*	Value
Options Written (continued)
Puts - Exchange-Traded
The Boeing Co., August Strike Price $325, Expires 8/16/19	1,000	100,000	$(230,000)
SPDR S&P 500 ETF Trust, December Strike Price $250, Expires 12/20/19	5,000	500,000	(1,035,000)
			(1,265,000)
Total Options Written (Premiums received $4,990,046)			$(3,110,000)

See Abbreviations on page 114.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]A portion or all of the security is held in connection with written option contracts open at period end.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $727,673,989, representing 19.7% of net assets.
[c]Security pays a fixed 2.00% coupon rate and a variable coupon based on the distribution of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta. The coupon rate shown represents the combined rate at period end. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Cash payment at maturity or upon early redemption is based on the performance of the Morgan Stanley Custom Enhanced SPX B DT Index 20 Delta.
[d]Perpetual security with no stated maturity date.
[e]See Note 7 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
  |  64

Franklin Investors Securities Trust
Statement of Investments, July 31, 2019 (unaudited)
Franklin Real Return Fund
		Country	Shares	Value
	Common Stocks 11.2%
	Energy 6.2%
	Anadarko Petroleum Corp.	United States	23,700	$1,745,742
	Canadian Natural Resources Ltd.	Canada	33,700	851,936
	Chevron Corp.	United States	13,700	1,686,607
	Exxon Mobil Corp.	United States	15,277	1,135,998
	Halliburton Co.	United States	33,300	765,900
	Noble Energy Inc.	United States	27,400	604,992
	Occidental Petroleum Corp.	United States	18,200	934,752
	Pioneer Natural Resources Co.	United States	4,700	648,788
	Royal Dutch Shell PLC, A, ADR	United Kingdom	19,800	1,245,222
	Schlumberger Ltd.	United States	20,850	833,374
				10,453,311
	Materials 5.0%
	BHP Group PLC, ADR	United Kingdom	32,700	1,561,098
	Corteva Inc.	United States	8,866	261,547
	Dow Inc.	United States	8,866	429,469
	DuPont de Nemours Inc.	United States	8,866	639,771
	Freeport-McMoRan Inc.	United States	53,046	586,689
	Newmont Goldcorp Corp.	United States	33,324	1,216,992
	Nucor Corp.	United States	21,000	1,141,980
	Nutrien Ltd.	Canada	19,624	1,075,591
	Rio Tinto PLC, ADR	Australia	27,700	1,581,116
				8,494,253
	Total Common Stocks (Cost $19,324,555)			18,947,564
	Management Investment Companies 12.2%
	Diversified Financials 12.2%
[a]	Franklin Pelagos Commodities Strategy Fund, Class R6	United States	969,029	5,329,659
	iShares Global Infrastructure ETF	United States	95,000	4,298,750
	SPDR Dow Jones REIT ETF	United States	109,700	11,007,298
	Total Management Investment Companies (Cost $15,723,281)			20,635,707
			Principal Amount
	U.S. Government and Agency Securities 72.2%
[b]	U.S. Treasury Note,
	Index Linked, 1.375%, 1/15/20	United States	$12,552,315	12,505,244
	Index Linked, 0.125%, 4/15/20	United States	10,388,164	10,269,945
	Index Linked, 1.25%, 7/15/20	United States	9,393,551	9,431,284
	Index Linked, 0.125%, 4/15/21	United States	12,533,232	12,385,598
	Index Linked, 0.625%, 7/15/21	United States	7,157,875	7,183,634
	Index Linked, 0.125%, 1/15/22	United States	7,014,662	6,953,045
	Index Linked, 0.125%, 4/15/22	United States	22,112,098	21,893,563
	Index Linked, 0.125%, 7/15/22	United States	6,903,985	6,869,986
	Index Linked, 0.125%, 1/15/23	United States	6,989,233	6,938,771
	Index Linked, 0.625%, 1/15/24	United States	8,231,062	8,360,982
	Index Linked, 0.125%, 7/15/24	United States	8,627,629	8,606,647
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  65

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Real Return Fund (continued)
		Country	Principal Amount	Value
	U.S. Government and Agency Securities (continued)
[b]	U.S. Treasury Note, (continued)
	Index Linked, 0.25%, 1/15/25	United States	$10,487,143	$10,485,689
	Total U.S. Government and Agency Securities (Cost $121,819,187)			121,884,388
	Total Investments before Short Term Investments (Cost $156,867,023)			161,467,659
	Short Term Investments (Cost $7,525,772) 4.5%
	Repurchase Agreements 4.5%
[c]	Joint Repurchase Agreement, 2.53%, 8/01/19 (Maturity Value $7,526,300) BNP Paribas Securities Corp. (Maturity Value $6,322,317) Deutsche Bank Securities Inc. (Maturity Value $951,099) HSBC Securities (USA) Inc. (Maturity Value $252,884) Collateralized by U.S. Government Agency Securities, 2.50% - 4.575%, 6/12/26 - 2/20/69; and U.S. Treasury Notes, 1.25% - 3.125%, 2/29/20 - 5/15/21 (valued at $7,678,103)	United States	7,525,772	7,525,772
	Total Investments (Cost $164,392,795) 100.1%			168,993,431
	Other Assets, less Liabilities (0.1)%			(177,277)
	Net Assets 100.0%			$168,816,154

See Abbreviations on page 114.
[a]See Note 7 regarding investments in affiliated management investment companies.
[b]Principal amount of security is adjusted for inflation.
[c]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2019, all repurchase agreements had been entered into on that date.
  |  66

Franklin Investors Securities Trust
Consolidated Statement of Investments, July 31, 2019 (unaudited)
Franklin Total Return Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.0%†
	Commercial & Professional Services 0.0%†
[a]	Remington Outdoor Co. Inc.	United States	52,019	$110,540
	Consumer Services 0.0%†
[a,b,c]	Turtle Bay Resort	United States	1,550,567	34,113
	Energy 0.0%†
[a]	Halcon Resources Corp.	United States	229,059	25,884
[a]	Halcon Resources Corp., wts., 9/09/20	United States	20,425	408
[a]	Riviera Resources Inc.	United States	12,605	143,823
[a]	Roan Resources Inc.	United States	13,179	15,815
				185,930
	Materials 0.0%†
[a,c,d]	Appvion Operations Inc.	United States	13,033	149,013
[a]	Verso Corp., A	United States	6,954	112,515
[a]	Verso Corp., wts., 7/25/23	United States	732	1,391
				262,919
	Retailing 0.0%†
[a,c,d]	K2016470219 South Africa Ltd., A	South Africa	28,762,824	20,017
[a,c,d]	K2016470219 South Africa Ltd., B	South Africa	2,862,311	1,992
				22,009
	Total Common Stocks and Other Equity Interests (Cost $7,358,890)			615,511

	Management Investment Companies 6.4%
	Diversified Financials 6.4%
[e]	Franklin Floating Rate Income Fund	United States	1,889,310	16,266,961
[e]	Franklin Liberty Investment Grade Corporate ETF	United States	8,555,000	214,811,772
[e]	Franklin Liberty Senior Loan ETF	United States	914,900	22,765,731
	Invesco Senior Loan ETF	United States	1,610,000	36,740,200
	Total Management Investment Companies (Cost $287,711,229)			290,584,664
	Preferred Stocks (Cost $2,325,000) 0.1%
	Diversified Financials 0.1%
[f]	Citigroup Capital XIII, 8.137%, pfd., 10/30/40	United States	93,000	2,529,600
			Principal Amount*
	Corporate Bonds 20.9%
	Automobiles & Components 0.1%
	Aptiv Corp., senior bond, 4.15%, 3/15/24	United States	5,100,000	5,360,094
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  67

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Banks 2.9%
[g]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	5,000,000		$4,653,425
[h]	Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.125%, 11/26/63	Italy	20,000,000	EUR	23,478,380
	Bank of America Corp.,
	senior bond, 3.875%, 8/01/25	United States	5,600,000		5,975,273
	senior note, 3.50%, 4/19/26	United States	20,400,000		21,332,441
	Barclays PLC,
	senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23	United Kingdom	7,200,000		7,428,708
	sub. note, 4.375%, 9/11/24	United Kingdom	500,000		509,453
	HSBC Holdings PLC,
	senior note, 3.60%, 5/25/23	United Kingdom	10,900,000		11,310,875
	senior note, 4.30%, 3/08/26	United Kingdom	1,600,000		1,714,928
[g]	Intesa Sanpaolo SpA, senior note, 144A, 6.50%, 2/24/21	Italy	1,000,000		1,050,565
	PHH Corp., senior note, 7.375%, 9/01/19	United States	5,400,000		5,402,160
	Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	11,500,000		11,483,952
[g]	Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	3,000,000		3,063,915
	SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		6,116,428
[h]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	3,100,000	EUR	3,422,604
	Wells Fargo & Co., sub. bond, 4.65%, 11/04/44	United States	10,000,000		11,317,857
[g]	Westpac Banking Corp., senior secured note, 144A, 2.25%, 11/09/21	Australia	10,800,000		10,809,666
					129,070,630
	Capital Goods 0.8%
[g]	Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		11,935,511
[g]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	6,100,000		6,061,875
	CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	3,400,000		3,487,244
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	4,600,000		4,665,228
[g]	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	5,000,000		5,162,500
[i]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	183,113		141,913
[g]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	6,400,000		6,064,000
					37,518,271
	Commercial & Professional Services 0.2%
	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	6,000,000		6,405,000
[g]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	5,000,000		4,237,500
					10,642,500
	Consumer Durables & Apparel 0.1%
[g]	Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	1,900,000		1,995,000
  |  68

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Services 0.4%
[g]	Ascend Learning LLC, senior note, 144A, 6,875%, 8/01/25	United States	1,300,000	$1,352,000
[g]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	4,000,000	4,225,000
[g]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.25%, 5/15/27	United States	11,100,000	11,391,375
				16,968,375
	Diversified Financials 1.9%
[g]	Bayer US Finance LLC, senior note, 144A, 3.00%, 10/08/21	Germany	3,600,000	3,625,461
	Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000	6,134,541
	Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	9,700,000	9,903,527
[g]	FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	4,000,000	4,150,120
	GE Capital International Funding Co., senior bond, 3.373%, 11/15/25	United States	17,000,000	17,325,823
	The Goldman Sachs Group Inc.,
	senior note, 3.75%, 5/22/25	United States	7,700,000	8,053,581
	senior note, 3.75%, 2/25/26	United States	21,300,000	22,313,993
	Navient Corp., senior bond, 8.00%, 3/25/20	United States	5,000,000	5,168,750
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	6,400,000	6,912,000
				83,587,796
	Energy 1.3%
[g]	Aker BP ASA, senior note, 144A, 4.75%, 6/15/24	Norway	3,400,000	3,502,000
[g]	California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	4,000,000	2,800,000
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	1,600,000	1,764,160
	Cheniere Energy Partners LP, senior secured note, first lien, 5.25%, 10/01/25	United States	4,000,000	4,160,080
	Enable Midstream Partners LP,
	senior bond, 5.00%, 5/15/44	United States	1,200,000	1,143,278
	senior note, 3.90%, 5/15/24	United States	3,600,000	3,685,893
	Energy Transfer Operating LP, senior bond, 5.15%, 2/01/43	United States	6,000,000	6,119,367
[g]	Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000	10,058,300
[g]	Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	3,800,000	4,020,295
	MPLX LP, senior bond, 4.00%, 2/15/25	United States	4,600,000	4,813,913
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	3,000,000	2,900,640
	Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	3,000,000	195,000
	Sunoco Logistics Partners Operations LP, senior note, 4.25%, 4/01/24	United States	6,100,000	6,412,920
	Valaris PLC, senior bond, 5.75%, 10/01/44	United States	3,700,000	2,136,750
[j]	Weatherford International Ltd.,
	senior note, 7.75%, 6/15/21	United States	1,600,000	744,000
	senior note, 8.25%, 6/15/23	United States	2,000,000	965,000
[g]	Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	4,000,000	4,081,304
				59,502,900
  |  69

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*		Value
	Corporate Bonds (continued)
	Food & Staples Retailing 0.5%
[g]	Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	6,000,000		$6,270,000
	The Kroger Co., senior note, 4.00%, 2/01/24	United States	15,400,000		16,285,449
					22,555,449
	Food, Beverage & Tobacco 0.6%
	Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	12,000,000		11,640,529
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	5,100,000		5,018,293
	Reynolds American Inc.,
	senior bond, 5.70%, 8/15/35	United Kingdom	9,300,000		10,453,036
	senior bond, 5.85%, 8/15/45	United Kingdom	300,000		329,991
					27,441,849
	Health Care Equipment & Services 0.7%
[g]	Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	5,600,000		5,929,000
	CHS/Community Health Systems Inc., senior secured note, first lien, 6.25%, 3/31/23	United States	4,000,000		3,845,000
[g]	Cigna Corp., senior secured note, 144A, 4.125%, 11/15/25	United States	5,900,000		6,271,247
	CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	1,800,000		1,912,180
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	1,700,000		1,860,803
	HCA Inc., senior note, 5.375%, 9/01/26	United States	5,000,000		5,425,000
[g]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	6,200,000		6,169,000
					31,412,230
	Insurance 1.1%
	Aflac Inc., senior note, 0.932%, 1/25/27	United States	1,400,000,000	JPY	13,114,266
[g]	Liberty Mutual Group Inc., senior bond, 144A, 4.569%, 2/01/29	United States	12,000,000		13,249,129
[g]	Teachers Insurance & Annuity Assn. of America, sub. bond, 144A, 4.90%, 9/15/44	United States	20,400,000		24,129,277
					50,492,672
	Materials 1.4%
[g]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	5,000,000		5,187,500
[g]	Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	4,000,000		4,094,940
	The Chemours Co., senior note, 5.375%, 5/15/27	United States	3,100,000		2,743,500
[g]	First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	4,100,000		4,074,375
[g]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 5.125%, 3/15/23	Australia	900,000		939,375
	senior note, 144A, 5.125%, 5/15/24	Australia	3,100,000		3,239,500
	Freeport-McMoRan Inc., senior bond, 3.875%, 3/15/23	United States	4,900,000		4,923,030
[g]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	4,000,000		3,805,000
[g]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	1,800,000		1,566,000
[g]	Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	1,300,000		887,250
[g]	Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	5,000,000		5,193,750
[g]	OI European Group BV, senior note, 144A, 4.00%, 3/15/23	United States	5,500,000		5,555,000
[g]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	2,300,000		2,076,440
	Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,904,280
  |  70

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials (continued)
[g]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	senior note, 144A, 7.00%, 7/15/24	United States	2,800,000	$2,896,250
	senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	1,600,000	1,632,000
[g]	SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	4,200,000	4,596,522
[g]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	4,500,000	4,477,275
				63,791,987
	Media & Entertainment 1.0%
[g]	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 144A, 5.375%, 5/01/25	United States	3,200,000	3,312,000
	senior bond, 144A, 5.00%, 2/01/28	United States	1,500,000	1,543,200
[g]	CSC Holdings LLC,
	senior bond, 144A, 5.375%, 2/01/28	United States	3,000,000	3,135,000
	senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	4,000,000	4,190,000
[g,k]	Diamond Sports Group LLC/Diamond Sports Finance Co., senior secured note, 144A, 5.375%, 8/15/26	United States	6,200,000	6,316,250
[g]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	5,000,000	5,206,250
[g]	Nexstar Escrow Corp., senior note, 144A, 5.625%, 7/15/27	United States	4,900,000	5,089,875
[g]	Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	13,200,000	13,606,494
				42,399,069
	Pharmaceuticals, Biotechnology & Life Sciences 1.1%
[g]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	4,400,000	4,719,044
[g]	Bausch Health Cos. Inc., senior bond, 144A, 6.125%, 4/15/25	United States	4,800,000	4,924,560
[g]	Bayer U.S. Finance II LLC, senior bond, 144A, 4.375%, 12/15/28	Germany	3,900,000	4,101,436
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	18,200,000	20,679,553
	PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	13,200,000	13,819,792
				48,244,385
	Real Estate 0.6%
	American Tower Corp.,
	senior bond, 4.40%, 2/15/26	United States	9,400,000	10,160,403
	senior bond, 3.375%, 10/15/26	United States	6,500,000	6,663,504
	National Retail Properties Inc., senior bond, 4.30%, 10/15/28	United States	9,700,000	10,567,075
				27,390,982
	Retailing 0.8%
	Alibaba Group Holding Ltd., senior bond, 4.50%, 11/28/34	China	7,800,000	8,724,339
	Dollar Tree Inc., senior note, 4.00%, 5/15/25	United States	13,100,000	13,665,708
[c,d,i]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	2,279,634	2,842
[c,d,i]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	541,623	5,306
[g]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	5,100,000	4,921,500
[g]	PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	9,500,000	8,906,250
				36,225,945
  |  71

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Semiconductors & Semiconductor Equipment 0.6%
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000	$22,434,280
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	5,000,000	5,279,000
				27,713,280
	Software & Services 0.3%
	Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	9,300,000	9,875,679
[g]	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	5,000,000	5,105,267
				14,980,946
	Technology Hardware & Equipment 0.5%
[g]	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	5,000,000	4,218,750
	Juniper Networks Inc.,
	senior bond, 4.50%, 3/15/24	United States	4,500,000	4,837,073
	senior bond, 4.35%, 6/15/25	United States	9,300,000	9,908,632
[g]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	4,000,000	4,145,000
				23,109,455
	Telecommunication Services 0.3%
	Telefonica Emisiones SA, senior note, 4.103%, 3/08/27	Spain	7,600,000	8,083,854
	Verizon Communications Inc., senior bond, 4.812%, 3/15/39	United States	6,265,000	7,210,078
				15,293,932
	Transportation 1.0%
	Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	14,337	14,817
[g]	DAE Funding LLC, senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	9,900,000	10,444,500
[g]	DP World PLC, senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	3,700,000	4,719,257
[g]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	7,400,000	9,513,810
[g]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	4,500,000	4,485,645
[h]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	8,000,000	8,506,720
[g]	Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 4.125%, 2/02/26	Australia	8,200,000	8,597,946
	Union Pacific Railroad Co. 2005 Pass Through Trust, 2005-1, 5.082%, 1/02/29	United States	115,805	124,519
				46,407,214
	Utilities 2.7%
	Calpine Corp., senior bond, 5.75%, 1/15/25	United States	5,000,000	5,018,750
	Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	989,232
	Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	15,400,000	15,758,484
[g,l]	EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	24,000,000	24,650,040
[g]	EDP Finance BV, senior note, 144A, 3.625%, 7/15/24	Portugal	6,600,000	6,879,510
[g]	Enogex LLC, senior bond, 144A, 6.25%, 3/15/20	United States	5,000,000	5,097,469
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	9,000,000	9,652,274
[g]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	6,700,000	7,032,186
	PacifiCorp., secured bond, 6.10%, 8/01/36	United States	10,200,000	13,465,068
  |  72

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities (continued)
	The Southern Co., senior bond, 3.25%, 7/01/26	United States	7,950,000	$8,120,983
[g]	State Grid Overseas Investment 2016 Ltd.,
	senior note, 144A, 3.50%, 5/04/27	China	10,700,000	11,135,650
	senior note, 144A, 4.25%, 5/02/28	China	6,700,000	7,379,179
[g]	Talen Energy Supply LLC,
	senior note, 144A, 10.50%, 1/15/26	United States	1,500,000	1,413,750
	senior secured note, 144A, 7.25%, 5/15/27	United States	5,500,000	5,442,910
	Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	520,000	706,451
				122,741,936
	Total Corporate Bonds (Cost $919,930,927)			944,846,897
[m]	Senior Floating Rate Interests 4.0%
	Automobiles & Components 0.2%
	Adient US LLC,
	Initial Term Loans, 6.815%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	775,000	747,150
	Initial Term Loans, 6.889%, (6-month USD LIBOR + 4.25%), 5/06/24	United States	2,325,000	2,241,451
	Allison Transmission Inc., Initial Term Loans, 4.261%, (1-month USD LIBOR + 2.00%), 3/29/26	United States	3,796,179	3,823,280
	Thor Industries Inc., Initial USD Term Loans, 6.188%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	2,817,250	2,790,839
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	1,123,107	1,121,703
				10,724,423
	Capital Goods 0.1%
	Altra Industrial Motion Corp., Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	593,326	590,602
	Doncasters U.S. Finance LLC, Second Lien Term Loans, 10.58%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	464,417	138,993
	Harsco Corp., Term Loan B-2, 4.50%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	129,294	129,670
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.766%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	133,931	132,257
	RBS Global Inc. (Rexnord), Term B Loan, 4.234%, (1-month USD LIBOR + 2.00%), 8/21/24	United States	3,000,000	3,015,936
				4,007,458
	Commercial & Professional Services 0.3%
	Prime Security Services Borrower LLC, Term B-1 Loans, 4.984%, (1-month USD LIBOR + 2.75%), 5/02/22	United States	5,612,597	5,615,403
	United Rentals North America Inc., Initial Term Loans, 3.984%, (1-month USD LIBOR + 1.75%), 10/31/25	United States	6,573,504	6,594,046
				12,209,449
  |  73

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
[m]	Senior Floating Rate Interests (continued)
	Consumer Services 0.3%
	Aristocrat Technologies Inc., Term B-3 Loans, 4.028%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	695,429	$696,559
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.24%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	4,987,983	4,985,913
	Eldorado Resorts Inc., Initial Term Loan, 4.563% - 4.688%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	3,318,231	3,316,847
	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 4.016%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	2,500,000	2,511,720
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 4.05%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	2,992,424	2,996,150
[n,o]	NASCAR Holdings Inc., Term Loan B, TBD, 9/26/26	United States	367,194	369,183
				14,876,372
	Diversified Financials 0.2%
	Asurion LLC, Second Lien Replacement B-2 Term Loans, 8.734%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	25,054	25,524
	FinCo I LLC (Fortress Investment Group), 2018 Replacement Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 12/27/22	United States	4,184,462	4,206,037
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 5.484%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	3,291,517	3,272,318
	Trans Union LLC, 2017 Replacement Term A-2 Loans, 3.734%, (1-month USD LIBOR + 1.50%), 8/09/22	United States	2,589,644	2,588,025
				10,091,904
	Energy 0.3%
[n]	Centurion Pipeline Co. LLC, Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	1,216,942	1,220,238
	Fieldwood Energy LLC, Closing Date Loans, 7.506%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	7,406,688	6,851,186
	Foresight Energy LLC, Term Loans, 8.272%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	1,723,878	1,292,909
	Utex Industries Inc.,
	First Lien Initial Term Loan, 6.234%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	361,596	337,489
	Second Lien Initial Term Loan, 9.484%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	37,581	34,246
	Wolverine Fuels Holding LLC,
	First Lien Initial Term Loan, 8.272%, (3-month USD LIBOR + 5.75%), 8/14/20	United States	2,129,658	2,096,825
	Second Lien Initial Term Loan, 13.272%, (3-month USD LIBOR + 10.75%), 2/16/21	United States	817,655	774,728
				12,607,621
	Food & Staples Retailing 0.1%
	Aramark Corp.,
	U.S. Term B-2 Loan, 4.08%, (3-month USD LIBOR + 1.75%), 3/28/24	United States	3,614,485	3,623,521
	U.S. Term B-3 Loan, 4.08%, (3-month USD LIBOR + 1.75%), 3/11/25	United States	1,834,185	1,837,991
  |  74

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
[m]	Senior Floating Rate Interests (continued)
	Food & Staples Retailing (continued)
[n,o]	Whatabrands LLC (Whataburger), Term Loan B, TBD, 8/02/26	United States	231,469	$232,424
				5,693,936
	Food, Beverage & Tobacco 0.2%
	CSM Bakery Supplies LLC, Second Lien Term Loan, 10.04%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	412,156	383,648
	JBS USA Lux SA, New Term Loans, 4.734%, (1-month USD LIBOR + 2.50%), 5/01/26	United States	4,299,148	4,310,343
	Post Holdings Inc., Series A Incremental Term Loans, 4.27%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	1,771,793	1,773,851
				6,467,842
	Health Care Equipment & Services 0.2%
	HCA Inc., Term Loan B11, 4.08%, (3-month USD LIBOR + 1.75%), 3/18/23	United States	1,802,556	1,808,414
	IQVIA Inc.,
	Term B-2 Dollar Loans, 4.33%, (3-month USD LIBOR + 2.00%), 1/20/25	United States	1,010,951	1,014,742
	Term B-3 Dollar Loans, 4.008%, (2-month USD LIBOR + 1.75%), 6/11/25	United States	2,896,058	2,898,470
	National Mentor Holdings Inc.,
	Initial Term C Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	116,959	117,745
	Initial Term Loans, 6.49%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	1,878,333	1,890,954
				7,730,325
	Household & Personal Products 0.0%†
[c]	FGI Operating Co. LLC (Freedom Group),
	[i] Term Loan, PIK, 12.518%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	565,988	545,710
	Term Loan FILO, 10.018% - 10.022%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	1,127,443	1,124,688
				1,670,398
	Materials 0.3%
	Appvion Operations, Inc.,
	Term Loan, 8.32%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	18,334	18,242
	Term Loan, 8.22%, (6-month USD LIBOR + 6.00%), 6/15/26	United States	277,082	275,696
	Ashland LLC, Term B Loan, 3.984% - 4.019%, (1-month USD LIBOR + 1.75%), 5/17/24	United States	6,067,136	6,067,136
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.08%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	946,655	943,328
	Chemours Co., Tranche B-2 US$ Term Loan, 3.99%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,529,534	1,455,907
	Crown Americas LLC, Dollar Term B Loan, 4.369%, (1-month USD LIBOR + 2.00%), 4/03/25	United States	1,068,270	1,074,798
  |  75

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
[m]	Senior Floating Rate Interests (continued)
	Materials (continued)
	Oxbow Carbon LLC,
	Second Lien Term Loan, 9.734%, (1-month USD LIBOR + 7.50%), 1/04/24	United States	127,682	$128,001
	Tranche A Term Loan, 4.734%, (1-month USD LIBOR + 2.50%), 1/04/22	United States	1,870,000	1,860,650
	Tranche B Term Loan, 5.984%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	3,320,750	3,341,505
				15,165,263
	Media & Entertainment 0.5%
	Charter Communications Operating LLC, Term B Loan, 4.33%, (3-month USD LIBOR + 2.00%), 4/30/25	United States	2,992,405	3,001,083
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.575%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	1,074,581	1,066,960
[n,o]	Diamond Sports Group LLC, Term Loan, TBD, 9/30/26	United States	1,137,784	1,141,795
	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.234%, (1-month USD LIBOR + 2.00%), 2/15/24	United States	4,842,982	4,863,419
	Gray Television Inc., Term C Loan, 4.832%, (3-month USD LIBOR + 2.50%), 1/02/26	United States	544,364	546,501
	Lions Gate Capital Holdings LLC, Term A Loan, 3.984%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	1,649,088	1,636,036
	Live Nation Entertainment Inc., Term B-3 Loans, 4.00%, (1-month USD LIBOR + 1.75%), 10/31/23	United States	6,416,313	6,424,333
	Mediacom Illinois LLC, Tranche N Term Loan, 4.10%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	2,128,689	2,136,646
[n,o]	Nexstar Broadcasting Inc., Term B-4 Loan, TBD, 7/31/26	United States	733,548	733,776
	Sinclair Television Group Inc., Tranche B Term Loans, 4.49%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	997,442	998,066
				22,548,615
	Pharmaceuticals, Biotechnology & Life Sciences 0.3%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	2,978,176	2,707,907
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.599%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	2,391,788	2,400,571
	Horizon Pharma Inc., Sixth Amendment Refinanced Term Loans, 4.938%, (1-month USD LIBOR + 2.50%), 5/22/26	United States	3,179,283	3,185,244
	Syneos Health Inc., Initial Term B Loans, 4.234%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	2,765,651	2,766,011
	Valeant Pharmaceuticals International,
	First Incremental Term Loan, 5.129%, (1-month USD LIBOR + 2.75%), 11/27/25	United States	2,812,500	2,814,609
	Initial Term Loans, 5.379%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	320,849	321,751
				14,196,093
  |  76

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
[m]	Senior Floating Rate Interests (continued)
	Retailing 0.2%
[i]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 8.83% - 9.022%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	111,699	$100,739
	First Lien Term Loan, PIK, 9.151%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	135,661	122,349
	Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	3,129,095	1,932,216
	General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.99%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	1,646,911	1,579,387
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.734%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	2,883,543	2,840,890
	Jo-Ann Stores, Inc.,
	Initial Loans, 7.261%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	37,767	32,731
	Initial Loans, 7.259%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	996,501	863,634
	PETCO Animal Supplies Stores Inc., Second Amendment Term Loans, 5.506%, (3-month USD LIBOR + 3.25%), 1/26/23	United States	74,392	58,026
[n]	PetSmart Inc., Amended Loan, 6.38%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	20,772	20,429
	Wand NewCo. 3 Inc., First Lien Term Loan, 5.86%, (1-month USD LIBOR + 3.50%), 2/05/26	United States	320,776	323,182
				7,873,583
	Semiconductors & Semiconductor Equipment 0.1%
	MKS Instruments Inc.,
	Tranche B-4 Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 4/29/23	United States	87,741	87,950
	Tranche B-5 Term Loans, 4.484%, (1-month USD LIBOR + 2.25%), 2/01/26	United States	598,452	600,415
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.984%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	1,245,405	1,243,589
				1,931,954
	Software & Services 0.1%
	Carbonite Inc., Initial Term Loan, 6.006%, (3-month USD LIBOR + 3.75%), 3/26/26	United States	1,077,778	1,080,023
	LegalZoom.com Inc., 2018 Term Loans, 6.734%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	307,594	309,032
	TIBCO Software Inc., Term B-2 Loans, 6.39%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	3,300,000	3,309,883
				4,698,938
	Technology Hardware & Equipment 0.1%
	CommScope Inc., Initial Term Loans, 5.484%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	4,138,027	4,150,288
  |  77

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*		Value
[m]	Senior Floating Rate Interests (continued)
	Telecommunication Services 0.1%
	Global Tel*Link Corp.,
	[n] First Lien Term Loan, 6.484%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	1,055,284		$1,005,685
	Second Lien Term Loan, 10.484%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	127,673		123,843
	Securus Technologies Holdings Inc., Second Lien Initial Loan, 10.58%, (3-month USD LIBOR + 8.25%), 11/01/25	United States	416,510		377,636
[n]	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 4.234%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	2,992,347		2,995,776
					4,502,940
	Transportation 0.3%
	Air Canada, Term Loan, 4.241%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	40,879		41,049
	Allegiant Travel Co., Class B Term Loans, 7.065%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	465,417		466,871
	American Airlines Inc., 2018 Replacement Term Loans, 4.061%, (3-month USD LIBOR + 1.75%), 6/27/25	United States	6,385,500		6,271,762
	Hertz Corp., Tranche B-1 Term Loan, 4.99%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	3,829,146		3,821,966
	International Seaways Operating Corp., Initial Term Loans, 8.24%, (3-month USD LIBOR + 6.00%), 6/22/22	United States	46,457		46,457
	Navios Maritime Midstream Partners LP, Initial Term Loan, 6.89%, (3-month USD LIBOR + 4.50%), 6/18/20	Marshall Islands	1,670,574		1,645,516
	Navios Maritime Partners LP, Initial Term Loan, 7.44%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	1,997,030		1,989,541
					14,283,162
	Utilities 0.1%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 5.49%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	1,339,985		1,336,635
	Term B Advance, 5.58%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	3,404,423		3,395,912
					4,732,547
	Total Senior Floating Rate Interests (Cost $182,805,125)				180,163,111
	Foreign Government and Agency Securities 5.8%
[g]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	16,700,000		17,869,501
[h]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	16,500,000	EUR	18,106,353
[g]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	437,700,000	DOP	8,694,747
	The Export-Import Bank of Korea, senior note, 2.25%, 1/21/20	South Korea	18,800,000		18,790,506
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	27,300,000,000	COP	10,625,176
	senior bond, 5.00%, 6/15/45	Colombia	13,000,000		14,457,495
  |  78

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[g]	Government of Gabon, 144A, 6.375%, 12/12/24	Gabon	17,900,000		$17,813,185
[g]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	18,000,000		17,940,240
[g]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	8,200,000		9,513,722
	Government of Mexico, senior note, 4.15%, 3/28/27	Mexico	17,200,000		17,952,758
	Government of Peru, 6.55%, 3/14/37	Peru	5,700,000		8,109,818
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	259,300,000	ZAR	15,286,022
[g,h]	Government of Spain, senior bond, 144A, Reg S, 1.45%, 4/30/29	Spain	19,700,000	EUR	24,334,688
[g]	Government of Ukraine,
	144A, 7.75%, 9/01/20	Ukraine	292,000		301,527
	144A, 7.75%, 9/01/21	Ukraine	229,000		240,215
	144A, 7.75%, 9/01/22	Ukraine	229,000		243,524
	144A, 7.75%, 9/01/23	Ukraine	229,000		245,626
	144A, 7.75%, 9/01/24	Ukraine	229,000		244,938
	144A, 7.75%, 9/01/25	Ukraine	229,000		242,829
	144A, 7.75%, 9/01/26	Ukraine	229,000		241,881
	144A, 7.75%, 9/01/27	Ukraine	229,000		242,099
	[a,p] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	474,000		404,839
	senior bond, 144A, 7.375%, 9/25/32	Ukraine	18,200,000		18,525,598
[q]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	498,156,499	UYU	15,487,321
[h]	Italy Treasury Bond, Reg S, 3.00%, 8/01/29	Italy	20,300,000	EUR	25,503,859
	Total Foreign Government and Agency Securities (Cost $259,186,895)				261,418,467
	U.S. Government and Agency Securities 15.5%
	U.S. Treasury Bond,
	3.50%, 2/15/39	United States	5,000,000		5,936,133
	3.125%, 11/15/41	United States	12,000,000		13,425,234
	2.875%, 5/15/43	United States	35,100,000		37,539,861
	3.00%, 11/15/44	United States	13,000,000		14,190,566
	2.50%, 2/15/46	United States	50,000,000		49,725,586
	2.50%, 5/15/46	United States	60,000,000		59,649,610
	2.25%, 8/15/46	United States	58,500,000		55,237,939
	2.75%, 11/15/47	United States	19,500,000		20,339,033
	3.125%, 5/15/48	United States	10,500,000		11,771,690
	3.00%, 8/15/48	United States	17,000,000		18,630,606
	2.875%, 5/15/49	United States	7,000,000		7,499,434
	U.S. Treasury Note,
	2.125%, 6/30/21	United States	47,500,000		47,712,451
	2.00%, 8/31/21	United States	60,000,000		60,147,656
	2.375%, 8/15/24	United States	40,500,000		41,533,066
	2.625%, 12/31/25	United States	77,000,000		80,356,719
	2.00%, 11/15/26	United States	62,500,000		62,805,176
	[q] Index Linked, 0.125%, 7/15/24	United States	65,246,449		65,087,766
	[q] Index Linked, 0.375%, 7/15/25	United States	45,352,793		45,829,993
	Total U.S. Government and Agency Securities (Cost $670,853,389)				697,418,519
  |  79

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 29.2%
	Banks 0.4%
[r]	Commercial Mortgage Trust,
	[s] 2006-GG7, AJ, FRN, 5.821%, 7/10/38	United States	3,599,000	$3,335,036
	2006-GG7, AM, FRN, 5.821%, 7/10/38	United States	1,028,974	1,035,981
[g,r]	CSMC, 2009-15R, 3A1, 144A, FRN, 4.978%, 3/26/36	United States	601,786	606,050
[t]	CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 3.016%, (1-month USD LIBOR + 0.75%), 3/25/34	United States	784,311	790,474
[g,t]	DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 3.025%, (1-month USD LIBOR + 0.70%), 6/15/34	United States	9,840,000	9,849,045
[t]	FNMA, 2005-122, FN, FRN, 2.616%, (1-month USD LIBOR + 0.35%), 1/25/36	United States	380,188	378,389
[r]	GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	United States	1,687,435	1,542,855
[t]	Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 3.006%, (1-month USD LIBOR + 0.74%), 3/25/28	United States	644,785	641,720
[t]	Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 3.001%, (1-month USD LIBOR + 0.735%), 1/25/35	United States	221,520	223,527
[c]	Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	10,542	10,542
				18,413,619
	Diversified Financials 28.8%
[t]	American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 4.044%, (6-month USD LIBOR + 1.50%), 10/25/34	United States	891,532	891,918
[t]	Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-R4, M1, FRN, 3.091%, (1-month USD LIBOR + 0.825%), 6/25/34	United States	2,270,488	2,289,876
[g,r]	AMMC CLO 15 Ltd.,
	2014-15A, ARR, 144A, FRN, 3.563%, 1/15/32	United States	3,000,000	2,994,990
	2014-15A, BRR, 144A, FRN, 4.103%, 1/15/32	United States	922,984	918,461
[g,t]	AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.676%, (3-month USD LIBOR + 2.10%), 11/02/30	United States	1,000,000	971,880
[g,t]	AMMC CLO XI Ltd.,
	2012-11A, BR2, 144A, FRN, 3.866%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	5,050,000	4,955,969
	2012-11A, CR2, 144A, FRN, 4.166%, (3-month USD LIBOR + 1.90%), 4/30/31	United States	3,750,000	3,600,675
	2012-11A, DR2, 144A, FRN, 5.116%, (3-month USD LIBOR + 2.85%), 4/30/31	United States	1,750,000	1,645,280
[g,t]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	12,900,000	12,530,157
[g,t]	Ares CLO Ltd., 2018-48A, D, 144A, FRN, 4.978%, (3-month USD LIBOR + 2.70%), 7/20/30	United States	2,000,000	1,899,680
[g,r]	ARES LII CLO Ltd.,
	2019-52A, A2, 144A, FRN, 3.928%, 4/22/31	United States	1,382,114	1,379,364
	2019-52A, B, 144A, FRN, 4.128%, 4/22/31	United States	6,000,000	6,007,500
	2019-52A, C, 144A, FRN, 4.958%, 4/22/31	United States	2,500,000	2,497,450
	2019-52A, D, 144A, FRN, 6.228%, 4/22/31	United States	3,194,444	3,186,170
  |  80

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[t]	Argent Securities Inc. Asset-Backed Pass-Through Certificates, 2005-W2, A2C, FRN, 2.626%, (1-month USD LIBOR + 0.36%), 10/25/35	United States	1,823,344	$1,831,551
[g,t]	Atrium IX, 9A, AR, 144A, FRN, 3.761%, (3-month USD LIBOR + 1.24%), 5/28/30	United States	4,500,000	4,497,840
[g,r]	Atrium XII, 2012A, CR, 144A, FRN, 3.108%, 4/22/27	United States	11,600,000	11,582,484
[g,t]	Atrium XIII,
	2013A, B, 144A, FRN, 3.759%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	2,700,000	2,683,125
	2013A, C, 144A, FRN, 4.059%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	3,753,500	3,626,369
	2013A, D, 144A, FRN, 4.959%, (3-month USD LIBOR + 2.70%), 11/21/30	United States	5,500,000	5,226,760
[g,r]	Atrium XIV LLC, 14A, A2A, 144A, FRN, 3.772%, 8/23/30	United States	7,400,000	7,335,398
[g,r]	Atrium XV,
	15A, A1, 144A, FRN, 3.429%, 1/23/31	United States	3,150,000	3,143,133
	15A, D, 144A, FRN, 5.259%, 1/23/31	United States	583,333	565,856
[g,t]	Bain Capital Credit CLO,
	2018-1A, A1, 144A, FRN, 3.219%, (3-month USD LIBOR + 0.96%), 4/23/31	United States	12,000,000	11,871,360
	2018-1A, A2, 144A, FRN, 3.409%, (3-month USD LIBOR + 1.15%), 4/23/31	United States	5,100,000	5,059,863
[g,r]	BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 4.428%, 10/20/30	United States	5,100,000	5,040,075
[t]	Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 3.146%, (1-month USD LIBOR + 0.88%), 11/25/34	United States	54,064	54,134
[g,t]	Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.866%, (1-month USD LIBOR + 1.60%), 4/25/28	Bermuda	9,850,000	9,879,944
[g]	Betony CLO 2 Ltd.,
	[r] 2018-1A, A1, 144A, FRN, 3.346%, 4/30/31	United States	10,300,000	10,207,918
	[t] 2018-1A, C, 144A, FRN, 5.166%, (3-month USD LIBOR + 2.90%), 4/30/31	United States	5,000,000	4,807,100
[g,r]	BlueMountain CLO Ltd.,
	2012-2A, AR2, 144A, FRN, 3.57%, 11/20/28	United States	1,291,071	1,290,258
	2014-2A, A2R2, 144A, FRN, 3.678%, 10/20/30	United States	5,775,775	5,679,666
	2014-2A, CR2, 144A, FRN, 4.478%, 10/20/30	United States	3,600,000	3,503,232
	2018-3A, B, 144A, FRN, 4.046%, 10/25/30	United States	2,000,000	1,997,120
	2018-3A, C, 144A, FRN, 4.476%, 10/25/30	United States	1,071,430	1,050,226
[g,r]	BlueMountain CLO XXII Ltd., 2018-1A, B, 144A, FRN, 3.966%, 7/30/30	United States	272,725	272,231
[g,t]	BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, B, 144A, FRN, 4.428%, (3-month USD LIBOR + 2.15%), 10/20/30	United States	4,010,000	3,962,361
[g,t]	BlueMountain Fuji U.S. CLO III Ltd.,
	2017-3A, C, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	2,300,000	2,202,940
	2017-3A, D, 144A, FRN, 4.703%, (3-month USD LIBOR + 2.40%), 1/15/30	United States	1,600,000	1,494,560
  |  81

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g]	BRAVO Residential Funding Trust, 2019-1, A1C, 144A, 3.50%, 3/25/58	United States	10,024,326		$10,168,989
[g,r]	Burnham Park CLO Ltd., 2016-1A, BR, 144A, FRN, 3.778%, 10/20/29	United States	1,488,189		1,471,983
[g,r]	Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 4.403%, 10/15/31	United States	1,452,380		1,421,836
[g,k,u]	Carlyle Euro CLO DAC, 2019-2A, A1A, 144A, FRN, 8/15/32	Ireland	10,400,000	EUR	11,552,416
[g,t]	Carlyle Global Market Strategies CLO Ltd.,
	2014-1A, A1R2, 144A, FRN, 3.273%, (3-month USD LIBOR + 0.97%), 4/17/31	United States	725,000		718,207
	2014-1A, A2R2, 144A, FRN, 3.433%, (3-month USD LIBOR + 1.13%), 4/17/31	United States	6,300,000		6,131,412
	2014-4RA, C, 144A, FRN, 5.203%, (3-month USD LIBOR + 2.90%), 7/15/30	United States	2,950,000		2,744,592
[g,r]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.503%, 10/15/31	United States	10,000,000		9,917,400
[g,t]	Carlyle U.S. CLO Ltd.,
	2017-1A, A1A, 144A, FRN, 3.578%, (3-month USD LIBOR + 1.30%), 4/20/31	United States	18,160,000		18,174,165
	2017-2A, A1B, 144A, FRN, 3.498%, (3-month USD LIBOR + 1.22%), 7/20/31	United States	10,650,000		10,628,913
	2017-2A, B, 144A, FRN, 4.678%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	8,829,000		8,764,725
	2017-3A, B, 144A, FRN, 4.628%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	1,000,000		987,560
	2017-4A, C, 144A, FRN, 5.103%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	545,000		523,947
	2017-5A, A2, 144A, FRN, 3.678%, (3-month USD LIBOR + 1.40%), 1/20/30	United States	2,000,000		1,953,160
	2017-5A, B, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 1/20/30	United States	7,000,000		6,743,030
[g,t]	Catamaran CLO Ltd.,
	2014-2A, BR, 144A, FRN, 5.25%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	6,401,000		6,403,496
	2015-1A, C2R, 144A, FRN, 4.228%, (3-month USD LIBOR + 1.95%), 4/22/27	United States	7,600,000		7,505,760
[g,r]	CIM Trust,
	2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	11,601,848		12,042,319
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	14,029,252		14,358,072
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	22,895,743		23,728,269
[g,r]	Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	United States	777,551		769,619
[g,r]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.878%, 10/20/28	United States	2,571,428		2,554,019
[g,r]	Columbia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 3.876%, 10/25/28	United States	769,230		763,422
[g,r]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2018-14, PT, 144A, FRN, 9.811%, 9/16/41	United States	4,941,772		4,915,414
	2018-29, PT, 144A, FRN, 28.216%, 12/15/43	United States	2,045,142		1,722,043
	2019-26, PT, 144A, FRN, 21.457%, 8/15/44	United States	7,896,683		7,671,716
  |  82

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,r]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I, (continued)
	2019-S1, PT, 144A, FRN, 16.69%, 4/15/44	United States	6,850,611	$6,331,154
	2019-S2, PT, 144A, FRN, 15.136%, 5/16/44	United States	5,120,365	4,812,560
	2019-S3, PT, 144A, FRN, 13.369%, 6/15/44	United States	5,968,022	5,615,017
	2019-S4, PT, 144A, FRN, 14.291%, 8/15/44	United States	6,707,868	6,269,192
[g,t]	Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 3.423%, (3-month USD LIBOR + 1.12%), 4/17/30	United States	6,000,000	5,949,360
	Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 9/25/19	United States	121,809	110,096
	Dryden 41 Senior Loan Fund,
	[g,t] 2015-41A, AR, 144A, FRN, 3.273%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	22,025,000	21,768,409
	[h,r] 2015-41X, AR, Reg S, FRN, 3.273%, 4/15/31	United States	4,700,000	4,645,245
[g,t]	Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 5.233%, (3-month USD LIBOR + 2.93%), 7/15/30	United States	800,000	763,072
[g,r]	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, FRN, 4.503%, 10/15/30	United States	1,250,000	1,229,688
[g,t]	Dryden 49 Senior Loan Fund,
	2017-49A, A, 144A, FRN, 3.51%, (3-month USD LIBOR + 1.21%), 7/18/30	United States	7,030,000	7,028,172
	2017-49A, C, 144A, FRN, 4.65%, (3-month USD LIBOR + 2.35%), 7/18/30	United States	5,320,000	5,283,026
[g,t]	Dryden 50 Senior Loan Fund,
	2017-50A, A1, 144A, FRN, 3.523%, (3-month USD LIBOR + 1.22%), 7/15/30	United States	5,660,000	5,649,303
	2017-50A, C, 144A, FRN, 4.553%, (3-month USD LIBOR + 2.25%), 7/15/30	United States	2,600,000	2,600,754
[g,t]	Dryden 55 CLO Ltd.,
	2018-55A, A1, 144A, FRN, 3.323%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	23,362,000	23,162,722
	2018-55A, D, 144A, FRN, 5.153%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	2,000,000	1,901,600
[g,t]	Dryden 64 CLO Ltd.,
	2018-64A, A, 144A, FRN, 3.27%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	1,200,000	1,189,812
	2018-64A, D, 144A, FRN, 4.95%, (3-month USD LIBOR + 2.65%), 4/18/31	United States	4,000,000	3,825,160
  |  83

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,r]	Dryden 70 CLO Ltd., 2018-70A, B, 144A, FRN, 4.022%, 1/16/32	United States	1,121,158	$1,109,722
[g,r]	Eleven Madison Trust 2015-11MD Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	United States	3,255,000	3,450,071
[g,t]	Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.928%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	5,400,000	5,375,700
	FHLMC Structured Agency Credit Risk Debt Notes,
	[t] 2014-DN1, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	1,754,052	1,783,952
	[t] 2014-DN3, M3, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	15,161,527	16,226,740
	[t] 2014-DN4, M3, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	8,764,476	9,414,804
	[t] 2014-HQ1, M3, FRN, 6.366%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	2,846,394	3,046,447
	[t] 2015-DN1, M3, FRN, 6.416%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	10,726,382	11,219,251
	[t] 2015-DNA2, M3, FRN, 6.166%, (1-month USD LIBOR + 3.90%), 12/25/27	United States	25,057,000	26,321,742
	[t] 2015-DNA3, M2, FRN, 5.116%, (1-month USD LIBOR + 2.85%), 4/25/28	United States	10,388,647	10,557,023
	[t] 2015-DNA3, M3, FRN, 6.966%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	3,330,000	3,717,709
	[t] 2015-HQ1, M3, FRN, 6.066%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	24,924,665	25,825,076
	[t] 2015-HQ2, M3, FRN, 5.516%, (1-month USD LIBOR + 3.25%), 5/25/25	United States	4,580,000	4,897,636
	[t] 2015-HQA1, M2, FRN, 4.916%, (1-month USD LIBOR + 2.65%), 3/25/28	United States	7,367,617	7,422,525
	[t] 2015-HQA2, M2, FRN, 5.066%, (1-month USD LIBOR + 2.80%), 5/25/28	United States	1,197,768	1,213,185
	[t] 2016-DNA1, M2, FRN, 5.304%, (1-month USD LIBOR + 2.90%), 7/25/28	United States	3,303,650	3,336,925
	[t] 2016-DNA1, M3, FRN, 7.954%, (1-month USD LIBOR + 5.55%), 7/25/28	United States	29,600,000	33,330,908
	[t] 2016-DNA2, M2, FRN, 4.466%, (1-month USD LIBOR + 2.20%), 10/25/28	United States	5,364,221	5,377,035
	[t] 2016-DNA2, M3, FRN, 6.916%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	19,985,000	21,622,833
	[t] 2016-HQA1, M2, FRN, 5.016%, (1-month USD LIBOR + 2.75%), 9/25/28	United States	5,511,493	5,558,753
	[t] 2016-HQA2, M2, FRN, 4.516%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	11,100,735	11,204,784
	[t] 2016-HQA2, M3, FRN, 7.416%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	11,120,000	12,320,272
	[t] 2016-HQA3, M2, FRN, 3.616%, (1-month USD LIBOR + 1.35%), 3/25/29	United States	1,969,997	1,979,987
	[r] 2017-DNA1, M2, FRN, 5.516%, 7/25/29	United States	5,450,000	5,766,922
	[t] 2017-DNA3, M2, FRN, 4.766%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	13,500,000	13,826,373
  |  84

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,t]	Flagship CLO VIII Ltd.,
	2014-8A, ARR, 144A, FRN, 3.172%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	4,721,200	$4,713,929
	2014-8A, DR, 144A, FRN, 5.372%, (3-month USD LIBOR + 3.05%), 1/16/26	United States	5,500,000	5,315,365
	FNMA Connecticut Avenue Securities,
	[t] 2013-C01, M2, FRN, 7.516%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	5,601,381	6,235,975
	[t] 2014-C02, 1M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	23,018,723	24,015,594
	[t] 2014-C02, 2M2, FRN, 4.866%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	8,384,662	8,720,342
	[t] 2014-C03, 1M2, FRN, 5.266%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	27,617,658	29,229,932
	[t] 2014-C03, 2M2, FRN, 5.166%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	3,050,784	3,201,892
	[t] 2014-C04, 1M1, FRN, 7.166%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	21,218,859	23,523,010
	[t] 2014-C04, 2M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	3,809,604	4,151,544
	[t] 2015-C01, 1M2, FRN, 6.566%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	3,144,105	3,380,374
	[t] 2015-C01, 2M2, FRN, 6.816%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	12,887,071	13,533,775
	[t] 2015-C02, 1M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	14,974,290	15,922,793
	[t] 2015-C02, 2M2, FRN, 6.266%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	4,235,557	4,417,378
	[t] 2015-C03, 1M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	10,577,150	11,544,849
	[t] 2015-C03, 2M2, FRN, 7.266%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	4,355,870	4,647,906
	[r] 2016-C02, 1M2, FRN, 8.266%, 9/25/28	United States	20,523,575	22,644,042
	[r] 2016-C04, 1M2, FRN, 6.516%, 1/25/29	United States	11,100,000	11,852,132
	[t] 2017-C01, 1B1, FRN, 8.016%, (1-month USD LIBOR + 5.75%), 7/25/29	United States	5,375,000	6,428,681
	[t] 2017-C01, 1M2, FRN, 5.816%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	7,760,000	8,202,956
	[r] 2017-C03, 1M2, FRN, 5.266%, 10/25/29	United States	1,525,000	1,595,696
[g,r]	FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 3.992%, 12/25/50	United States	17,900,000	18,705,668
[g,r]	Galaxy XXVI CLO Ltd., 2018-26A, D, 144A, FRN, 5.573%, 11/22/31	United States	586,957	570,499
[g,t]	Galaxy XXVII CLO Ltd.,
	2018-27A, A, 144A, FRN, 3.545%, (3-month USD LIBOR + 1.02%), 5/16/31	United States	1,000,000	988,310
	2018-27A, C, 144A, FRN, 4.325%, (3-month USD LIBOR + 1.80%), 5/16/31	United States	4,000,000	3,854,280
	2018-27A, C, 144A, FRN, 5.275%, (3-month USD LIBOR + 2.75%), 5/16/31	United States	750,000	700,628
  |  85

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,t]	Gilbert Park CLO Ltd.,
	2017-1A, B, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 10/15/30	United States	1,000,000	$991,980
	2017-1A, D, 144A, FRN, 5.253%, (3-month USD LIBOR + 2.95%), 10/15/30	United States	2,600,000	2,524,288
[t]	GSAA Home Equity Trust, 2005-5, M3, FRN, 3.211%, (1-month USD LIBOR + 0.945%), 2/25/35	United States	1,287,097	1,310,281
[g,t]	Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 7/21/31	United States	8,500,000	8,308,750
[g,r]	Harbor Park CLO Ltd., 1A, A2, 144A, FRN, 3.678%, 1/20/31	United States	657,895	652,836
[g,t]	HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 4.056%, (3-month USD LIBOR + 1.80%), 4/28/31	United States	14,500,000	14,284,385
[t]	Home Equity Mortgage Trust, 2004-4, M3, FRN, 3.241%, (1-month USD LIBOR + 0.975%), 12/25/34	United States	165,126	165,532
[g,r]	HPS Loan Management Ltd.,
	2013A-18, A2, 144A, FRN, 3.753%, 10/15/30	United States	8,600,000	8,526,384
	2013A-18, C, 144A, FRN, 4.453%, 10/15/30	United States	3,000,000	2,947,590
[g,t]	Invitation Homes Trust, 2017-SFR2, A, 144A, FRN, 3.164%, (1-month USD LIBOR + 0.85%), 12/17/36	United States	9,339,694	9,334,216
[g,t]	LCM 26 Ltd.,
	26A, B, 144A, FRN, 3.678%, (3-month USD LIBOR + 1.40%), 1/20/31	United States	2,000,000	1,956,220
	26A, C, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 1/20/31	United States	9,600,000	9,273,216
	26A, D, 144A, FRN, 4.778%, (3-month USD LIBOR + 2.50%), 1/20/31	United States	600,000	557,346
[g,r]	LCM XVI LP, 2016A, A2R, 144A, FRN, 3.483%, 10/15/31	United States	1,083,333	1,080,029
[g,t]	LCM XVIII LP, 2018A, CR, 144A, FRN, 4.128%, (3-month USD LIBOR + 1.85%), 4/20/31	United States	2,000,000	1,921,160
[g,r]	LCM XXII Ltd.,
	22A, A2R, 144A, FRN, 3.728%, 10/20/28	United States	1,000,000	983,060
	22A, CR, 144A, FRN, 5.078%, 10/20/28	United States	1,000,000	967,500
[g,t]	LCM XXIII Ltd., 23A, A2, 144A, FRN, 4.128%, (3-month USD LIBOR + 1.85%), 10/20/29	United States	2,000,000	2,000,740
[g,t]	LCM XXV Ltd., 25A, C2, 144A, FRN, 4.578%, (3-month USD LIBOR + 2.30%), 7/20/30	United States	443,666	442,566
[g,t]	Long Point Park CLO Ltd.,
	2017-1A, A2, 144A, FRN, 3.678%, (3-month USD LIBOR + 1.375%), 1/17/30	United States	5,800,000	5,674,894
	2017-1A, B, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	2,700,000	2,586,330
	2017-1A, C, 144A, FRN, 4.703%, (3-month USD LIBOR + 2.40%), 1/17/30	United States	3,100,000	2,882,938
  |  86

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,r]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	7,300,000	EUR	$8,099,848
[g,t]	Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.956%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	3,840,000		3,833,395
	2017-23A, C, 144A, FRN, 4.606%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	1,000,000		998,210
[g,r]	Madison Park Funding XXIX Ltd.,
	2018-29A, A2, 144A, FRN, 3.75%, 10/18/30	United States	1,727,273		1,711,710
	2018-29A, C, 144A, FRN, 4.50%, 10/18/30	United States	1,072,581		1,059,356
[g,t]	Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN, 3.408%, (3-month USD LIBOR + 1.13%), 4/20/30	United States	6,837,000		6,739,299
[g,t]	Madison Park Funding XXVIII Ltd., 2018-28A, D, 144A, FRN, 5.003%, (3-month USD LIBOR + 2.70%), 7/15/30	United States	2,000,000		1,903,060
[g,r]	Madison Park Funding XXXI Ltd.,
	2018-31A, B, 144A, FRN, 3.959%, 1/23/31	United States	1,500,000		1,497,675
	2018-31A, C, 144A, FRN, 4.409%, 1/23/31	United States	650,000		637,904
[g,r]	Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 3.42%, 10/18/31	United States	15,000,000		14,931,600
[g,r]	Mill City Mortgage Loan Trust,
	2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	2,304,412		2,339,140
	2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	14,274,000		14,632,611
[g,r]	Neuberger Berman CLO Ltd., 2016-22A, A2R, 144A, FRN, 3.703%, 10/17/30	United States	8,300,000		8,232,521
[g,r]	Neuberger Berman CLO XVIII Ltd., 2014-18A, A1BR, 144A, FRN, 3.678%, 10/21/30	United States	1,700,000		1,675,588
[g,t]	Neuberger Berman CLO XVI-S Ltd.,
	2017-16SA, C, 144A, FRN, 3.903%, (3-month USD LIBOR + 1.60%), 1/15/28	United States	2,350,000		2,280,417
	2017-16SA, D, 144A, FRN, 4.803%, (3-month USD LIBOR + 2.50%), 1/15/28	United States	650,000		637,065
[g,r]	Neuberger Berman CLO XXII Ltd., 2016-22A, CR, 144A, FRN, 4.503%, 10/17/30	United States	3,194,445		3,131,227
[g]	Neuberger Berman Loan Advisers CLO Ltd.,
	[t] 2017-26A, B, 144A, FRN, 3.80%, (3-month USD LIBOR + 1.50%), 10/18/30	United States	5,772,370		5,701,601
	[t] 2018-27A, C, 144A, FRN, 4.003%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	4,900,000		4,704,147
	[r] 2019-32A, C, 144A, FRN, 4.953%, 1/19/32	United States	2,000,000		1,999,440
	[r] 2019-32A, D, 144A, FRN, 6.153%, 1/19/32	United States	1,973,685		1,972,698
[g,t]	Newark BSL CLO 2 Ltd.,
	2017-1A, B, 144A, FRN, 4.626%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,069,687		3,070,761
	2017-1A, C, 144A, FRN, 5.926%, (3-month USD LIBOR + 3.65%), 7/25/30	United States	1,000,000		996,100
  |  87

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,t]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 4.071%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	11,200,000	$11,034,800
[g,t]	Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN, 5.022%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	9,050,000	8,500,484
[g,r]	Octagon Investment Partners 24 Ltd., 2015-1A, BS, 144A, FRN, 4.178%, 4/21/31	United States	6,482,500	6,476,277
[g,r]	Octagon Investment Partners 28 Ltd., 2016-1A, A2R, 144A, FRN, 3.733%, 10/24/30	United States	1,000,000	988,150
[g,t]	Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.678%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	1,707,068	1,706,624
[g,t]	Octagon Investment Partners 33 Ltd.,
	2017-1A, A2, 144A, FRN, 3.778%, (3-month USD LIBOR + 1.50%), 1/20/31	United States	400,000	394,592
	2017-1A, C, 144A, FRN, 5.028%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	2,800,000	2,680,720
[g,t]	Octagon Investment Partners 35 Ltd.,
	2018-1A, A1B, 144A, FRN, 3.378%, (3-month USD LIBOR + 1.10%), 1/20/31	United States	3,325,000	3,249,523
	2018-1A, B, 144A, FRN, 3.978%, (3-month USD LIBOR + 1.70%), 1/20/31	United States	450,000	431,361
[g,t]	Octagon Investment Partners 36 Ltd.,
	2018-1A, A1, 144A, FRN, 3.273%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	18,000,000	17,859,060
	2018-1A, A2, 144A, FRN, 3.503%, (3-month USD LIBOR + 1.20%), 4/15/31	United States	8,500,000	8,289,540
[g,t]	Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN, 5.126%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	2,000,000	1,918,900
[g,r]	Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN, 5.228%, 7/20/30	United States	4,000,000	3,865,240
[g,t]	Octagon Investment Partners XVII Ltd., 2013-1A, CR2, 144A, FRN, 3.976%, (3-month USD LIBOR + 1.70%), 1/25/31	United States	5,250,000	5,020,313
[g,t]	Octagon Investment Partners XXIII Ltd.,
	2015-1A, BR, 144A, FRN, 3.503%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	1,170,000	1,152,485
	2015-1A, CR, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 7/15/27	United States	2,700,000	2,677,725
	2015-1A, DR, 144A, FRN, 4.853%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	1,000,000	990,590
[g,r]	Octagon Loan Funding Ltd., 2014-1A, ARR, 144A, FRN, 3.70%, 11/18/31	United States	1,000,000	997,120
[g,t]	Race Point IX CLO Ltd., 2015-9A, A1AR, 144A, FRN, 3.513%, (3-month USD LIBOR + 1.21%), 10/15/30	United States	5,175,000	5,176,087
[g,r]	Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 3.926%, 7/25/31	United States	3,600,000	3,565,188
[g,t]	Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.666%, (1-month USD LIBOR + 1.40%), 3/25/28	United States	5,546,274	5,561,199
[g,r]	Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 4.503%, 1/15/31	United States	11,000,000	10,839,840
  |  88

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,t]	TCI-Flatiron CLO Ltd.,
	2017-1A, B, 144A, FRN, 4.085%, (3-month USD LIBOR + 1.56%), 11/18/30	United States	3,500,000	$3,436,650
	2017-1A, C, 144A, FRN, 4.375%, (3-month USD LIBOR + 1.85%), 11/18/30	United States	2,800,000	2,700,796
	2017-1A, D, 144A, FRN, 5.275%, (3-month USD LIBOR + 2.75%), 11/18/30	United States	11,800,000	11,197,020
[g,r]	Towd Point Mortgage Trust,
	2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	8,521,327	8,576,671
	2017-1, A2, 144A, FRN, 3.50%, 10/25/56	United States	8,862,000	9,122,117
	2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	3,939,943	3,954,254
	2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	6,641,443	6,659,632
	2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	14,174,515	14,754,247
[g,r]	Upgrade Master Pass-Thru Trust, 2019-PT1, A, 144A, FRN, 12.101%, 6/15/25	United States	3,675,267	3,698,671
[g]	Voya CLO Ltd.,
	[t] 2013-2A, CR, 144A, FRN, 5.026%, (3-month USD LIBOR + 2.75%), 4/25/31	United States	1,650,000	1,555,026
	[t] 2014-1A, BR2, 144A, FRN, 4.20%, (3-month USD LIBOR + 1.90%), 4/18/31	United States	1,000,000	967,870
	[t] 2014-1A, CR2, 144A, FRN, 5.10%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	4,000,000	3,800,120
	[r] 2015-2A, AR, 144A, FRN, 3.229%, 7/23/27	United States	4,840,000	4,835,112
	[r] 2016-3A, CR, 144A, FRN, 5.55%, 10/18/31	United States	2,547,170	2,477,199
	[t] 2017-3A, B, 144A, FRN, 4.628%, (3-month USD LIBOR + 2.35%), 7/20/30	United States	3,091,704	3,072,659
	[r] 2018-2A, A1, 144A, FRN, 3.303%, 7/15/31	United States	6,122,582	6,077,152
	[t] 2018-2A, A2, 144A, FRN, 3.553%, (3-month USD LIBOR + 1.25%), 7/15/31	United States	1,500,000	1,472,205
	[t] 2018-2A, C1, 144A, FRN, 4.153%, (3-month USD LIBOR + 1.85%), 7/15/31	United States	700,000	675,878
	[t] 2018-2A, D, 144A, FRN, 5.053%, (3-month USD LIBOR + 2.75%), 7/15/31	United States	2,000,000	1,905,080
	[r] 2018-4A, B, 144A, FRN, 4.153%, 1/15/32	United States	1,896,104	1,899,555
[g,t]	Webster Park CLO Ltd., 2015-1A, BR, 144A, FRN, 4.078%, (3-month USD LIBOR + 1.80%), 7/20/30	United States	2,000,000	1,926,260
	Wells Fargo Mortgage Backed Securities Trust,
	[r] 2004-W, A9, FRN, 4.863%, 11/25/34	United States	635,969	663,138
	2007-3, 3A1, 5.50%, 4/25/22	United States	61,957	63,195
  |  89

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,t]	West CLO Ltd.,
	2014-1A, A2R, 144A, FRN, 3.65%, (3-month USD LIBOR + 1.35%), 7/18/26	United States	2,860,000	$2,852,364
	2014-1A, BR, 144A, FRN, 4.15%, (3-month USD LIBOR + 1.85%), 7/18/26	United States	5,060,000	5,035,864
				1,300,021,792
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $1,333,612,933)			1,318,435,411
	Mortgage-Backed Securities 22.1%
[v]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 2.345%, (11th District COF +/- MBS Margin), 11/01/27	United States	1,184,169	1,178,732
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.9%
	FHLMC 30 Year, 6.00%, 6/01/37	United States	29,055	33,025
	FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	81,776	90,815
	FHLMC 30 Year, 7.00%, 7/01/31	United States	5,714	5,946
	FHLMC 30 Year, 8.00%, 2/01/30	United States	16,730	19,270
	FHLMC 30 Year, 8.50%, 10/01/24	United States	3,431	3,721
	FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	48,992	49,344
	FHLMC Gold 15 Year, 6.00%, 10/01/21 - 9/01/22	United States	137,534	140,741
	FHLMC Gold 30 Year, 3.50%, 12/01/47	United States	51,964,492	53,604,827
	FHLMC Gold 30 Year, 3.50%, 4/01/48	United States	81,642,935	84,137,021
	FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	22,488,068	23,421,478
	FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	1,445,171	1,559,016
	FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	8,798,751	9,595,847
	FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	677,999	751,019
	FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	935,919	1,062,503
	FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	707,620	808,508
	FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	53,564	60,741
	FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	12,875	15,040
	FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	1,231	1,414
	FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	61	61
				175,360,337
[v]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
	FNMA, 4.023%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/24	United States	7,997	8,242
	FNMA, 4.082%, (6-month USD LIBOR +/- MBS Margin), 10/01/32	United States	141,497	144,110
	FNMA, 2.338% - 4.108%, (11th District COF +/- MBS Margin), 12/01/27 - 9/01/34	United States	2,463,279	2,507,795
	FNMA, 4.381% - 4.768%, (12-month USD LIBOR +/- MBS Margin), 2/01/34 - 3/01/37	United States	934,667	969,698
  |  90

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
[v]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.484% - 5.32%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/25 - 10/01/36	United States	218,597	$228,509
				3,858,354
	Federal National Mortgage Association (FNMA) Fixed Rate 16.2%
	FNMA 15 Year, 5.50%, 12/01/22 - 12/01/23	United States	82,279	84,579
	FNMA 15 Year, 6.00%, 9/01/22	United States	37,808	38,318
	FNMA 30 Year, 3.00%, 9/01/48	United States	75,870,617	77,030,162
	FNMA 30 Year, 3.00%, 11/01/48	United States	92,380,099	93,765,607
	FNMA 30 Year, 3.50%, 11/01/47	United States	88,851,435	91,653,955
	FNMA 30 Year, 3.50%, 4/01/48	United States	48,802,200	50,309,114
[w]	FNMA 30 Year, 3.50%, 7/01/49	United States	54,800,000	56,116,484
	FNMA 30 Year, 4.00%, 10/01/47	United States	60,564,177	63,480,382
[w]	FNMA 30 Year, 4.00%, 8/01/49	United States	139,625,000	144,533,690
[w]	FNMA 30 Year, 4.50%, 7/01/49	United States	132,200,000	138,570,665
	FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	1,584,347	1,724,890
	FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	5,176,036	5,722,214
	FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	6,179,906	6,999,234
	FNMA 30 Year, 6.50%, 8/01/28 - 5/01/37	United States	177,793	199,490
	FNMA 30 Year, 7.00%, 11/01/25	United States	2,927	2,928
	FNMA 30 Year, 7.50%, 1/01/30	United States	9,766	11,427
	FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	56,103	67,117
	FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	54,671	55,733
				730,365,989
[v]	Government National Mortgage Association (GNMA) Adjustable Rate 0.0%†
	GNMA, 4.00% - 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 1/20/23 - 10/20/26	United States	27,464	28,158
	Government National Mortgage Association (GNMA) Fixed Rate 1.9%
	GNMA I SF 30 Year, 6.00%, 1/15/39	United States	146,344	167,878
	GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	20,735	22,842
	GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	26,598	29,918
	GNMA I SF 30 Year, 7.50%, 2/15/22 - 5/15/26	United States	33,584	34,435
	GNMA I SF 30 Year, 9.00%, 9/15/25	United States	43	43
	GNMA II SF 30 Year, 4.50%, 5/20/49	United States	81,915,068	85,778,763
	GNMA II SF 30 Year, 6.00%, 5/20/31	United States	3,439	3,938
	GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	331,220	385,432
	GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	36,526	41,557
				86,464,806
	Total Mortgage-Backed Securities (Cost $982,889,132)			997,256,376
  |  91

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country	Principal Amount*	Value
	Municipal Bonds 1.9%
	California State GO, Various Purpose, 6.00%, 11/01/39	United States	2,385,000	$2,414,264
	Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	1,089,440
	Industry Public Facilities Authority Tax Allocation Revenue, Transportation District, Industrial Redevelopment Project No. 2, Refunding, Series B, AGMC Insured, 4.294%, 1/01/23	United States	10,000,000	10,287,500
	Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000	6,420,154
	Orlando Health Obligated Group, 3.777%, 10/01/28	United States	2,810,000	2,991,925
	Port Authority of New York and New Jersey Revenue,
	Consolidated, One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	4,570,000	5,069,912
	Consolidated, Refunding, One Hundred Ninety-Second Series, 4.81%, 10/15/65	United States	15,000,000	18,869,700
	Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	8,875,000	8,847,998
[j]	Puerto Rico Electric Power Authority Power Revenue, Series A-RSA-1, 6.75%, 7/01/36	United States	12,000,000	9,435,000
	San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.226%, 8/01/27	United States	6,150,000	6,528,102
	University of California Revenue, Limited Project, Refunding, Series J, 4.131%, 5/15/45	United States	10,750,000	11,678,692
	Total Municipal Bonds (Cost $78,973,346)			83,632,687
			Shares/Units
	Escrows and Litigation Trusts 0.0%
[a,c]	Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500	—
[a,c]	NewPage Corp., Litigation Trust	United States	2,500,000	—
[a,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	4,897	—
	Total Escrows and Litigation Trusts (Cost $2,307)			—
	Total Investments before Short Term Investments (Cost $4,725,649,173)			4,776,901,243
			Shares
	Short Term Investments (Cost $59,172,106) 1.3%
	Money Market Funds 1.3%
[e,x]	Institutional Fiduciary Trust Money Market Portfolio, 2.00%	United States	59,172,106	59,172,106
	Total Investments (Cost $4,784,821,279) 107.2%			4,836,073,349
	Other Assets, less Liabilities (7.2)%			(325,841,024)
	Net Assets 100.0%			$4,510,232,325
  |  92

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]The security is owned by FT Holdings Corporation l, a wholly-owned subsidiary of the Fund. See Note 8.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]See Note 7 regarding investments in affiliated management investment companies.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $1,383,042,697, representing 30.7% of net assets.
[h]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At July 31, 2019, the aggregate value of these securities was $107,997,849, representing 2.4% of net assets.
[i]Income may be received in additional securities and/or cash.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]Security purchased on a when-issued basis.
[l]Perpetual security with no stated maturity date.
[m]The coupon rate shown represents the rate at period end.
[n]A portion or all of the security purchased on a delayed delivery basis.
[o]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[p]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[q]Principal amount of security is adjusted for inflation.
[r]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[s]The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
[t]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[u]The coupon rate will be determined at time of issue.
[v]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[w]Security purchased on a to-be-announced (TBA) basis.
[x]The rate shown is the annualized seven-day effective yield at period end.
  |  93

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
At July 31, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
30 Day Federal Funds	Short	2,190	$895,781,657	12/31/19	$1,234,632
Australian 3 Yr. Bond	Long	2,020	159,431,190	9/16/19	801,230
Australian 10 Yr. Bond	Long	565	56,093,671	9/16/19	887,571
Canadian 10 Yr. Bond	Long	1,002	108,046,691	9/19/19	708,560
CME Ultra Long Term U.S. Treasury Bond	Long	23	4,083,938	9/19/19	153,779
Euro-Bund	Short	55	10,654,322	9/06/19	(234,956)
U.S. Treasury 2 Yr. Note	Long	1,641	351,840,656	9/30/19	470,874
U.S. Treasury 5 Yr. Note	Long	1,874	220,297,484	9/30/19	627,229
U.S. Treasury 10 Yr. Note	Long	448	57,085,000	9/19/19	363,933
U.S. Treasury 30 Yr. Bond	Long	1,037	161,350,719	9/19/19	4,631,566
Ultra 10 Yr. U.S. Treasury Note	Short	210	28,947,187	9/19/19	(219,668)
Total Futures Contracts					$9,424,750

*As of period end.

At July 31, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Mexican Peso	JPHQ	Buy	206,500,000	$10,517,470	8/08/19	$246,847	$ —
Canadian Dollar	JPHQ	Sell	24,180,000	18,118,348	9/18/19	—	(220,814)
Euro	DBAB	Sell	2,178,384	2,487,105	9/18/19	66,894	—
Euro	JPHQ	Sell	51,374,138	58,208,260	9/18/19	1,130,986	—
Norwegian Krone	JPHQ	Buy	233,800,000	26,867,347	9/18/19	—	(454,767)
Polish Zloty	JPHQ	Buy	31,600,000	8,313,536	9/18/19	—	(154,788)
Polish Zloty	JPHQ	Sell	31,600,000	8,387,970	9/18/19	229,222	—
Swedish Krona	JPHQ	Buy	69,200,000	7,439,540	9/18/19	—	(252,165)
Swedish Krona	JPHQ	Sell	237,200,000	25,285,235	9/18/19	648,741	—
Chinese Yuan Renminbi	JPHQ	Buy	55,000,000	8,195,146	9/27/19	—	(239,938)
Chinese Yuan Renminbi	JPHQ	Sell	99,900,000	14,449,362	9/27/19	—	(188)
Chinese Yuan Renminbi	JPHQ	Sell	109,800,000	16,343,177	9/27/19	461,689	—
South Korean Won	JPHQ	Sell	14,000,000,000	12,371,863	9/27/19	572,287	—
Australian Dollar	JPHQ	Sell	34,750,000	24,366,302	10/11/19	550,673	—
Brazilian Real	JPHQ	Buy	25,300,000	6,449,968	10/11/19	145,461	—
Brazilian Real	JPHQ	Sell	25,300,000	6,339,263	10/11/19	—	(256,166)
Turkish Lira	JPHQ	Buy	41,600,000	6,399,508	10/18/19	826,733	—
Indonesian Rupiah	DBAB	Buy	139,844,100,000	9,568,532	12/16/19	150,468	—
Indonesian Rupiah	JPHQ	Buy	6,900,000,000	471,086	12/16/19	8,456	—
Japanese Yen	JPHQ	Sell	1,400,000,000	13,147,639	1/09/20	115,208	—
Japanese Yen	JPHQ	Buy	948,000,000	8,867,894	1/29/20	—	(28,571)
  |  94

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	JPHQ	Sell	46,651,418	$52,680,414	1/30/20	$264,607	$ —
Total Forward Exchange Contracts						$5,418,272	$(1,607,397)
Net unrealized appreciation (depreciation)						$3,810,875

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At July 31, 2019, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Traded Index
CDX.NA.HY.32	(5.00)%	Quarterly		9/20/24	$14,850,000		$(1,087,806)	$(1,127,115)	$39,309
Contracts to Sell Protection[d,e]
Traded Index
ITRX.EUR.XOVER.31	1.00%	Quarterly		6/20/24	10,000,000	EUR	1,300,694	1,296,488	4,206	Investment
										Grade
Total Centrally Cleared Swap Contracts							$212,888	$169,373	$43,515
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	6/20/24	$20,750,000		$(4,018,954)	$(3,210,447)	$(808,507)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	10,600,000		(2,862)	89,794	(92,656)
Government of Turkey	(1.00)%	Quarterly	BZWS	12/20/19	3,466,666		6,584	62,986	(56,402)
Nabors Industries Inc.	(1.00)%	Quarterly	CITI	12/20/21	10,225,000		518,413	356,198	162,215
Navient Corp.	(5.00)%	Quarterly	JPHQ	3/20/20	5,000,000		(176,798)	(116,437)	(60,361)
PHH Corp.	(5.00)%	Quarterly	GSCO	9/20/19	5,400,000		(67,029)	1,310	(68,339)
Contracts to Sell Protection[d,e]
Single Name
The Goldman Sachs Group Inc.	1.00%	Quarterly	JPHQ	6/20/24	20,750,000		419,264	139,162	280,102	BBB+
Government of Argentina	5.00%	Quarterly	BZWS	6/20/23	2,150,000		(264,695)	36,751	(301,446)	B
Government of Argentina	5.00%	Quarterly	BZWS	6/20/23	5,500,000		(677,126)	(1,082,574)	405,448	B
Government of Argentina	5.00%	Quarterly	CITI	6/20/23	4,200,000		(517,078)	(84,254)	(432,824)	B
Government of Argentina	5.00%	Quarterly	CITI	12/20/23	4,200,000		(559,748)	(208,812)	(350,936)	B
  |  95

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Single Name (continued)
Government of Indonesia	1.00%	Quarterly	CITI	6/20/24	$17,770,000	$195,765	$(56,639)	$252,404	BBB
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	10,600,000	(160,424)	(393,765)	233,341	NR
Government of Russia	1.00%	Quarterly	BNDP	6/20/24	8,600,000	15,439	(109,064)	124,503	BBB-
Government of Spain	1.00%	Quarterly	CITI	6/20/24	12,300,000	356,383	319,086	37,297	NR
Morgan Stanley	1.00%	Quarterly	JPHQ	6/20/24	20,750,000	457,340	280,118	177,222	BBB+
Nabors Industries Inc.	1.00%	Quarterly	CITI	12/20/23	10,225,000	(1,576,431)	(1,344,247)	(232,184)	BB
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	5,150,000	59,615	—	59,615	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez Index, Mezzanine Tranche 5-7%	2.00%	Quarterly	BNDP	12/20/20	5,300,000	8,033	—	8,033	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	2,700,000	62,260	—	62,260	Non-
									Investment Grade
[f]Citibank Bespoke Cambridge Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	8,476,000	(549,866)	(269,917)	(279,949)	Non-
									Investment Grade
[f]Citibank Bespoke Lima Index, Mezzanine Tranche 5-7%	2.13%	Quarterly	CITI	12/20/19	10,500,000	112,470	—	112,470	Non-
									Investment Grade
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	5,900,000	75,619	—	75,619	Non-
									Investment Grade
  |  96

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	$7,800,000	$126,322	$ —	$126,322	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	11,300,000	(1,788,508)	(1,403,936)	(384,572)	Non-
									Investment Grade
[f]Citibank Bespoke Sydney Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	3,595,109	(640,849)	(509,925)	(130,924)	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	12/20/19	6,112,500	(254,539)	(238,937)	(15,602)	Non-
									Investment Grade
[f]Citibank Bespoke Verona Index, Mezzanine Tranche 7-15%	0.40%	Quarterly	CITI	12/20/19	21,000,000	24,936	—	24,936	Non-
									Investment Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	2,325,000	46,007	20,672	25,335	Investment
									Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	8,300,000	30,156	—	30,156	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	8,300,000	160,009	—	160,009	Non-
									Investment Grade
Total OTC Swap Contracts						$(8,580,292)	$(7,722,877)	$(857,415)
Total Credit Default Swap Contracts						$(8,367,404)	$(7,553,504)	$(813,900)
  |  97

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Credit Default Swap Contracts (continued)
[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BZWS	$1,010,000
CITI	4,340,000
DBAB	(236,283)
FBCO	(110,000)
JPHQ	(923,806)
Total collateral	$4,079,911

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying instruments.

At July 31, 2019, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,137,400	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	2,700,000	EUR	$154,439
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			8,176,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	7,300,000	EUR	99,517
Total Cross Currency Swap Contracts						$253,956

At July 31, 2019, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity		8/31/24	$24,600,000	$37,313
OTC Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.782%	At maturity	JPHQ	5/27/24	35,700,000	656,632
Total Inflation Index Swap Contracts					$693,945

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Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
At July 31, 2019, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Euribor 3 Month	3-month EUR LIBOR	Quarterly	JPHQ	12/20/19	20,000,000	EUR	$103,146
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	CITI	9/20/19	8,700,000		252,583
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	9/20/19	20,500,000		786,709
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	JPHQ	12/20/19	8,400,000		93,288
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	MSCO	12/20/19	10,600,000		185,053
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	3/20/20	10,400,000		154,722
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	16,700,000		315,366
Total Total Return Swap Contracts							$1,890,867

*In U.S. dollars unless otherwise indicated.
[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 114.
  |  99

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective March 1, 2019, Franklin Balanced Fund was renamed Franklin Managed Income Fund.
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds’ primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the
  |  100

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC
  |  101

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At July 31, 2019, Franklin Total Return Fund received $1,055,089 in U.S. Treasury Bills, Bonds and Notes as collateral for derivatives.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and
  |  102

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other market risks of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Floating Rate Daily Access Fund – Swaps
Franklin Low Duration Total Return Fund – Futures, forwards and swaps
Franklin Managed Income Fund – Options
Franklin Total Return Fund – Futures, forwards, swaps and VRI
4.  MORTGAGE DOLLAR ROLLS
Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
  |  103

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
5.  RESTRICTED SECURITIES
At July 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Principal Amount/ Shares/Units		Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Daily Access Fund
1,219,956	[a]	Appvion Operations Inc.	6/14/18 - 4/12/19	$12,791,766	$13,948,586
170,300	[b]	Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	—	—
		Total Restricted Securities (Value is 0.5% of Net Assets)		$12,791,766	$13,948,586
Franklin Low Duration Total Return Fund
24,739	[c]	Appvion Operations Inc.	4/12/19	$334,607	$282,862
12,326,925		K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	92,077	8,578
1,226,701		K2016470219 South Africa Ltd., B	2/01/17	911	854
976,985		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	4/15/13 - 6/30/19	1,327,730	1,218
232,121		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 6/30/19	166,693	2,274
16,078	[d]	Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	—	—
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$1,922,018	$295,786
Franklin Total Return Fund
13,033	[e]	Appvion Operations Inc.	4/12/19	$176,272	$149,013
28,762,824		K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	221,469	20,017
2,862,311		K2016470219 South Africa Ltd., B	2/01/17	2,125	1,992
2,279,634		K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	4/15/13 - 6/30/19	3,152,621	2,842
541,623		K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	2/01/17 - 6/30/19	388,951	5,306
4,897	[f]	Remington Outdoor Co. Inc., Litigation Units	4/12/19	—	—
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$3,941,438	$179,170

†Rounds to less than 0.1% of net assets.
[a]The Fund also invests in unrestricted securities of the issuer, valued at $45,097,953 as of July 31, 2019.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $3,843,980 as of July 31, 2019.
[c]The Fund also invests in unrestricted securities of the issuer, valued at $557,967 as of July 31, 2019.
[d]The Fund also invests in unrestricted securities of the issuer, valued at $362,923 as of July 31, 2019.
[e]The Fund also invests in unrestricted securities of the issuer, valued at $293,938 as of July 31, 2019.
[f]The Fund also invests in unrestricted securities of the issuer, valued at $110,540 as of July 31, 2019.
  |  104

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2019, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases[a]	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Units Held at End of Period	Investment Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
								Dividends
Appvion Operations Inc.	$11,581,914	$1,189,036	$ —	$ —	$1,177,636	$13,948,586	1,219,956	$ —
Remington Outdoor Co. Inc.	18,876,774	447,384	—	—	(15,480,178)	3,843,980	1,808,932	—
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	—	—	170,300	—
	$30,458,688	$1,636,420	$ —	$ —	$(14,302,542)	$17,792,566		$ —
								Interest
Appvion Operations, Inc., Term Loan, 6/15/26	$53,498,450	$2,028,297	$(10,172,761)[b]	$16,894	$(272,927)	$45,097,953	45,324,576	$3,229,328
Total Affiliated Securities (Value is 2.3% of Net Assets)	$83,957,138	$3,664,717	$(10,172,761)	$16,894	$(14,575,469)	$62,890,519		$3,229,328

[a]Purchases were the result of an in-kind transfer of securities.
[b]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$18,732,898	$139,736,757	$(122,490,925)	$ —	$ —	$35,978,730	35,978,730	$460,004
Franklin Convertible Securities Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$163,242,682	$598,625,123	$(556,031,115)	$ —	$ —	$205,836,690	205,836,690	$1,995,758
  |  105

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Equity Income Fund
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$70,527,817	$296,710,726	$(327,171,217)	$ —	$ —	$40,067,326	40,067,326	$550,964
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
								Dividends
Franklin Floating Rate Income Fund[a]	$64,272,450	$ —	$ —	$ —	$(5,401,621)	$58,870,829	6,837,495	$3,697,245
Franklin Lower Tier Floating Rate Fund	64,398,391	—	(57,966,627)[b]	(11,845,737)	5,413,973	—[c]	—	2,769,898
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	219,846,906	471,889,065	(645,487,604)	—	—	46,248,367	46,248,367	2,519,005
Total Affiliated Securities	$348,517,747	$471,889,065	$(703,454,231)	$(11,845,737)	$12,352	$105,119,196		$8,986,148
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
								Dividends
Franklin Floating Rate Income Fund[a]	$22,459,491	$ —	$ —	$ —	$(1,887,553)	$20,571,938	2,389,308	$1,296,020
Franklin Lower Tier Floating Rate Fund	18,122,357	—	(16,312,394)[b]	(1,828,482)	18,519	—[c]	—	779,477
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	58,057,813	768,174,830	(736,134,412)	—	—	90,098,231	90,098,231	1,179,226
Total Affiliated Securities	$98,639,661	$768,174,830	$(752,446,806)	$(1,828,482)	$(1,869,034)	$110,670,169		$3,254,723
Franklin Managed Income Fund
Controlled Affiliates
								Dividends
Franklin FTSE Europe Hedged ETF	$32,123,250	$ —	$(29,576,550)	$(4,136,075)	$1,589,375	$—[c]	—	$ —
Franklin FTSE Japan Hedged ETF	30,808,000	—	(28,417,805)	(4,455,070)	2,064,875	—[c]	—	—
Total Controlled Affiliates	$62,931,250	$ —	$(57,994,355)	$(8,591,145)	$3,654,250	$ —		$ —
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$126,683,009	$1,266,022,186	$(1,179,080,624)	$ —	$ —	$213,624,571	213,624,571	$2,334,809
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Franklin Managed Income Fund (continued)
Non-Controlled Affiliates (continued)
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	$ —	$582,000	$(582,000)	$ —	$ —	$ —	—	$993
Total Non-Controlled Affiliates	$126,683,009	$1,266,604,186	$(1,179,662,624)	$ —	$ —	$213,624,571		$2,335,802
Total Affiliated Securities	$189,614,259	$1,266,604,186	$(1,237,656,979)	$(8,591,145)	$3,654,250	$213,624,571		$2,335,802
Franklin Real Return Fund
Non-Controlled Affiliates
								Dividends
Franklin Pelagos Commodities Strategy Fund, Class R6	$5,808,508	$394,117[d]	$ —	$ —	$(872,966)	$5,329,659	969,029	$394,117
Franklin Total Return Fund
Controlled Affiliates
								Dividends
Franklin Liberty Investment Grade Corporate ETF	$9,218,000	$199,750,463	$ —	$ —	$5,843,309	$214,811,772	8,555,000	$1,603,081
Franklin Liberty Senior Loan ETF	7,548,483	15,521,063	—	—	(303,815)	22,765,731	914,900	781,054
Total Controlled Affiliates	$16,766,483	$215,271,526	$ —	$ —	$5,539,494	$237,577,503		$2,384,135
Non-Controlled Affiliates
								Dividends
Franklin Flexible Alpha Bond Fund, Class R6	$99,287,894	$ —	$(98,880,977)	$(1,119,023)	$712,106	$—[c]	—	$1,881,536
Franklin Floating Rate Income Fund[a]	17,759,516	—	—	—	(1,492,555)	16,266,961	1,889,310	1,024,809
Franklin Lower Tier Floating Rate Fund	9,546,927	—	(8,593,431)[b]	(963,252)	9,756	—[c]	—	410,632
Institutional Fiduciary Trust Money Market Portfolio, 2.00%	39,095,058	1,153,987,604	(1,133,910,556)	—	—	59,172,106	59,172,106	1,220,777
Total Non-Controlled Affiliates	$165,689,395	$1,153,987,604	$(1,241,384,964)	$(2,082,275)	$(770,693)	$75,439,067		$4,537,754
Total Affiliated Securities	$182,455,878	$1,369,259,130	$(1,241,384,964)	$(2,082,275)	$4,768,801	$313,016,570		$6,921,889

[a]Effective May 31, 2019, Franklin Middle Tier Floating Rate Fund was renamed Franklin Floating Rate Income Fund.
[b]The Fund sold shares of the affiliate through an in-kind transfer of common stocks and other equity interests, corporate bonds and senior floating rate interests securities and cash.
[c]As of July 31, 2019, no longer held by the fund.
[d]Purchase was the result of a corporate action.
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)
Franklin Total Return Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2019, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July 31, 2019, the net assets of FT Subsidiary were $5,200,285, representing 0.1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
9.  UPCOMING ACQUISITIONS/MERGER
On July 17, 2019, the Board of Trustees of Franklin Investors Securities Trust approved a proposal to reorganize Franklin Real Return Fund with and into Franklin Total Return Fund, subject to approval by the shareholders of Franklin Real Return Fund.
On July 17, 2019, the Board of Trustees of Franklin Strategic Series approved a proposal to reorganize Franklin Flexible Alpha Bond Fund with and into the Franklin Low Duration Total Return Fund subject to approval by the shareholders of Franklin Flexible Alpha Bond Fund.
10.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Mortgage-Backed Securities	$—	$668,880,472	$—	$668,880,472
Short Term Investments	35,978,730	9,598,650	—	45,577,380
Total Investments in Securities	$35,978,730	$678,479,122	$ —	$714,457,852
Franklin Convertible Securities Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$685,275,552	$—	$—	$685,275,552
Convertible Bonds	—	3,179,321,940	—	3,179,321,940
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	205,836,690	—	—	205,836,690
Total Investments in Securities	$891,112,242	$3,179,321,940	$ —	$4,070,434,182
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Equity Income Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,162,322,583	$—	$—	$2,162,322,583
Equity-Linked Securities	—	218,127,765	—	218,127,765
Short Term Investments	40,067,326	—	—	40,067,326
Total Investments in Securities	$2,202,389,909	$218,127,765	$ —	$2,420,517,674
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Forest Products	$—	$—	$13,948,586	$13,948,586
Oil & Gas Exploration & Production	—	10,548,964	—	10,548,964
All Other Equity Investments	62,714,809	—	—	62,714,809
Corporate Bonds	—	16,349,603	—	16,349,603
Senior Floating Rate Interests:
Oil & Gas Exploration & Production	—	160,796,439	18,559,394	179,355,833
Personal Products	—	2,711,813	58,698,892	61,410,705
All Other Senior Floating Rate Interests	—	1,978,328,740	—	1,978,328,740
Escrows and Litigation Trusts	—	—	—[c]	—
Asset-Backed Securities	—	364,676,475	—	364,676,475
Short Term Investments	46,248,367	—	—	46,248,367
Total Investments in Securities	$108,963,176	$2,533,412,034	$91,206,872	$2,733,582,082
Liabilities:
Other Financial Instruments:
Swap Contracts	$—	$960,337	$—	$960,337
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Materials	$22,719	$—	$282,862	$305,581
Retailing	—	—	9,432	9,432
All Other Equity Investments	78,351,513	—	—	78,351,513
Corporate Bonds:
Retailing	—	33,547,333	3,492	33,550,825
All Other Corporate Bonds	—	782,241,691	—	782,241,691
Senior Floating Rate Interests:
Household & Personal Products	—	—	3,170,816	3,170,816
All Other Senior Floating Rate Interests	—	99,425,497	—	99,425,497
Foreign Government and Agency Securities	—	189,166,376	—	189,166,376
U.S. Government and Agency Securities	—	564,912,222	—	564,912,222
Marketplace Loans	—	—	20,165,133	20,165,133
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,325,148,962	—	1,325,148,962
Mortgage-Backed Securities	—	19,091,698	—	19,091,698
Municipal Bonds	—	22,387,750	—	22,387,750
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	90,098,231	2,047,500	—	92,145,731
Total Investments in Securities	$168,472,463	$3,037,969,029	$23,631,735	$3,230,073,227
Other Financial Instruments:
Futures Contracts	$1,120,377	$—	$—	$1,120,377
Forward Exchange Contracts	—	1,861,585	—	1,861,585
Swap Contracts	—	3,472,741	—	3,472,741
Total Other Financial Instruments	$1,120,377	$5,334,326	$ —	$6,454,703
Liabilities:
Other Financial Instruments:
Futures Contracts	$587,675	$—	$—	$587,675
Forward Exchange Contracts	—	387,066	—	387,066
Swap Contracts	—	1,451,411	—	1,451,411
Total Other Financial Instruments	$587,675	$1,838,477	$ —	$2,426,152
Franklin Managed Income Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,380,564,136	$—	$—	$1,380,564,136
Equity-Linked Securities	—	414,165,906	—	414,165,906
Index-Linked Notes	—	33,837,500	—	33,837,500
Convertible Bonds	—	3,578,893	—	3,578,893
Corporate Bonds	—	1,303,336,645	—	1,303,336,645
U.S. Government and Agency Securities	—	253,935,547	—	253,935,547
Options Purchased	8,130,000	—	—	8,130,000
Short Term Investments	213,624,571	74,950,675	—	288,575,246
Total Investments in Securities	$1,602,318,707	$2,083,805,166	$ —	$3,686,123,873
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Managed Income Fund (continued)
Liabilities:
Other Financial Instruments:
Options Written	$3,110,000	$—	$—	$3,110,000
Franklin Real Return Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$39,583,271	$—	$—	$39,583,271
U.S. Government and Agency Securities	—	121,884,388	—	121,884,388
Short Term Investments	—	7,525,772	—	7,525,772
Total Investments in Securities	$39,583,271	$129,410,160	$ —	$168,993,431
Franklin Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$34,113	$34,113
Materials	113,906	—	149,013	262,919
Retailing	—	—	22,009	22,009
All Other Equity Investments	293,410,734	—	—	293,410,734
Corporate Bonds:
Retailing	—	36,217,797	8,148	36,225,945
All Other Corporate Bonds	—	908,620,952	—	908,620,952
Senior Floating Rate Interests:
Household & Personal Products	—	—	1,670,398	1,670,398
All Other Senior Floating Rate Interests	—	178,492,713	—	178,492,713
Foreign Government and Agency Securities	—	261,418,467	—	261,418,467
U.S. Government and Agency Securities	—	697,418,519	—	697,418,519
Asset-Backed Securities and Commercial Mortgage-Backed Securities:
Banks	—	18,403,077	10,542	18,413,619
All Other Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,300,021,792	—	1,300,021,792
Mortgage-Backed Securities	—	997,256,376	—	997,256,376
Municipal Bonds	—	83,632,687	—	83,632,687
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	59,172,106	—	—	59,172,106
Total Investments in Securities	$352,696,746	$4,481,482,380	$1,894,223	$4,836,073,349
Other Financial Instruments:
Futures Contracts	$9,879,374	$—	$—	$9,879,374
Forward Exchange Contracts	—	5,418,272	—	5,418,272
Swap Contracts	—	5,239,570	—	5,239,570
Total Other Financial Instruments	$9,879,374	$10,657,842	$ —	$20,537,216
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Total Return Fund (continued)
Liabilities:
Other Financial Instruments:
Futures Contracts	$454,624	$—	$—	$454,624
Forward Exchange Contracts	—	1,607,397	—	1,607,397
Swap Contracts	—	3,214,702	—	3,214,702
Total Other Financial Instruments	$454,624	$4,822,099	$ —	$5,276,723

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred, convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at July 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the nine months ended July 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3[a]	Transfer Out of Level 3[b]	Cost Basis Adjustments[c]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[d]
Diversified Support Services	$18,876,774[e]	$—	$—	$—	$(1,458,043)	$—	$—	$(17,418,731)	$—	$—
Forest Products	11,581,914	1,189,036	—	—	—	—	—	1,177,636	13,948,586	1,177,636
Senior Floating Rate Interests:
Oil & Gas Exploration & Production	—	—	(2,255,593)	18,553,268	—	46,474	11,113	2,204,132	18,559,394	2,204,132
Personal Products	45,928,772	11,146,386	—	—	—	2,080,609	—	(456,875)	58,698,892	(456,875)
Escrows and Litigation Trusts	—	—[e,f]	—	—	—	—	—	—	—[e]	—
Total Investments in Securities	$76,387,460	$12,335,422	$(2,255,593)	$18,553,268	$(1,458,043)	$2,127,083	$11,113	$(14,493,838)	$91,206,872	$2,924,893
aThe investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
bThe investments were transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
cMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
dIncludes common stocks and other equity interests.
eIncludes securities determined to have no value.
fIncludes securities received as a result of an in-kind transfer.
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2019, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$13,948,586	Discounted cash flow	Weighted average cost of capital	17.5%	Decrease[c]
			Total unlevered free cashflows	$158.4 mil	Increase[c]
			Discount for lack of marketability	20.0%	Decrease[d]
			Long term growth	0.5%	Increase
Senior Floating Rate Interests:
Personal Products	$58,698,892	Discounted cash flow	Discount rate	11.0% - 11.9% (11.7%)	Decrease
			Free cash flow	$16.0 - $60.3 mil ($50.2) mil	Increase[c]
All other investments[e]	18,559,394[f],[g]
Total	$91,206,872
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at July 31, 2019.
gIncludes security determined to be Level 3, but not fair valued due to single source vendor price at July 31, 2019.
11.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
Abbreviations
Counterparty/Exchange
BNDP	BNP Paribas SA
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
CME	Chicago Mercantile Exchange
DBAB	Deutsche Bank AG
FBCO	Credit Suisse Group AG
GSCO	The Goldman Sachs Group, Inc.
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
Currency
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DOP	Dominican Peso
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South Africa C Rand

Selected Portfolio

ADR	American Depositary Receipt
AGMC	Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage
BZDIOVRA	Brazil Cetip DI Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
CPI	Consumer Price Index
ETF	Exchange Traded Fund
FRN	Floating Rate Note
GDP	Gross Domestic Product
GNMA	Government National Mortgage Association
GO	General Obligation
IO	Interest Only
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
MFM	Multi-Family Mortgage
NA	North American
PIK	Payment-In-Kind
RDA	Redevelopment Agency/Authority
REIT	Real Estate Investment Trust
SF	Single Family
SPDR	S&P Depositary Receipt
T-Bill	Treasury Bill
T-Note	Treasury Note
VRI	Value Recovery Instruments

Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
ITRX.EUR.XOVER.Series number	iTraxx Europe Crossover Index
MCDX.NA.Series number	MCDX North America Index
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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